United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2005

                   Date of reporting period: July 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.



AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
U.S. TREASURY OBLIGATIONS - 9.85%
U. S. TREASURY BONDS - 1.46%
   7.50%, Due 11/15/2016 @                                    $ 1,100    $ 1,402
   9.125%, Due 5/15/2018 @                                      1,750      2,544
   7.875%, Due 2/15/2021 @                                        500        686
   6.875%, Due 8/15/2025 @                                      1,580      2,057
   6.25%, Due 5/15/2030 @                                       1,510      1,898
   5.375%, Due 2/15/2031 @                                      2,785      3,165
                                                                         -------
   TOTAL U.S. TREASURY BONDS                                              11,752
                                                                         -------

U.S. TREASURY NOTES - 8.39%
   1.50%, Due 3/31/2006 @                                      34,420     33,910
   3.375%, Due 11/15/2008 @                                     6,000      5,868
   3.875%, Due 5/15/2009 @                                        500        496
   3.375%, Due 9/15/2009 @                                      6,060      5,886
   3.875%, Due 5/15/2010 @                                      2,000      1,976
   5.75%, Due 8/15/2010 @                                       1,700      1,823
   5.00%, Due 2/15/2011 @                                       2,350      2,449
   5.00%, Due 8/15/2011 @                                       2,700      2,821
   4.375%, Due 8/15/2012 @                                      2,000      2,027
   4.75%, Due 5/15/2014 @                                       2,900      3,001
   4.125%, Due 5/15/2015 @                                      7,610      7,514
                                                                         -------
   TOTAL U.S. TREASURY NOTES                                              67,771
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS                                           79,523
                                                                         -------

U.S. AGENCY OBLIGATIONS - 4.54%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.83%
   3.625%, Due 9/15/2006                                       15,000     14,916
   5.875%, Due 3/21/2011 @                                        495        525
   4.875%, Due 11/15/2013 @                                       500        512
   4.50%, Due 1/15/2015 @                                      15,080     15,006
                                                                         -------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           30,959
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.71%
   Discount Note, Due 8/11/2005                                 4,420      4,416
   5.125%, Due 1/2/2014                                           595        607
   7.25%, Due 5/15/2030 @                                         550        738
                                                                         -------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                             5,761
                                                                         -------
TOTAL U.S. AGENCY OBLIGATIONS                                             36,720
                                                                         -------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.03%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.14%
   Pool # G10084, 6.50%, Due 3/1/2008                             621        633
   Pool # E90777, 5.50%, Due 8/1/2017                             101        103
   Pool # G11295, 5.50%, Due 9/1/2017                             533        544
   Pool # E96536, 5.00%, Due 3/1/2018                           1,177      1,181
   Pool # E01386, 5.00%, Due 6/1/2018                             636        638
   Pool # E97381, 5.50%, Due 6/1/2018                             215        219
   Pool # E01492, 5.50%, Due 10/1/2018                            956        976
   Pool # B12563, 5.00%, Due 2/1/2019                             623        625
   Pool # E01602, 4.50%, Due 3/1/2019                           1,285      1,265
   Pool # C26472, 6.50%, Due 5/1/2029                             124        129
   Pool # C27089, 6.50%, Due 6/1/2029                              18         19
   Pool # C00835, 6.50%, Due 7/1/2029                             348        361
   Pool # G01457, 6.00%, Due 8/1/2029                             171        175
   Pool # G01533, 6.00%, Due 3/1/2033                             896        915
   Pool # C01598, 5.00%, Due 8/1/2033                           1,426      1,407
   Pool # A12149, 6.00%, Due 8/1/2033                             771        787
   Pool # C01786, 5.50%, Due 2/1/2034                           2,760      2,776
   Pool # C01796, 5.00%, Due 3/1/2034                           1,753      1,727
   Pool # C01848, 6.00%, Due 6/1/2034                           1,555      1,588
   Pool # G08006, 6.00%, Due 8/1/2034                           1,359      1,389

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
   Pool # A28109, 5.50%, Due 10/1/2034                        $1,280     $ 1,288
   Pool # A27483, 6.00%, Due 10/1/2034                         1,103       1,127
   Pool # A30948, 5.50%, Due 1/1/2035                          1,102       1,108
   Pool # A45500, 5.50%, Due 6/1/2035                          4,366       4,392
                                                                         -------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           25,372
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.08%
   Pool # 488099, 5.50%, Due 2/1/2014                            366         374
   Pool # 323789, 6.00%, Due 6/1/2014                            282         291
   Pool # 535846, 6.00%, Due 4/1/2016                            689         712
   Pool # 254545, 5.00%, Due 12/1/2017                         1,480       1,485
   Pool # 555549, 5.00%, Due 6/1/2018                          1,793       1,798
   Pool # 254865, 4.50%, Due 9/1/2018                          2,180       2,147
   Pool # 100292, 10.00%, Due 9/1/2018                           187         209
   Pool # 747844, 5.50%, Due 12/1/2018                           129         132
   Pool # 761337, 5.00%, Due 4/1/2019                            352         353
   Pool # 811328, 5.00%, Due 2/1/2020                          4,279       4,291
   Pool # 252211, 6.00%, Due 1/1/2029                            838         859
   Pool # 725706, 6.00%, Due 8/1/2032                            416         430
   Pool # 555531, 5.50%, Due 6/1/2033                            706         710
   Pool # 713999, 5.50%, Due 7/1/2033                            762         767
   Pool # 727223, 5.50%, Due 9/1/2033                          1,279       1,286
   Pool # 749219, 5.50%, Due 10/1/2033                           768         773
   Pool # 555880, 5.50%, Due 11/1/2033                         1,853       1,864
   Pool # 758322, 5.50%, Due 12/1/2033                         1,643       1,653
   Pool # 725238, 5.00%, Due 3/1/2034                          1,717       1,694
   Pool # 765304, 5.50%, Due 3/1/2034                            664         667
   Pool # 255225, 5.50%, Due 6/1/2034                            818         822
   Pool # 725866, 4.50%, Due 9/1/2034                          1,228       1,178
   Pool # 255364, 6.00%, Due 9/1/2034                          3,103       3,171
   Pool # 801716, 5.50%, Due 10/1/2034                           843         847
   Pool # 796229, 6.00%, Due 11/1/2034                           956         977
   Pool # 781822, 6.00%, Due 12/1/2034                         1,651       1,687
   Pool # 812630, 5.50%, Due 2/1/2035                            604         607
   Pool # 815762, 6.50%, Due 3/1/2035                            455         471
   Pool # 828377, 5.50%, Due 6/1/2035                          4,396       4,421
   TBA, 30yr, 6.50%                                            4,400       4,333
                                                                         -------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            41,009
                                                                         -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.81%
   Pool # 780085, 11.50%, Due 8/15/2018                          141         156
   Pool # 780400, 7.00%, Due 12/15/2025                          141         149
   Pool # 781200, 8.00%, Due 12/15/2025                          165         178
   Pool # 780509, 6.50%, Due 2/15/2027                           229         240
   Pool # 780615, 6.50%, Due 8/15/2027                           272         285
   Pool # 780651, 7.00%, Due 10/15/2027                          310         328
   Pool # 780680, 6.50%, Due 11/15/2027                          703         737
   Pool # 780747, 6.50%, Due 3/15/2028                           265         277
   Pool # 780788, 6.50%, Due 4/15/2028                           283         296
   Pool # 780842, 8.50%, Due 8/20/2028                           138         151
   Pool # 780936, 7.50%, Due 12/15/2028                          320         343
   Pool # 781035, 6.50%, Due 5/15/2029                           258         270
   Pool # 781273, 6.00%, Due 4/15/2031                           402         414
   Pool # 781288, 6.50%, Due 5/15/2031                           465         487
   Pool # 781564, 6.00%, Due 2/15/2033                           811         834
   Pool # 781589, 5.50%, Due 4/15/2033                         2,112       2,140
   Pool # 781603, 5.00%, Due 5/15/2033                           914         908
   Pool # 781636, 5.50%, Due 7/15/2033                         1,802       1,826
   Pool # 616094, 6.00%, Due 11/15/2033                          305         314
   Pool # 781690, 6.00%, Due 12/15/2033                          926         952

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
   Pool # 003515, 5.50%, Due 2/20/2034                        $2,600     $ 2,629
   Pool # 003517, 6.00%, Due 2/20/2034                           654         671
                                                                         -------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                         14,585
                                                                         -------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                             80,966
                                                                         -------

ASSET-BACKED SECURITIES - 0.47%
Citigroup Commercial Mortgage Trust 2004-C2 A3, 4.38%,
   Due 10/15/2041                                                760         742
Household Automotive Trust 2004-1 A3, 3.30%,
   Due 5/18/2009                                               1,300       1,286
J P Morgan Chase Commercial Mortgage Securities Corp
   2004-CBX A4, 4.529%, Due 11/12/2039                           555         547
J P Morgan Chase Commercial Mortgage Securities Corp
   2005-LDP1 A2, 4.625%, Due 3/15/2046                           845         843
TXU Electric Delivery Transition, LLC 2004-1 A2, 4.81%,
   Due 11/15/2012                                                390         392
                                                                         -------
  TOTAL ASSET-BACKED SECURITIES                                            3,810
                                                                         -------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.50%
Banc of America Commercial Mortgage, Incorporated
   2003-2 A3, 4.342%, Due 3/11/2041                              560         554
Bear Stearns Commercial Mortgage Securities,
   Incorporated 2004-PWR5 A4, 4.831%, Due 7/11/2042              870         868
Countrywide Home Loan, Incorporated 2004-18 A1, 6.00%,
   Due 10/25/2034                                                625         634
General Electric Capital Commercial Mortgage
   Corporation 2003-C2 A2, 4.17%, Due 7/10/2037                  430         424
General Electric Capital Commercial Mortgage
   Corporation 2004-C3 A3, 4.865%, Due 7/10/2039                 890         892
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2,
   3.989%, Due 6/15/2035                                         680         644
                                                                         -------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                            4,016
                                                                         -------

CORPORATE BONDS - 8.16%
BANKS - 0.77%
Banco Popular North America, Incorporated, 4.25%,
   Due 4/1/2008                                                  500         495
Bank One Corporation,
   5.90%, Due 11/15/2011                                         700         740
   4.90%, Due 4/30/2015                                          300         294
Capital One,
   6.875%, Due 2/1/2006                                          800         810
   6.70%, Due 5/15/2008                                          450         474
   4.80%, Due 2/21/2012                                          360         353
   5.125%, Due 2/15/2014                                         450         449
Credit Suisse First Boston, 6.50%, Due 5/1/2008                  750         784
Fleet Norstar Financial Group, Incorporated, 8.625%,
   Due 1/15/2007                                                 600         634
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)                450         455
Synovus Financial Corporation, 4.875%, Due 2/15/2013             300         299
Washington Mutual Financial Corporation, 6.875%,
   Due 5/15/2011 @                                               425         469
                                                                         -------
   TOTAL BANKS                                                             6,256
                                                                         -------
FINANCE - 2.55%
AEGON, N.V., 8.00%, Due 8/15/2006                                300         310
American General Finance Corporation,
   5.375%, Due 9/1/2009 @                                        325         332
   4.875%, Due 5/15/2010                                         500         498
The Bear Stearns Companies, Incorporated, 2.875%,
   Due 7/2/2008                                                  800         763
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                  300         299
Boeing Capital Corporation, 5.40%, Due 11/30/2009                850         874
Bunge Limited Finance Corporation, 7.80%,
   Due 10/15/2012                                                400         467
Cendant Corporation, 6.875%, Due 8/15/2006                       990       1,014
Countrywide Home Loans, Incorporated, 3.25%,
   Due 5/21/2008                                                 560         539
General Electric Capital Corporation, 6.875%,
   Due 11/15/2010                                                635         696
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013          400         393
Household Finance Corporation, 5.75%, Due 1/30/2007            1,500       1,530
HSBC Finance Corporation, 4.75%, Due 4/15/2010 @                 470         469
International Lease Finance Corporation, 6.375%,
   Due 3/15/2009 @                                             1,025       1,069
Liberty Mutual Corporation, 7.875%, Due 10/15/2026,
   144A (Note A) @                                             1,500       1,732
Lincoln National Corporation, 4.75%, Due 2/15/2014               200         195
Merrill Lynch & Company, Incorporated,
   6.00%, Due 2/17/2009                                        1,000       1,045
   4.25%, Due 2/8/2010                                           615         604

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
MetLife, Incorporated, 5.00%, Due 6/15/2015 @                 $  385     $   384
MetLife Global Funding I, 3.375%, Due 10/5/2007,
   144A (Note A)                                                 650         635
PHH Corporation, 6.00%, Due 3/1/2008                             500         510
PNC Funding Corporation, 4.20%, Due 3/10/2008 @                  545         541
Prudential Financial, Incorporated,
   3.75%, Due 5/1/2008                                           185         182
   4.50%, Due 7/15/2013 @                                        400         389
   5.10%, Due 9/20/2014                                          315         317
Simon Property Group LP, 6.375%, Due 11/15/2007                  400         414
SLM Corporation,
   3.95%, Due 8/15/2008                                          460         452
   4.00%, Due 1/15/2009                                        1,500       1,472
   4.50%, Due 7/26/2010 @                                        520         514
Verizon Global Funding Corporation, 4.375%,
   Due 6/1/2013 @                                                400         388
Washington Mutual Financial Corporation, 4.625%,
   Due 4/1/2014                                                  350         334
WellPoint, Incorporated,
   3.75%, Due 12/14/2007                                         380         372
   5.00%, Due 12/15/2014                                         430         430
XL Capital Limited, 5.25%, Due 9/15/2014                         440         436
                                                                         -------
   TOTAL FINANCE                                                          20,599
                                                                         -------

FOREIGN - 0.18%
Deutsche Telekom AG, 8.50%, Due 6/15/2010                        280         320
France Telecom SA, 8.50%, Due 3/1/2011                           550         630
Telefonos de Mexico, S.A. de C.V., 5.50%,
   Due 1/27/2015, 144A (Note A)                                  500         492
                                                                         -------
   TOTAL FOREIGN                                                           1,442
                                                                         -------

INDUSTRIALS - 2.82%
Amgen, Incorporated, 4.00%, Due 11/18/2009 @                     415         406
Anheuser Busch Companies, Incorporated, 6.50%,
   Due 1/1/2028                                                  872       1,006
Atlantic Richfield Company,
   9.125%, Due 3/1/2011 @                                        480         582
   8.50%, Due 4/1/2012                                            90         109
Baxter International, Incorporated, 5.25%,
   Due 5/1/2007 @                                                455         460
Carnival Corporation, 3.75%, Due 11/15/2007 @                    715         703
Comcast Cable Communications,
   7.625%, Due 2/15/2008 @                                       300         320
   5.30%, Due 1/15/2014 @                                        710         718
Conagra Foods, Incorporated, 7.00%, Due 10/1/2028                600         696
DaimlerChrysler North America,
   4.75%, Due 1/15/2008 @                                        820         818
   7.75%, Due 1/18/2011 @                                      1,000       1,114
John Deere Capital Corporation,
   3.375%, Due 10/1/2007                                         650         635
   4.40%, Due 7/15/2009                                          620         615
Dell Computer Corporation, 6.55%, Due 4/15/2008                  400         420
EOG Resources, Incorporated, 4.75%, Due 3/15/2014,
   144A (Note A)                                                 425         419
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014          350         339
Hewlett Packard Company, 5.75%, Due 12/15/2006 @                 570         580
Kinder Morgan, Incorporated, 6.50%, Due 9/1/2012 @               460         500
Lockheed Martin Corporation, 7.20%, Due 5/1/2036 @               700         873
Martin Marietta Material, Incorporated, 6.90%,
   Due 8/15/2007                                                 200         209
Nissan Motor Company Limited, 4.625%, Due 3/8/2010               410         404
Northrop Grumman Corporation,
   4.079%, Due 11/16/2006                                        850         844
   7.125%, Due 2/15/2011                                         505         562
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012           400         445
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029          650         801
Pulte Homes, Incorporated,
   4.875%, Due 7/15/2009                                         300         297
   5.25%, Due 1/15/2014                                          275         271

AMERICAN BEACON BALANCED FUND
CHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
Reed Elsevier Capital, Incorporated, 6.125%,
   Due 8/1/2006                                               $  765     $   774
Sprint Capital Corporation,
   6.00%, Due 1/15/2007                                        1,270       1,294
   8.375%, Due 3/15/2012                                         175         208
Time Warner, Incorporated,
   6.75%, Due 4/15/2011                                          900         984
   7.625%, Due 4/15/2031                                         340         419
Unilever Capital Corporation, 7.125%, Due 11/1/2010 @          2,000       2,221
Univision Communications, Incorporated, 3.875%,
   Due 10/15/2008                                                555         535
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030              650         858
Weyerhaeuser Company, 5.95%, Due 11/1/2008                       340         352
                                                                         -------
   TOTAL INDUSTRIALS                                                      22,791
                                                                         -------

PHARMACEUTICAL - 0.12%
Schering Plough Corporation, 6.75%, Due 12/1/2033 @              400         474
Wyeth, 5.50%, Due 2/1/2014 @                                     465         481
                                                                         -------
   TOTAL PHARMACEUTICAL                                                      955
                                                                         -------

TELECOMMUNICATION - 0.85%
Alltel Corporation, 4.656%, Due 5/17/2007                        855         858
America Movil S.A. de C.V., 6.375%, Due 3/1/2035 @             1,020         991
AT&T Broadband Corporation, 8.375%, Due 3/15/2013                848       1,019
AT&T Wireless Services, Incorporated,
   7.35%, Due 3/1/2006                                           855         870
   8.125%, Due 5/1/2012                                          900       1,063
   8.75%, Due 3/1/2031                                           340         470
Motorola, Incorporated,
   4.608%, Due 11/16/2007                                        420         420
   8.00%, Due 11/1/2011                                          480         558
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006            570         578
                                                                         -------
   TOTAL TELECOMMUNICATION                                                 6,827
                                                                         -------

TRANSPORTATION - 0.32%
CNF Transportation, Incorporated, 8.875%, Due 5/1/2010         1,850       2,121
Union Pacific Corporation, 6.50%, Due 4/15/2012                  450         490
                                                                         -------
   TOTAL TRANSPORTATION                                                    2,611
                                                                         -------

UTILITY - 0.55%
Consolidated Natural Gas Company, 6.875%,
   Due 10/15/2026                                                360         408
FPL Group, Incorporated, 4.086%, Due 2/16/2007 @                 310         308
Georgia Power Company, 4.875%, Due 7/15/2007 @                   450         453
Marathon Oil Corporation, 5.375%, Due 6/1/2007                   460         467
MidAmerican Energy Holdings Company,
   3.50%, Due 5/15/2008                                          495         478
   5.875%, Due 10/1/2012                                         405         422
Public Service Enterprise Group, Incorporated , 6.95%,
   Due 6/1/2012 @                                                800         888
Southern Company Capital Funding, Incorporated, 5.30%,
   Due 2/1/2007 @                                                325         330
Union Oil Company of California, 7.90%, Due 4/18/2008            100         107
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010                  500         548
                                                                         -------
   TOTAL UTILITY                                                           4,409
                                                                         -------
TOTAL CORPORATE BONDS                                                     65,890
                                                                         -------

                                                                Shares
                                                                ------
COMMON STOCK - 60.91%
CONSUMER DISCRETIONARY - 5.39%
HOTELS, RESTAURANTS & LEISURE - 1.06%
Carnival Corporation                                            26,300     1,378
McDonald's Corporation                                          45,200     1,409
MGM MIRAGE +                                                    93,300     4,240
Yum Brands, Incorporated                                        30,000     1,571
                                                                         -------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                     8,598
                                                                         -------

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                               -------   -------
                                                                  (dollars in
                                                                   thousands)
HOUSEHOLD DURABLES  - 2.11%
Centex Corporation                                              88,300   $ 6,532
Fortune Brands, Incorporated                                    21,400     2,023
Koninklijke (Royal) Philips Electronics NV                     140,031     3,798
Newell Rubbermaid, Incorporated @                               89,600     2,228
Pulte Homes, Incorporated                                       26,400     2,472
                                                                         -------
   TOTAL HOUSEHOLD DURABLES                                               17,053
                                                                         -------

LEISURE EQUIPMENT & PRODUCTS  - 0.68%
Eastman Kodak Company                                          101,000     2,701
Mattel, Incorporated                                           151,200     2,820
                                                                         -------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                      5,521
                                                                         -------

MEDIA - 0.20%
Interpublic Group Companies, Incorporated +@                   127,700     1,596
                                                                         -------
   TOTAL MEDIA                                                             1,596
                                                                         -------

MULTILINE RETAIL - 1.12%
Federated Department Stores, Incorporated                       55,600     4,218
May Department Stores Company                                   66,700     2,738
Target Corporation                                              35,400     2,080
                                                                         -------
   TOTAL MULTILINE RETAIL                                                  9,036
                                                                         -------

TEXTILES & APPAREL  - 0.22%
Liz Claiborne, Incorporated                                     43,400     1,806
                                                                         -------
   TOTAL TEXTILES & APPAREL                                                1,806
                                                                         -------
TOTAL CONSUMER DISCRETIONARY                                              43,610
                                                                         -------

CONSUMER STAPLES - 5.70%
FOOD & DRUG RETAILING - 0.45%
Albertson's, Incorporated @                                     78,900     1,681
Safeway, Incorporated                                           81,000     1,968
                                                                         -------
   TOTAL FOOD & DRUG RETAILING                                             3,649
                                                                         -------

FOOD PRODUCTS - 2.32%
Anheuser Busch Companies, Incorporated                          34,300     1,521
Conagra, Incorporated                                          148,500     3,372
Dean Foods Company +                                            86,300     3,081
General Mills, Incorporated                                     33,300     1,579
Kraft Foods, Incorporated @                                    101,400     3,098
Sara Lee Company                                               143,374     2,858
Unilever plc, ADR @                                             82,200     3,208
                                                                         -------
   TOTAL FOOD PRODUCTS                                                    18,717
                                                                         -------

TOBACCO - 2.93%
Altria Group, Incorporated                                     178,800    11,972
Gallaher Group plc, ADR @                                       41,600     2,373
Imperial Tobacco Group plc, ADR                                 94,800     4,934
UST, Incorporated                                               94,500     4,349
                                                                         -------
   TOTAL TOBACCO                                                          23,628
                                                                         -------
TOTAL CONSUMER STAPLES                                                    45,994
                                                                         -------

ENERGY - 6.64%
ENERGY EQUIPMENT & SERVICES - 0.28%
American Power Conversion Corporation                           81,400     2,288
                                                                         -------
   TOTAL ENERGY EQUIPMENT & SERVICES                                       2,288
                                                                         -------

OIL & GAS  - 6.36%
Anadarko Petroleum Corporation                                  17,500     1,546
BP plc, ADR                                                     80,380     5,296
ChevronTexaco Corporation                                      118,828     6,893

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
ConocoPhillips                                                256,676   $ 16,065
Devon Energy Corporation                                       88,000      4,936
Duke Energy Corporation                                       169,900      5,019
Kerr-McGee Corporation @                                       20,476      1,642
Occidental Petroleum Corporation                               97,900      8,055
Petro-Canada                                                   27,000      1,940
                                                                        --------
   TOTAL OIL & GAS                                                        51,392
                                                                        --------
TOTAL ENERGY                                                              53,680
                                                                        --------

FINANCIALS - 18.98%
BANKS - 4.79%
Bank of America Corporation                                   309,518     13,495
Comerica, Incorporated                                         26,900      1,644
KeyCorp Limited                                                92,800      3,177
PNC Financial Services Group, Incorporated                      9,600        526
U.S. Bancorp, Incorporated                                    108,260      3,254
UnionBanCal Corporation                                        11,700        835
Wachovia Corporation                                           64,600      3,255
Washington Mutual, Incorporated                               190,400      8,088
Wells Fargo & Company                                          71,600      4,392
                                                                        --------
   TOTAL BANKS                                                            38,666
                                                                        --------

DIVERSIFIED FINANCIALS - 6.72%
Bear Stearns Companies, Incorporated                           26,300      2,685
CIT Group, Incorporated                                        37,200      1,642
Citigroup, Incorporated                                       247,942     10,785
Federal Home Loan Mortgage Corporation                         73,500      4,651
Federal National Mortgage Association                          42,300      2,363
Goldman Sachs Group, Incorporated                              24,300      2,612
MBNA Corporation                                              384,900      9,684
Merrill Lynch & Company, Incorporated                          43,500      2,557
J P Morgan Chase & Company                                    186,534      6,555
Morgan Stanley & Company, Incorporated                         58,400      3,098
Principal Financial Group, Incorporated                        65,500      2,879
SLM Corporation                                                92,500      4,763
                                                                        --------
   TOTAL DIVERSIFIED FINANCIALS                                           54,274
                                                                        --------

INSURANCE - 6.84%
Ace Limited                                                    73,700      3,406
Allstate Corporation                                          107,500      6,585
American International Group, Incorporated                     33,600      2,023
AON Corporation                                                63,500      1,615
Assurant, Incorporated                                         42,200      1,559
Conseco, Incorporated + @                                      71,400      1,557
Hartford Financial Services Group, Incorporated                19,600      1,579
Loews Corporation                                              30,600      2,559
MetLife, Incorporated                                         216,080     10,618
MGIC Investments Corporation                                   42,600      2,922
Prudential Financial, Incorporated                             75,600      5,058
The St. Paul Travelers Companies, Incorporated                197,000      8,672
WellPoint, Incorporated +                                      68,200      4,825
XL Capital Limited                                             31,800      2,284
                                                                        --------
   TOTAL INSURANCE                                                        55,262
                                                                        --------

REAL ESTATE - 0.63%
Equity Office Properties Trust                                142,800      5,062
                                                                        --------
   TOTAL REAL ESTATE                                                       5,062
                                                                        --------
TOTAL FINANCIALS                                                         153,264
                                                                        --------

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                               -------   -------
                                                                  (dollars in
                                                                   thousands)
HEALTH CARE - 4.25%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.43%
Baxter International, Incorporated                              88,200   $ 3,464
                                                                         -------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  3,464
                                                                         -------

HEALTH CARE PROVIDERS & SERVICES - 1.00%
Cigna Corporation                                               30,400     3,245
HCA, Incorporated                                               59,200     2,916
Tenet Healthcare Corporation +                                 157,600     1,913
                                                                         -------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  8,074
                                                                         -------

PHARMACEUTICALS - 2.82%
Bristol-Myers Squibb Company                                   236,900     5,918
Merck & Company, Incorporated                                  121,700     3,780
Pfizer, Incorporated                                           270,200     7,160
Schering Plough Corporation                                    164,000     3,414
Wyeth                                                           54,100     2,475
                                                                         -------
   TOTAL PHARMACEUTICALS                                                  22,747
                                                                         -------
TOTAL HEALTH CARE                                                         34,285
                                                                         -------

INDUSTRIALS - 6.75%
AEROSPACE & DEFENSE - 2.51%
Boeing Company                                                  59,400     3,921
Honeywell International, Incorporated                           78,800     3,095
Lockheed Martin Corporation                                     65,300     4,075
Raytheon Company                                                99,500     3,913
Textron, Incorporated                                           40,400     2,996
United Technologies Corporation                                 45,400     2,302
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                              20,302
                                                                         -------

COMMERCIAL SERVICES & SUPPLIES - 0.81%
Cendant Corporation                                            163,600     3,494
PHH Corporation + @                                              6,675       189
Waste Management, Incorporated                                 101,407     2,852
                                                                         -------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                    6,535
                                                                         -------

ELECTRICAL EQUIPMENT - 0.51%
Emerson Electrical Company                                      62,500     4,113
                                                                         -------
   TOTAL ELECTRICAL EQUIPMENT                                              4,113
                                                                         -------

INDUSTRIAL CONGLOMERATES - 1.17%
General Electric Company                                        77,500     2,674
Tyco International Limited                                     221,901     6,761
                                                                         -------
   TOTAL INDUSTRIAL CONGLOMERATES                                          9,435
                                                                         -------

MACHINERY - 0.73%
Caterpillar, Incorporated                                       52,800     2,846
ITT Industries, Incorporated                                    28,400     3,022
                                                                         -------
   TOTAL MACHINERY                                                         5,868
                                                                         -------

TRANSPORTATION - 1.02%
Burlington Northern Santa Fe Corporation                        59,200     3,212
CSX Corporation                                                109,700     4,996
                                                                         -------
   TOTAL TRANSPORTATION                                                    8,208
                                                                         -------
TOTAL INDUSTRIALS                                                         54,461
                                                                         -------

INFORMATION TECHNOLOGY - 4.31%
COMPUTERS & PERIPHERALS - 1.54%
Hewlett Packard Company                                        277,200     6,825
International Business Machines Corporation                     67,700     5,650
                                                                         -------
   TOTAL COMPUTERS & PERIPHERALS                                          12,475
                                                                         -------

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                               -------   -------
                                                                  (dollars in
                                                                   thousands)
IT CONSULTING & SERVICES - 1.30%
Computer Sciences Corporation +                                 49,900   $ 2,284
Electronic Data Systems Corporation                            401,000     8,249
                                                                         -------
   TOTAL IT CONSULTING & SERVICES                                         10,533
                                                                         -------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.46%
Freescale Semiconductor, Incorporated + @                      144,100     3,677
                                                                         -------
   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                3,677
                                                                         -------

SOFTWARE - 1.01%
Computer Associates International, Incorporated                296,303     8,134
                                                                         -------
   TOTAL SOFTWARE                                                          8,134
                                                                         -------
TOTAL INFORMATION TECHNOLOGY                                              34,819
                                                                         -------

MATERIALS - 3.54%
CHEMICALS - 1.90%
Air Products & Chemicals, Incorporated                          25,200     1,506
E. I. du Pont de Nemours & Company                              29,000     1,238
Eastman Chemical Company                                        30,000     1,662
Hercules, Incorporated +                                        78,600     1,100
Imperial Chemical Industries plc, ADR                           89,800     1,674
Lyondell Chemical Company                                      132,500     3,702
The Mosaic Company + @                                         151,100     2,629
PPG Industries, Incorporated                                    28,200     1,834
                                                                         -------
   TOTAL CHEMICALS                                                        15,345
                                                                         -------

METALS & MINING - 0.84%
Alcan, Incorporated                                             53,200     1,797
Alcoa, Incorporated                                            178,896     5,018
                                                                         -------
   TOTAL METALS & MINING                                                   6,815
                                                                         -------

PAPER & FOREST PRODUCTS - 0.80%
International Paper Company                                     29,100       920
Sappi Limited, ADR                                             216,900     2,288
UPM Kymmene Corporation, ADR                                    53,900     1,046
Weyerhaeuser Company                                            31,900     2,200
                                                                         -------
   TOTAL PAPER & FOREST PRODUCTS                                           6,454
                                                                         -------
TOTAL MATERIALS                                                           28,614
                                                                         -------

TELECOMMUNICATION SERVICES - 1.65%
DIVERSIFIED TELECOMMUNICATION - 1.02%
Alltel Corporation                                              12,700       845
BellSouth Corporation                                           48,700     1,344
SBC Communications, Incorporated                                91,600     2,240
Verizon Communications, Incorporated                           112,428     3,848
                                                                         -------
   TOTAL DIVERSIFIED TELECOMMUNICATION                                     8,277
                                                                         -------

WIRELESS TELECOMMUNICATION - 0.63%
Nokia Corporation, ADR                                         318,700     5,083
                                                                         -------
   TOTAL WIRELESS TELECOMMUNICATION                                        5,083
                                                                         -------
TOTAL TELECOMMUNICATION SERVICES                                          13,360
                                                                         -------

UTILITIES - 3.70%
American Electric Power Company, Incorporated                  153,800     5,952
CenterPoint Energy, Incorporated @                             132,600     1,822
DTE Energy Company                                              26,200     1,231
Entergy Corporation                                             74,500     5,807
Exelon Corporation                                              65,900     3,527
FirstEnergy Corporation                                         57,300     2,852
Florida Power and Light Group, Incorporated                    111,700     4,817

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                               ------   --------
                                                                  (dollars in
                                                                   thousands)
Public Service Enterprise Group, Incorporated                  28,600   $  1,839
Reliant Resources, Incorporated +                              31,156        413
Teco Energy, Incorporated                                      83,800      1,589
                                                                        --------
TOTAL UTILITIES                                                           29,849
                                                                        --------
TOTAL COMMON STOCK                                                       491,936
                                                                        --------

                                                             Par Amount
                                                             ----------
SHORT-TERM INVESTMENTS - 23.89%
UNITED STATES TREASURY BILLS - 1.84%
   2.93%, Due 9/8/2005 (Note B)                                $5,490      5,473
   Discount Note, Due 11/17/2005 @                              9,500      9,405
                                                                          ------
   TOTAL UNITED STATES TREASURY BILLS                                     14,878
                                                                          ------

                                                           Shares
                                                        -----------
OTHER SHORT-TERM INVESTMENTS - 22.05%
American Beacon Enhanced Cash Trust (Notes C and D)     107,022,499     107,022
American Beacon Money Market Select Fund
   (Notes C and D)                                       71,061,130      71,061
                                                                      ---------
   TOTAL OTHER SHORT-TERM INVESTMENTS                                   178,083
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS                                            192,961
                                                                      ---------
TOTAL INVESTMENTS - 118.35% (COST $832,396) (NOTE E)                    955,822
                                                                      ---------
LIABILITIES, NET OF OTHER ASSETS - (18.35%)                            (148,223)
                                                                      ---------
TOTAL NET ASSETS - 100%                                               $ 807,599
                                                                      =========

FUTURES CONTRACTS

                                                           Unrealized
                        No. of    Expiration    Market    Appreciation/
       Issuer         Contracts      Date       Value    (Depreciation)
       ------         ---------   ----------   -------   --------------
Emini S&P 500 Index      625       Sept 2005    38,650         864
                                               -------        ----
                                               $38,650        $864
                                               =======        ====

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $3,733 or 0.46% of net assets.

(B)  At July 31, 2005, security held as collateral for open futures contracts.

(C)  The Fund/Trust is affiliated by having the same investment advisor.

(D) All or a portion of this security is purchased with cash collateral for securities loaned.

(E) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $838,528 and the net unrealized appreciation of investments based on that cost is $117,294 which is comprised of $127,508 aggregate gross unrealized appreciation and $10,214 aggregate gross unrealized depreciation.

@ - All or a portion of this security is on loan at July 31, 2005.

+ - Non-income producing security.

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                              Shares      Value
                                                           -----------   -------
                                                                (dollars in
                                                                 thousands)
STOCKS - 90.56%
AUSTRIA COMMON STOCK - 0.16%
Raiffeisen International Bank-Holding AG +                       3,521   $   198
                                                                         -------
     TOTAL AUSTRIA COMMON STOCK                                              198
                                                                         -------
BRAZIL - 9.71%
BRAZIL PREFERRED STOCK - 6.35%
All America Latina Logistica S.A.                                5,880       203
Banco Bradesco S.A.                                              3,405       119
Banco Itau Holding Financeira S.A.                               1,800       340
Banco Itau Holding Financeira S.A., ADR +@                       8,556       804
Brasil Telecom Participacoes S.A., ADR @                        10,000       348
Companhia de Tecidos Norte de Minas +                        3,379,500       252
Companhia Energetica de Minas Gerais +                      14,005,970       455
Companhia Paranaense de Energia +                           63,728,300       355
Companhia Vale do Rio Doce +                                     1,876        53
Companhia Vale do Rio Doce, ADR @                               38,864     1,082
Centrais Eletricas Brasileiras S.A. +                        1,200,000        15
Duratex S.A. +                                                  18,209       168
Embratel Participacoes S.A. +                              122,985,370       242
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR +@        29,670       960
Gerdau S.A. +                                                   13,600       142
Klabin S.A. +                                                   10,000        17
Petrol Brasileiro S.A., +                                          865        40
Petroleo Brasileiro S.A., ADR                                   19,516       892
Telecomunicacoes Brasileiras S.A., ADR @                        10,310       306
Telemar Norte Leste S.A.                                         6,500       147
Telemig Celular Participacoes S.A. +                       141,861,789       233
Telesp Celular Participacoes S.A. +                             40,068       175
Telesp - Telecommunicacoes de Sao Paulo S.A. +                  13,892       276
Unibanco - Uniao de Bancos Brasileiros S.A. +                    7,689        56
                                                                         -------
   TOTAL BRAZIL PREFERRED STOCK                                            7,680
                                                                         -------

BRAZIL COMMON STOCK - 3.36%
Centrais Eletricas Brasileiras S.A. +                        1,105,800        15
Companhia de Saneamento Basico do Estado de Sao Paulo +      5,558,100       340
Companhia de Saneamento Basico do Estado de Sao Paulo,
   ADR +@                                                        9,800       148
Companhia Energetica de Minas Gerais, ADR +@                     2,400        78
Companhia Paranaense de Energia +                            5,015,000        23
CPFL Energia S.A. +                                             21,500       192
Gerdau S.A., ADR @                                               9,150        95
Grendene S.A                                                    32,600       219
Petroleo Brasileiro S.A., ADR @                                 41,492     2,181
Tele Norte Leste Participacoes S.A. +                            5,000       107
Telesp Celular Participacoes S.A. +                              1,923         7
Unibanco - Uniao de Bancos Brasileiros S.A. +                   18,075       665
                                                                         -------
   TOTAL BRAZIL COMMON STOCK                                               4,070
                                                                         -------
TOTAL BRAZIL                                                              11,750
                                                                         -------

CHILE COMMON STOCK - 0.73%
Banco Santander-Chile S.A., ADR                                  5,900       202
Grupo Enersis SA, ADR                                           65,140       681
                                                                         -------
   TOTAL CHILE COMMON STOCK                                                  883
                                                                         -------

CHINA COMMON STOCK - 2.00%
China Mobile (Hong Kong) Limited                               318,100     1,281
China Petroleum & Chemical Corporation                         596,300       259
China Petroleum & Chemical Corporation, ADR @                    1,400        61
China Resource Power Holdings Company Limited                  296,000       168
China Techfaith Wireless Communication Technology
   Limited, ADR +                                                4,500        84
China Telecom Corporation Limited                              951,600       366
TPV Technology Limited                                         301,000       197
                                                                         -------
   TOTAL CHINA COMMON STOCK                                                2,416
                                                                         -------

EGYPT COMMON STOCK - 0.65%
Commercial International Bank, GDR, 144A (Note A)               19,200       158
Eastern Tobacco Company                                         10,509       335
Egyptian Company for Mobile Services (MobiNil) +                 9,812       295
                                                                         -------
   TOTAL EGYPT COMMON STOCK                                                  788
                                                                         -------

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                                Shares     Value
                                                              ---------   ------
                                                                  (dollars in
                                                                  thousands)
HONG KONG COMMON STOCK - 4.23%
Asia Aluminum Holdings Limited                                1,200,000   $  135
Beijing Capital International Airport Company Limited           184,700       76
Beijing Enterprises Holdings                                     62,000       84
Brilliance China Automotive Holdings Limited @                  646,000      117
China Life Insurance Company Limited +@                         302,000      224
China Ping'an Insurance Company Limited                         126,000      210
China Resources Enterprises Limited @                           201,900      332
China Shenhua Energy Company Limited +                          236,000      250
CNOOC Limited                                                   454,000      315
Denway Motors Limited @                                       1,012,600      395
Fountain Set (Holdings) Limited                                 171,000       84
Foxconn International Holdings Limited +                        152,000      125
Global Bio-chem Technology Group Company Limited                637,000      318
Gome Electrical Appliances Holdings Limited                     295,000      182
The Grande Holdings Limited                                      91,000       84
Hainan Meilan Airport Company Limited                            89,000       51
Hopewell Highway Infrastructure Limited                         199,000      139
Huaneng Power International, Incorporated                       191,500      140
Kingboard Chemical Holdings Limited                              72,000      204
Lianhua Supermarket Holdings Company Limited                     80,000       88
Moulin International Holdings Limited +                          96,000       44
Panva Gas Holdings Limited +                                    157,000       64
Shandong International Power Development Company Limited      1,695,800      490
Shanghai Industrial Holdings Limited @                          160,500      340
Shougang Concord Century Holdings Limited                       537,000       41
Sinopec Yizheng Chemical Fibre Company Limited                1,067,500      171
Sinotrans Limited                                               698,000      214
Victory City International Holdings Limited                     169,000       54
Weiqiao Textile Company Limited                                  21,000       28
Wumart Stores, Incorporated                                      37,000       63
Yanzhou Coal Mining Company Limited                              73,200       59
                                                                          ------
   TOTAL HONG KONG COMMON STOCK                                            5,121
                                                                          ------
HUNGARY COMMON STOCK - 0.73%
Gedeon Richter Rt.                                                2,271      359
Magyar Tavkozlesi Rt.                                           116,800      519
                                                                          ------
   TOTAL HUNGARY COMMON STOCK                                                878
                                                                          ------

INDIA COMMON STOCK - 7.31%
ABB Limited                                                       6,000      202
Aventis Pharma Limited                                            4,000      132
Bharat Electronics Limited +                                     23,000      533
Bharat Petroleum Corporation Limited                             52,533      442
CIPLA                                                            21,250      164
Container Corporation                                             6,500      158
Doctor Reddy's Laboratories Limited                               5,700      110
Doctor Reddy's Laboratories Limited, ADR                         26,800      507
GAIL (India) Limited                                             21,900      113
GAIL (India) Limited, GDR, 144A (Note A)                          9,000      280
GlaxoSmithKline Pharmaceutical Limited                            7,500      152
Glenmark Pharmaceuticals Limited                                 17,000      120
Gujarat Ambuja Cements Limited                                   22,500       33
Gujarat Ambuja Cements Limited, GDR                             101,250      154
HDFC Bank Limited                                                15,500      244
Hero Honda Motors Limited                                        17,200      243
Hindalco Industries Limited                                       4,000      117
Hindalco Industries Limited, GDR, 144A (Note A)                  19,400      582
Hindustan Lever Limited                                          47,000      180
Housing Development Finance Corporation Limited                  11,200      237
Industrial Development Bank of India Limited                     13,000       33
Infosys Technologies Limited                                      8,000      417
Infrastructure Development Finance Company Limited +             35,700       28
ITC Limited                                                       2,600      101
ITC Limited, GDR                                                  1,500       57
Mahanagar Telephone Nigam Limited                               266,970      817
Mahindra & Mahindra Limited                                      14,000      218
Oil and Natural Gas Corporation Limited                          23,224      501
Punjab National Bank Limited                                      8,500       83
Reliance Industries Limited                                      57,500      930

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                               Shares     Value
                                                             ---------   -------
                                                                 (dollars in
                                                                 thousands)
Siemens India Limited                                            1,800   $    87
State Bank of India, GDR, 144A (Note A)                         11,800       552
UTI Bank Limited                                                10,000        60
UTI Bank Limited, GDR, 144A (Note A)                            14,000        84
Wipro Limited                                                   10,000       169
                                                                         -------
   TOTAL INDIA COMMON STOCK                                                8,840
                                                                         -------

INDONESIA COMMON STOCK - 1.68%
Bank Central Asia                                              364,500       136
Bumi Resources Tbk +                                           703,000        59
Hindustan Petroleum Corporation Limited                         73,800       495
PT Bank Mandiri                                                989,500       162
PT Bank Rakyat Indonesia                                       415,500       135
PT Gudang Garam Tbk                                            261,100       341
PT Indofood Sukses Makmur Tbk                                2,378,800       264
PT Telekomunikasi Indonesia Tbk                                772,000       441
                                                                         -------
   TOTAL INDONESIA COMMON STOCK                                            2,033
                                                                         -------

ISRAEL COMMON STOCK - 0.71%
Bank Hapoalim Limited                                           40,480       136
Bank Leumi le-Israel B.M.                                       45,000       127
Check Point Software Technologies +                             18,990       428
Supersol Limited                                                68,500       174
                                                                         -------
   TOTAL ISRAEL COMMON STOCK                                                 865
                                                                         -------

MALAYSIA COMMON STOCK - 3.04%
AMMB Holdings Berhad                                            25,000        19
Bandar Raya Developments Berhad                                148,000        61
Commerce Asset-Holding Berhad                                  341,800       506
Gamuda Berhad                                                  298,500       371
Genting Berhad                                                 103,100       550
Kuala Lumpur Kepong Berhad                                      96,400       184
Magnum Corporation Berhad                                      172,000        98
MK Land Holdings Berhad                                        295,300        82
Proton Holdings Berhad                                          31,500        77
Resorts World Berhad                                           162,400       463
Road Builder (M) Holdings Berhad                               144,000        94
Sime Darby Berhad                                              364,700       597
SP Setia Berhad                                                113,499       130
Tenaga Nasional Berhad                                          92,000       272
YTL Corporation Berhad                                         119,600       179
                                                                         -------
   TOTAL MALAYSIA COMMON STOCK                                             3,683
                                                                         -------

MEXICO COMMON STOCK - 8.46%
America Movil, S.A. de C.V., ADR                                74,565     1,660
Cemex, S.A. de C.V.                                             56,436       266
Coca-Cola Femsa, S.A. de C.V., ADR @                            34,335       979
Consorcio Ara, S.A. de C.V.                                      1,400         5
Controladora Commercial Mexicana, S.A. de C.V. +               397,700       524
Desc, S.A. de C.V.                                             525,500       147
Embotelladoras Arca S.A.                                         8,000        18
Empresas ICA Sociedad Controladora, S.A. de C.V. +             189,500        80
Empresas ICA Sociedad Controladora, S.A. de C.V., ADR +         10,800        27
Fomento Economico Mexicano, S.A. de C.V., ADR                    9,080       590
Grupo Continential, S.A.                                       176,650       317
Grupo Financiero Banorte, S.A. de C.V.                          50,800       427
Grupo Televisa, S.A., ADR                                       19,600     1,293
Kimberly-Clark de Mexico, S.A. de C.V.                         207,920       753
Telefonos de Mexico, S.A. de C.V., ADR                          72,680     1,401
Wal-Mart de Mexico, S.A. de C.V. +                             350,029     1,566
Wal-Mart de Mexico, S.A. de C.V., ADR                            4,126       184
                                                                         -------
   TOTAL MEXICO COMMON STOCK                                              10,237
                                                                         -------

MOROCCO COMMON STOCK - 0.32
Attijariwafa Bank +                                                299        36
Banque Marocaine du Commerce Exterieur +                         2,700       188
Maroc Telecom +                                                  3,100        30
ONA (Omnium Nord Africain) +                                     1,200       132
                                                                         -------
   TOTAL MOROCCO COMMON STOCK                                                386
                                                                         -------

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                                 Shares    Value
                                                                -------   ------
                                                                   (dollars in
                                                                   thousands)
PHILIPPINES COMMON STOCK - 0.36%
   ABS-CBN Broadcasting Corporation +                           261,800   $   61
   Bank of the Philippine Islands                               268,036      241
   Manila Electric Company +                                    279,400      119
   SM Prime Holdings                                            125,000       16
                                                                          ------
      TOTAL PHILIPPINES COMMON STOCK                                         437
                                                                          ------

POLAND COMMON STOCK - 2.14%
   Agora SA                                                      14,446      303
   Bank Pekao SA                                                  4,511      204
   KGHM Polska Miedz SA                                          16,594      185
   Powszechna Kasa Oszczednosci Bank Polski                      63,751      530
   Telekomunikacja Polska SA                                     94,775      644
   Telekomunikacja Polska SA, GDR                                73,300      495
   TVN SA +                                                      15,553      234
                                                                          ------
      TOTAL POLAND COMMON STOCK                                            2,595
                                                                          ------

RUSSIA - 5.41%
RUSSIA PREFERRED STOCK - 0.13%
   Vimpel Communications, ADR +                                   4,200      161
                                                                          ------
   TOTAL RUSSIA PREFERRED STOCK                                              161
                                                                          ------

RUSSIA COMMON STOCK - 5.28%
   Efes Breweries International N.V., GDR +                       7,022      249
   Highland Gold Mining Limited                                  62,200      163
   LUKOIL Oil Company, ADR                                       79,808    3,292
   Mobile Telesystems, ADR +                                     25,700      911
   Mobile Telesystems, GDR, 144A (Note A) +                       7,200      266
   NovaTek OAO, GDR, 144A (Note A) +                              4,900       97
   Peter Hambro Mining plc +@                                    12,694      144
   Pyaterochka Holding NV, GDR, 144A (Note A) +                  15,599      251
   RAO Gazprom +@                                                 4,100      163
   RAO Gazprom, ADR @                                            14,300      572
   Wimm-Bill-Dann Foods, ADR +                                   16,900      286
                                                                          ------
      TOTAL RUSSIA COMMON STOCK                                            6,394
                                                                          ------
   TOTAL RUSSIA                                                            6,555
                                                                          ------

SINGAPORE COMMON STOCK - 0.13%
   Total Access Communications +@                                53,000      163
                                                                          ------
      TOTAL SINGAPORE COMMON STOCK                                           163
                                                                          ------

SOUTH AFRICA COMMON STOCK - 11.33%
   African Bank Investments Limited                             156,400      475
   Alexander Forbes Limited                                     104,887      226
   Aveng Limited                                                394,000      797
   Barloworld Limited                                            19,300      291
   Bidvest Group Limited                                         38,204      483
   Edgars Consolidated Stores Limited                            87,000      422
   Harmony Gold Mining Company Limited                           21,129      175
   Harmony Gold Mining Company Limited, ADR                      18,487      152
   Hynix Semiconductor Incorporated +                             8,210      190
   Illovo Sugar Limited                                         158,500      219
   Impala Platinum Holdings Limited                               8,747      808
   Lewis Group Limited                                           30,900      195
   Massmart Holdings Limited                                     59,900      448
   Metropolitan Holdings Limited                                 99,800      173
   MTN Group Limited                                            117,240      829
   Murray & Roberts                                               3,100        7
   Nampak Limited                                               231,400      535
   Naspers Limited                                               33,200      484
   Nedcor Limited                                                81,486    1,053
   Network Healthcare Holdings Limited                          172,300      164
   Old Mutual                                                   228,375      522
   Pretoria Portland Cement Company Limited                       6,600      253
   S-Oil Corporation                                              1,700      129
   Samsung Heavy Industries Company Limited                      12,390      142
   Sanlam Limited +                                             331,600      623
   Sappi Limited                                                 69,800      727
   Sasol Limited                                                 22,800      684

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                                Shares    Value
                                                               -------   -------
                                                                  (dollars in
                                                                   thousands)
   Shoprite Holdings Limited                                   157,600   $   381
   Standard Bank Group Limited                                  91,991       987
   Steinhoff International Holdings Limited                    273,679       691
   Telkom South Africa Limited                                  23,300       445
                                                                         -------
      TOTAL SOUTH AFRICA COMMON STOCK                                     13,710
                                                                         -------

SOUTH KOREA - 14.69
SOUTH KOREA PREFERRED STOCK - 0.45%
   Hyundai Motor Company                                         3,200       141
   Samsung Electronics Company Limited +                         1,070       402
                                                                         -------
      TOTAL SOUTH KOREA PREFERRED STOCK                                      543
                                                                         -------

SOUTH KOREA COMMON STOCK - 14.24
   Cheil Industries, Incorporated                               11,710       214
   CJ Corporation                                                3,750       262
   Daelim Industrial Company Limited                             6,190       378
   Daewoo Heavy Industries & Machinery Limited                   7,630        72
   Doosan Heavy Industries and Construction Limited             15,130       270
   Handsome Corporation                                         10,080       103
   Hankook Tire Company Limited                                 30,070       373
   Hanmi Pharmaceutical Company Limited                            950        68
   Hyundai Department Store Company Limited                      4,100       216
   Hyundai Development Company                                   6,780       185
   Hyundai Heavy Industries Company Limited +                    2,500       139
   Hyundai Mobis                                                 7,310       532
   Hyundai Motor Company Limited                                11,880       822
   Industrial Bank of Korea                                     30,640       336
   INI Steel Company                                             7,870       133
   Kangwon Land Incorporated                                    32,791       522
   Kia Motors Corporation                                       15,530       236
   Kookmin Bank                                                 13,471       711
   Kookmin Bank, ADR @                                           6,800       358
   Korea Electric Power Corporation                             35,150     1,220
   Korea Electric Power Corporation, ADR @                       4,800        84
   KT Corporation, ADR                                          33,900       751
   KT&G Corporation                                              9,380       377
   Kumho Tire Company, Incorporated, GDR                         8,910        70
   Kumho Tire Company, Incorporated, GDR, 144A (Note A)         11,600        91
   LG Chemical                                                  12,230       451
   LG Construction Company                                      10,690       404
   LG Electronics, Incorporated                                  6,150       396
   POSCO                                                         3,080       615
   Pusan Bank                                                   13,070       132
   Samsung Corporation                                           6,270        98
   Samsung Electro Mechanics Company Limited                    22,150       608
   Samsung Electronics Company Limited                           4,740     2,597
   Samsung Fire & Marine Insurance Company Limited               8,810       795
   Samsung SDI Company Limited                                   7,630       758
   Shinhan Financial Group Company Limited                      14,950       451
   SK Corporation                                                8,000       393
   SK Telecom Company Limited, ADR @                            14,500       311
   SK Telecom Company Limited                                    1,850       353
   Tong Yang Confectionery Corporation                           2,383       343
                                                                         -------
      TOTAL SOUTH KOREA COMMON STOCK                                      17,228
                                                                         -------
   TOTAL SOUTH KOREA                                                      17,771
                                                                         -------

TAIWAN COMMON STOCK - 11.33%
   Accton Technology Corporation +                             275,396       132
   Advanced Semiconductor Engineering, Incorporated            365,000       286
   Asia Optical Company, Incorporated                           37,469       265
   Asustek Computer, Incorporated                              142,110       394
   AU Optronics Corp                                           293,630       456
   AU Optronics Corp, ADR +                                      7,600       121
   Benq Corporation                                            368,550       393
   Catcher Technology Company Limited                           19,000       167
   Cathay Financial Holding Company Limited                    164,000       327
   Cheng Shin Industries                                        76,216        85
   China Motor Company                                         258,000       264
   China Steel Corporation                                     147,000       123
   Chinatrust Financial Holding Company Limited                260,827       276

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                               Shares     Value
                                                             ---------   -------
                                                                 (dollars in
                                                                  thousands)
   Compal Electronics, Incorporated                          1,002,346   $   920
   CTCI Corporation                                            164,552        89
   CyberLink Corporation                                        18,837        68
   Delta Electronics Group                                     326,682       568
   Delta Electronics, Incorporated, GDR @                       12,369       104
   Elan Microelectronics Corporation                           116,496        55
   Far EasTone Telecommunication Company Limited               112,000       138
   First Financial Holding Company Limited                     585,000       486
   Formosa Plastics Corporation                                  2,610         4
   Hon Hai Precision Industry Company Limited                  100,064       561
   Hon Hai Precision Industry Company Limited, GDR               4,000        45
   Infortrend Technology, Incorporated                          58,414       122
   Kaulin Manufacturing Company Limited                         48,950        49
   Largan Precision Company Limited                             18,484       156
   Media Tek, Incorporated                                      37,162       389
   Mega Financial Holding Company                              414,000       278
   Nan Ya Plastics Corporation                                   2,040         3
   Nien Hsing Textile Company Limited                          200,000       164
   Optimax Technology Corporation                              130,000       259
   Phoenixtec Power Company Limited                             81,355        82
   Polaris Securities Company Limited                          136,733        69
   Quanta Computer, Incorporated                               388,298       713
   Radiant Opto-Electronics Corporation                         33,000       107
   Shin Kong Financial Holding Company Limited                 518,459       537
   SinoPac Holdings                                          1,149,987       564
   Springsoft Systems Limited                                   61,800       135
   Sunplus Technology Company Limited +                         75,000       100
   Taishin Financial Holdings Company Limited                  388,976       278
   Taiwan Cellular Corporation                                 471,635       466
   Taiwan Semiconductor Manufacturing Company Limited          108,799       181
   Tsann Keun Enterprise Company Limited                        88,630       136
   United Microelectronics Corporation                       2,591,251     1,830
   Vanguard International Semiconductor Corporation            243,788       215
   Yaego Corporation +                                       1,399,000       508
   Yang Ming Marine Transport                                   50,000        41
                                                                         -------
      TOTAL TAIWAN COMMON STOCK                                           13,709
                                                                         -------

THAILAND COMMON STOCK - 2.82%
   Advanced Info Services PCL *                                 94,200       215
   Asian Property Development Company Limited +*               541,600        46
   Bangkok Bank PCL                                            133,800       340
   Banpu Company *                                              17,000        57
   CH. Karnchang Public Company Limited +*                     188,900        49
   Charoen Pokphand Foods PCL *                              1,360,700       140
   CP Seven Eleven PCL *                                     1,184,000       161
   Delta Electronics PCL +*                                    118,000        43
   Italian-Thai Development PCL *                              747,800       151
   Kasikornbank PCL                                            411,000       589
   Krung Thai Bank PCL *                                     1,770,400       393
   Lalin Property PCL +*                                       148,400        17
   Land & Houses PCL                                           378,700        69
   MBK Public Company Limited +*                                29,000        30
   PTT Public Company Limited *                                 49,700       267
   Siam City Bank PCL                                          175,400       103
   Siam Commercial Bank PCL *                                  353,000       411
   Siam Makro PCL                                               98,800       134
   Sino Thai Engineering & Construction PCL +*                 136,900        35
   Sino Thai Engineering & Construction PCL, rights +*          22,816         4
   Thai Oil PCL +*                                              53,500        73
   True Corporation Public Company Limited +*                  369,300        80
                                                                         -------
      TOTAL THAILAND COMMON STOCK                                          3,407
                                                                         -------

TURKEY COMMON STOCK - 2.62%
   Akbank T.A.S.                                                36,436       201
   Akcansa Cimento A.S.                                         63,790       293
   Dogan Yayin Holding +                                       106,229       297
   Enka Insaat ve Sanayi A.S.                                   53,108       548
   Hurriyet Gazetecilik ve Matbaacilik A.S.                    111,463       293
   Tupras-Turkiye Petrol Rafinerileri A.S.                      26,903       394
   BIM Birlesik Magazalar A.S. +                                 7,200       156

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                              Shares     Value
                                                             -------   --------
                                                                 (dollars in
                                                                 thousands)
Turkiye Garanti Bankasi A.S. +                               100,792   $    277
Trakya Cam Sanayii A.S.                                       56,512        215
Yapi ve Kredi Bankasi A.S. +                                 114,473        499
                                                                       --------
   TOTAL TURKEY COMMON STOCK                                              3,173
                                                                       --------
TOTAL STOCKS                                                            109,598
                                                                       --------

                                                          Par Amount
                                                          ----------
SHORT TERM INVESTMENTS - 12.60%
U.S. TREASURY BILLS - 0.37%
   3.18%, Due 9/8/2005 (Note C)                              $445           444
                                                                       --------
   TOTAL U.S. TREASURY BILLS                                                444
                                                                       --------

                                                             Shares
                                                           ---------
OTHER SHORT TERM INVESTMENTS - 12.23%
   American Beacon Enhanced Cash Trust (Notes B and D)     5,770,203      5,770
   American Beacon Money Market Select Fund
      (Notes B and D)                                      9,010,910      9,011
                                                                       --------
      TOTAL OTHER SHORT TERM INVESTMENTS                                 14,781
                                                                       --------
TOTAL SHORT TERM INVESTMENTS                                             15,225
                                                                       --------
TOTAL INVESTMENTS - 103.16% (COST $99,876) (NOTE E)                     124,823
                                                                       --------
LIABILITIES, NET OF OTHER ASSETS - (3.16%)                               (3,818)
                                                                       --------
TOTAL NET ASSETS - 100%                                                $121,005
                                                                       ========

FUTURES CONTRACTS

                                                                    UNREALIZED
                                  NO. OF    EXPIRATION   MARKET    APPRECIATION/
       Issuer                   CONTRACTS      DATE       VALUE   (DEPRECIATION)
       ------                   ---------   ----------   ------   --------------
Emini S&P 500 Index                144       Sept 2005    8,905         168
                                                         ------        ----
                                                         $8,905        $168
                                                         ======        ====

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)

                                               SETTLEMENT   MARKET   UNREALIZED
                                                  DATE       VALUE   GAIN/(LOSS)
                                               ----------   ------   -----------
 1,357   Euro Currency                         11/14/2005   $1,653       $112
22,183   South African Rand                    11/14/2005    3,343        131
                                                            ------       ----
Total contracts to deliver
(Receivable amount $5,239)                                  $4,996       $243
                                                            ======       ====

CONTRACTS TO RECEIVE
(AMOUNTS IN THOUSANDS)

                                               SETTLEMENT   MARKET   UNREALIZED
                                                  DATE       VALUE   GAIN/(LOSS)
                                               ----------   ------   -----------
11,092   South African Rand                    11/14/2005   $1,671      $ (95)
 1,350   Euro Currency                         11/14/2005    1,645        (93)
                                                            ------      -----
Total contracts to receive
(Payable amount $3,504)                                     $3,316      $(188)
                                                            ======      =====
Net Currency Flux                                                       $  55
                                                                        =====

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $2,361 or 1.95% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C)  At July 31, 2005, security held as collateral for open futures contracts.

(D) All or a portion of this security is purchased with cash collateral for securities loaned.

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2005

                                                                  Shares   Value
                                                                  ------   -----
                                                                   (dollars in
                                                                     thousands)


(E) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $100,942 and the net unrealized appreciation of investments based on that cost is $23,881 which is comprised of $258,961 aggregate gross unrealized appreciation and $2,080 aggregate gross unrealized depreciation.

@ - All or a portion of this security is on loan at July 31, 2005.

+ - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                (dollars in
                                                                 thousands)
U.S. TREASURY OBLIGATIONS - 18.12%
U. S. TREASURY BONDS - 0.93%
   8.75%, Due 8/15/2020 @                                     $  750     $ 1,095
                                                                         -------
   TOTAL U. S. TREASURY BONDS                                              1,095
                                                                         -------

U.S. TREASURY NOTES - 17.19%
   3.875%, Due 5/15/2010 @                                     2,000       1,976
   5.00%, Due 2/15/2011 @                                      3,350       3,491
   5.00%, Due 8/15/2011 @                                      4,100       4,283
   4.00%, Due 2/15/2014 @                                      5,000       4,908
   4.75%, Due 5/15/2014 @                                      5,300       5,485
                                                                         -------
   TOTAL U.S. TREASURY NOTES                                              20,143
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS                                           21,238
                                                                         -------

U.S. AGENCY OBLIGATIONS - 0.91%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.44%
Federal Home Loan Mortgage Corporation,
   5.125%, Due 10/15/2008                                        500         512
                                                                         -------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                              512
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.47%
Federal National Mortgage Association,
   6.625%, Due 11/15/2010 @                                      500         551
                                                                         -------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                               551
                                                                         -------
TOTAL U.S. AGENCY OBLIGATIONS                                              1,063
                                                                         -------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.47%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.83%
   Pool #E01492, 5.50%, Due 10/1/2018                            956         976
                                                                         -------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                              976
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.06%
   Pool #555549, 5.00%, Due 6/1/2018                           1,237       1,240
   Pool #545759, 6.50%, Due 7/1/2032                             846         876
   Pool #C01598, 5.00%, Due 8/1/2033                             815         804
   Pool #C01786, 5.50%, Due 2/1/2034                           1,183       1,190
   Pool #725238, 5.00%, Due 3/1/2034                             654         645
                                                                         -------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                             4,755
                                                                         -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.58%
   Pool #780921, 7.00%, Due 11/15/2013                           325         341
   Pool #780454, 7.00%, Due 10/15/2026                           313         332
   Pool #002379, 8.00%, Due 2/20/2027                            202         217
   Pool #781564, 6.00%, Due 2/15/2033                            434         447
   Pool #781690, 6.00%, Due 12/15/2033                           633         652
   Pool #003515, 5.50%, Due 2/20/2034                          1,024       1,035
                                                                         -------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                          3,024
                                                                         -------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                              8,755
                                                                         -------

ASSET-BACKED SECURITIES - 2.53%
Bank of America Securities Auto Trust 2005-WF1 A4,
   4.08%, Due 4/18/2010                                        1,000         990
Household Automotive Trust 2004-1 A3,
   3.30%, Due 5/18/2009                                        1,000         989
HSBC Automotive Trust 2005-1 A4,
   4.35%, Due 6/18/2012                                        1,000         991
                                                                         -------
TOTAL ASSET-BACKED SECURITIES                                              2,970
                                                                         -------

CORPORATE BONDS - 49.22%
AEROSPACE & DEFENSE - 0.24%
L3 Communications Holdings, Incorporated,
   3.00%, Due 8/1/2035, 144A (Note A)                            280         284
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 284
                                                                         -------

BANKS - 4.85%
Banco Popular North America, Incorporated,
   6.125%, Due 10/15/2006                                        500         507
   4.25%, Due 4/1/2008                                           300         297

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                (dollars in
                                                                 thousands)
Bank America Corporation, 0.25%, Due 1/26/2010                $  265     $   270
Bank One Corporation, 4.90%, Due 4/30/2015                       500         490
Credit Suisse First Boston, 6.50%, Due 5/1/2008                  500         522
FleetBoston Financial Corporation,
   8.625%, Due 1/15/2007                                         200         211
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)                300         304
St. George Bank Limited,
   7.15%, Due 10/15/2005, 144A (Note A)                        1,510       1,518
Wachovia Corporation, 6.40%, Due 4/1/2008                      1,500       1,567
                                                                         -------
   TOTAL BANKS                                                             5,686
                                                                         -------

FINANCE - 24.07%
AEGON, N.V., 8.00%, Due 8/15/2006                                225         233
Allstate Life Global Funding, 3.85%, Due 1/25/2008             1,000         986
American General Finance Corporaton,
   4.875%, Due 5/15/2010                                         300         299
American Honda Finance Corporation,
   2.875%, Due 4/3/2006, 144A (Note A)                           650         644
The Bear Stearns Companies, Incorporated,
   2.875%, Due 7/2/2008                                          800         763
Capital One Bank,
   4.25%, Due 12/1/2008                                        1,000         985
   5.125%, Due 2/15/2014                                         330         329
Caterpillar Financial Services, 4.15%, Due 1/15/2010           1,000         982
Citigroup, Incorporated, 4.125%, Due 2/22/2010                 1,000         981
Countrywide Home Loans, Incorporated,
   3.25%, Due 5/21/2008                                        1,000         963
Credit Suisse First Boston, Incorporated,
   5.875%, Due 8/1/2006                                        1,500       1,525
Fortis Insurance NV,
   7.75%, Due 1/26/2008, 144A (Note A)                           275         305
General Electric Capital Corporation,
   4.125%, Due 3/4/2008                                        2,000       1,985
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013          350         344
John Hancock Global Funding,
   5.625%, Due 6/27/2006                                       1,400       1,416
   3.75%, Due 9/30/2008                                        1,000         973
Household Finance Corporation,
   5.75%, Due 1/30/2007                                        1,750       1,785
Lehman Brothers Holdings, Incorporated,
   3.50%, Due 8/7/2008                                         1,000         968
Lincoln National Corporation, 4.75%, Due 2/15/2014 @             200         195
MassMutual Global Funding II,
   3.80%, Due 4/15/2009, 144A (Note A)                         1,000         973
Merrill Lynch & Company, Incorporated,
   6.00%, Due 2/17/2009 @                                      1,000       1,045
PHH Corporation, 6.00%, Due 3/1/2008                             300         306
Prudential Financial, Incorporated,
   4.50%, Due 7/15/2013 @                                        375         364
Prudential Insurance Company of America,
   6.375%, Due 7/23/2006, 144A (Note A)                        2,000       2,037
Refco Group Limited, LLC, 9.00%, Due 8/1/2012                    400         432
Salomon, Incorporated, 6.75%, Due 1/15/2006 @                  1,000       1,012
Simon Property Group LP, 6.375%, Due 11/15/2007                  400         414
SLM Corporation, 4.00%, Due 1/15/2009                          1,300       1,276
Synovus Financial Corporation,
   7.25%, Due 12/15/2005                                       1,500       1,516
   4.875%, Due 2/15/2013                                         500         499
Transamerica Corporation, 6.75%, Due 11/15/2006                1,000       1,020
Verizon Global Funding Corporation,
   4.375%, Due 6/1/2013 @                                        200         194
Washington Mutual Financial Corporation,
   4.625%, Due 4/1/2014                                          480         458
                                                                         -------
   TOTAL FINANCE                                                          28,207
                                                                         -------

FOREIGN - 0.92%
France Telecom SA, 8.50%, Due 3/1/2011                           680         779
Telefonos de Mexico, S.A. de C.V.,
   5.50%, Due 1/27/2015, 144A (Note A)                           300         295
                                                                         -------
   TOTAL FOREIGN                                                           1,074
                                                                         -------

INDUSTRIALS - 14.63%
AmeriPath, Incorporated, 10.50%, Due 4/1/2013                    400         405
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                  550         548
Boeing Capital Corporation, 5.40%, Due 11/30/2009                700         720
Bunge Limited Finance Corporation,
   7.80%, Due 10/15/2012                                         200         233
   5.35%, Due 4/15/2014                                          500         506

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                (dollars in
                                                                 thousands)
Cadence Design Systems, Incorporated,
   0.00%, Due 8/15/2023 +                                     $  260     $   285
Celestica, Incorporated, 7.875%, Due 7/1/2011                    260         268
Cendant Corporation, 6.875%, Due 8/15/2006                     1,100       1,127
DaimlerChrysler North America, 4.75%, Due 1/15/2008              700         699
John Deere Capital Corporation, 4.125%, Due 1/15/2010          1,000         978
Dell Computer Corporation, 6.55%, Due 4/15/2008                  200         210
Dole Food Company, Incorporated, 8.875%, Due 3/15/2011           142         152
DST Systems, Incorporated, 3.625%, Due 8/15/2023 @               485         557
EOG Resources, Incorporated,
   4.75%, Due 3/15/2014, 144A (Note A)                           350         345
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014          350         339
Equistar Chemicals, LP, 10.625%, Due 5/1/2011                    400         446
First Data Corporation, 3.375%, Due 8/1/2008                   1,000         969
Freeport-McMoRan Copper & Gold, Incorporated,
   10.125%, Due 2/1/2010 @                                       400         444
Gardner Denver, Incorporated,
   8.00%, Due 5/1/2013, 144A (Note A)                            300         317
General Mills, Incorporated, 0.00%, Due 10/28/2022 +             200         141
International Lease Finance Corporation,
   6.375%, Due 3/15/2009                                         725         756
Jacuzzi Brands, Incorporated, 9.625%, Due 7/1/2010               400         440
Kroger Company, 8.15%, Due 7/15/2006                           1,000       1,034
Leucadia National Corporation, 7.00%, Due 8/15/2013              400         405
Liberty Media Corporation, 0.75%, Due 3/30/2023                  150         160
Masco Corporation, 0.00%, Due 7/20/2031 +                        575         271
Nissan Motor Company Limited, 4.625%, Due 3/8/2010               400         394
Northrop Grumman Corporation,
   4.079%, Due 11/16/2006                                        700         695
   7.125%, Due 2/15/2011                                         510         567
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012           450         501
Pope & Talbot, Incorporated, 8.375%, Due 6/1/2013                185         183
Powerwave Technologies, Incorporated,
   1.875%, Due 11/15/2024                                        120         144
Pulte Homes, Incorporated,
   4.875%, Due 7/15/2009                                         100          99
   5.25%, Due 1/15/2014                                          125         123
Tenent Healthcare Corporation,
   9.25%, Due 2/1/2015, 144A (Note A)                            275         283
Time Warner, Incorporated, 6.75%, Due 4/15/2011                  700         765
Union Pacific Corporation, 6.50%, Due 4/15/2012                  350         381
WH Holdings (Cayman Islands) Limited,
   9.50%, Due 4/1/2011                                           240         257
                                                                         -------
   TOTAL INDUSTRIALS                                                      17,147
                                                                         -------

PHARMACEUTICAL - 0.29%
Genzyme Corporation, 1.25%, Due 12/1/2023                        285         336
                                                                         -------
   TOTAL PHARMACEUTICAL                                                      336
                                                                         -------

TELECOMMUNICATION - 4.06%
AT&T Broadband Corporation, 8.375%, Due 3/15/2013                700         841
AT&T Wireless Services, Incorporated,
   7.35%, Due 3/1/2006                                           900         916
   8.125%, Due 5/1/2012                                          250         295
Deutsche Telekom International, 3.875%, Due 7/22/2008 @          500         491
Sprint Capital Corporation,
   6.00%, Due 1/15/2007                                        1,200       1,223
   8.375%, Due 3/15/2012                                         675         801
Telcordia Technologies, Incorporated,
   10.00%, Due 3/15/2013, 144A (Note A) +                        200         194
                                                                         -------
   TOTAL TELECOMMUNICATION                                                 4,761
                                                                         -------

UTILITY - 0.16%
SEACOR Holdings, Incorporated, 2.875%, Due 12/15/2024            171         182
                                                                         -------
   TOTAL UTILITY                                                             182
                                                                         -------
TOTAL CORPORATE BONDS                                                     57,677
                                                                         -------

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Par Amount    Value
                                                             ----------   ------
                                                                 (dollars in
                                                                  thousands)
CONVERTIBLE BONDS - 11.19%
AEROSPACE & DEFENSE - 0.46%
Lockheed Martin Corporation, 3.018%, Due 8/15/2033              $515      $  545
                                                                          ------
   TOTAL AEROSPACE & DEFENSE                                                 545
                                                                          ------

CONSUMER DISCRETIONARY - 2.03%
Best Buy, Incorporated, 2.25%, Due 1/15/2022                     120         143
Caesars Entertainment, Incorporated,
   3.599%, Due 4/15/2024                                         110         146
Carnival Corporation, 0.00%, Due 10/24/2021 +@                   715         622
Dick's Sporting Goods, Incorporated,
   1.606%, Due 2/18/2024 @                                       550         435
Flextronics International Limited, 1.00%, Due 8/1/2010           250         260
Goodyear Tire and Rubber Company,
   4.50%, Due 6/15/2034, 144A (Note A)                           225         355
Lowe's Companies, Incorporated, 0.861%, Due 10/19/2021           135         155
Reebok International Limited, 2.00%, Due 5/1/2024                250         262
                                                                          ------
   TOTAL CONSUMER DISCRETIONARY                                            2,378
                                                                          ------

ENERGY - 0.67%
CenterPoint Energy, Incorporated,
   3.75%, Due 5/15/2023, 144A (Note A)                           390         486
Nabors Industries Limited, 0.00%, Due 6/15/2023 +                280         297
                                                                          ------
   TOTAL ENERGY                                                              783
                                                                          ------

FINANCIALS - 1.61%
American Financial Group, Incorporated,
   1.486%, Due 6/2/2033                                          625         267
Financial Federal Corporation,
   2.00%, Due 4/15/2034, 144A (Note A)                           285         285
LandAmerica Financial Group, Incorporated,
   3.125%, Due 11/15/2033                                        265         291
Morgan Stanley and Company, Incorporated,
   0.25%, Due 4/1/2009                                           560         484
   0.25%, Due 12/30/2011                                         150         197
Silicon Valley Bancshares, 0.00%, Due 6/15/2008 +                240         366
                                                                          ------
   TOTAL FINANCIALS                                                        1,890
                                                                          ------

HEALTH CARE - 0.81%
Cephalon, Incorporated, 0.00%, Due 6/15/2033 +                   320         274
Invitrogen Corporation, 2.00%, Due 8/1/2023                      250         333
Manor Care, Incorporated, 2.625%, Due 4/15/2023                   53          68
Medtronic, Incorporated, 1.25%, Due 9/15/2021                    275         275
                                                                          ------
   TOTAL HEALTH CARE                                                         950
                                                                          ------

INDUSTRIALS - 4.80%
Amgen, Incorporated, 0.00%, Due 3/1/2032 +                       360         281
Andrew Corporation, 3.25%, Due 8/15/2013, 144A (Note A)          425         440
The Walt Disney Company, 2.125%, Due 4/15/2023                   475         489
Fisher Scientific International, Incorporated,
   3.25%, Due 3/1/2024 @                                         560         593
Halliburton Company,
   3.125%, Due 7/15/2023, 144A (Note A)                          210         329
Hutchinson Technology Incorporated,
   2.25%, Due 3/15/2010                                          200         247
Juniper Networks, Incorporated,
   0.00%, Due 6/15/2008, 144A (Note A) +                         215         274
Liberty Media Corporation,
   0.75%, Due 3/30/2023, 144A (Note A)                           355         379
NCI Building Systems, Incorporated,
   2.125%, Due 11/15/2024, 144A (Note A)                         285         316
NII Holdings, Incorporated, 2.875%, Due 2/1/2034                 440         661
Omnicom Group, Incorporated, 0.00%, Due 6/15/2033 +              520         508
Quanta Services, Incorporated, 4.50%, Due 10/1/2023              255         286
Regal-Beloit Corporation, 2.75%, Due 3/15/2024                   210         270
Schlumberger Limited, 2.125%, Due 6/1/2023                       280         327
Tyco International Group S.A., 2.75%, Due 1/15/2018              165         221
                                                                          ------
   TOTAL INDUSTRIALS                                                       5,621
                                                                          ------

INFORMATION TECHNOLOGY - 0.10%
Mercury Interactive Corporation, 0.00%, Due 5/1/2008 +           130         123
                                                                          ------
   TOTAL INFORMATION TECHNOLOGY                                              123
                                                                          ------

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   ------
                                                                (dollars in
                                                                 thousands)
PHARMACEUTICAL - 0.71%
Teva Pharmaceuticals,
   0.25%, Due 2/1/2024                                         $120      $   119
   0.50%, Due 2/1/2024                                          170          166
Wyeth, 2.39%, Due 1/15/2024                                     525          542
                                                                         -------
   TOTAL PHARMACEUTICAL                                                      827
                                                                         -------
TOTAL CONVERTIBLE BONDS                                                   13,117
                                                                         -------

                                                                Shares
                                                                ------
CONVERTIBLE PREFERRED STOCK - 4.10%
CONSUMER DISCRETIONARY - 0.80%
Ford Motor Company Capital Trust II                             22,500       938
                                                                         -------
   TOTAL CONSUMER DISCRETIONARY                                              938
                                                                         -------

ENERGY - 0.73%
Amerada Hess Corporation                                         4,900       499
Devon Energy Corporation                                         6,406       359
                                                                         -------
   TOTAL ENERGY                                                              858
                                                                         -------

FINANCIALS - 1.90%
Genworth Financial, Incorporated @                               9,300       326
Hartford Financial Services Group, Incorporated                  4,000       293
Lazard, Limited #                                               10,250       252
Lehman Brothers Holdings, Incorporated                           9,800       253
MetLife, Incorporated                                           10,800       299
Morgan Stanley                                                  11,500       419
Washington Mutual, Incorporated                                  7,200       387
                                                                         -------
   TOTAL FINANCIALS                                                        2,229
                                                                         -------

INDUSTRIALS - 0.16%
Phelps Dodge Corporation                                           840       188
                                                                         -------
   TOTAL INDUSTRIALS                                                         188
                                                                         -------

TELECOMMUNICATION SERVICES - 0.51%
Lucent Technologies Capital Trust                                  200       204
Nokia Corporation, ADR                                          25,000       399
                                                                         -------
   TOTAL TELECOMMUNICATION SERVICES                                          603
                                                                         -------
TOTAL CONVERTIBLE PREFERRED STOCK                                          4,816
                                                                         -------

COMMON STOCK - 2.16%
CONSUMER DISCRETIONARY - 1.12%
The Walt Disney Company                                         11,000       282
Ebay, Incorporated +                                            11,500       480
Home Depot, Incorporated                                         6,600       287
Starbucks Corporation +                                          5,000       263
                                                                         -------
   TOTAL CONSUMER DISCRETIONARY                                            1,312
                                                                         -------

HEALTH CARE - 0.21%
HCA, Incorporated                                                5,000       246
                                                                         -------
   TOTAL HEALTH CARE                                                         246
                                                                         -------

INFORMATION TECHNOLOGY - 0.60%
AutoDesk, Incorporated                                           7,900       270
Infosys Technologies Limited, ADR                                6,100       434
                                                                         -------
   TOTAL INFORMATION TECHNOLOGY                                              704
                                                                         -------

TRANSPORTATION - 0.23%
Burlington Northern Santa Fe Corporation                         5,000       271
                                                                         -------
   TOTAL TRANSPORTATION                                                      271
                                                                         -------
TOTAL COMMON STOCK                                                         2,533
                                                                         -------

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares       Value
                                                           ----------   --------
                                                               (dollars in
                                                                thousands)
SHORT-TERM INVESTMENTS - 25.89%
American Beacon Enhanced Cash Trust (Notes B and C)        19,611,252   $ 19,611
American Beacon Money Market Select Fund
   (Notes B and C)                                         10,712,694     10,713
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS                                              30,324
                                                                        --------

TOTAL INVESTMENTS - 121.59% (COST $141,682) (NOTE D)                     142,493
                                                                        --------

LIABILITES, NET OF OTHER ASSETS - (21.59%)                               (25,305)
                                                                        --------

TOTAL NET ASSETS - 100%                                                 $117,188
                                                                        ========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of the securities amounted to $10,363 or 8.84% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is the same as for financial reporting purposes. The net unrealized appreciation of investments is $811 which is comprised of $2,472 aggregate gross unrealized appreciation and $1,661 aggregate gross unrealized depreciation.

@    - All or a portion of the security is on loan at July 31, 2005.

+    - Non-income producing security.

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Par Amount     Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
CORPORATE BONDS - 96.61%

CONSUMER DISCRETIONARY  - 28.61%

AUTO COMPONENTS  - 4.52%
   Asbury Automotive Group, Incorporated,
      9.00%, Due 6/15/2012                                   $1,000      $ 1,040
      8.00%, Due 3/15/2014                                      800          796
   Delphi Corporation, 6.55%, Due 6/15/2006 @                 2,500        2,453
   GenCorp, Incorporated, 9.50%, Due 8/15/2013                1,174        1,268
   The Goodyear Tire & Rubber Company, 12.50%,
      Due 3/1/2011                                            1,800        2,038
   Navistar International Transportation
      Corporation,
      7.50%, Due 6/15/2011 @                                  1,650        1,704
      6.25%, Due 3/1/2012                                     1,000          985
   Stanadyne Corporation, 10.00%, Due 8/15/2014               1,000          995
   Tenneco Automotive, Incorporated, 8.625%,
      Due 11/15/2014 @                                        1,000        1,045
   TriMas Corporation, 9.875%, Due 6/15/2012                  2,750        2,351
   United Components, Incorporated, 9.375%,
      Due 6/15/2013                                           2,250        2,318
                                                                         -------
      TOTAL AUTO COMPONENTS                                               16,993
                                                                         -------

   HOTELS, RESTAURANTS & LEISURE  - 5.52%
   AMC Entertainment, Incorporated, 9.875%,
      Due 2/1/2012 @                                          1,000        1,010
   AMF Bowling Worldwide Incorporated, 10.00%,
      Due 3/1/2010                                            2,950        2,979
   Host Marriott Corporation, 6.375%, Due
      3/15/2015                                               1,500        1,485
   Choctaw Resort Development Enterprise, 7.25%,
      Due 11/15/2019, 144A (Note A)                           1,000        1,018
   Chumash Casino & Resort Enterprises, 9.26%,
      Due 7/15/2010                                           1,250        1,347
   Cinemark, Incorporated, 0.00%, Due 3/15/2014 +             1,800        1,242
   Intrawest Corporation, 7.50%, Due 10/15/2013                 750          772
   Landry's Restaurants, Incorporated, 7.50%,
      Due 12/15/2014                                            825          816
   Mandalay Resort Group, 6.50%, Due 7/31/2009                2,000        2,040
   Station Casinos, Incorporated, 6.875%, Due 3/1/2016 @      1,500        1,545
   Town Sports International, Incorporated, 9.625%,
      Due 4/15/2011                                             500          531
   Turning Stone Casino Resort, 9.125%, Due 12/15/2010,
      144A (Note A)                                           3,710        3,933
   Warner Music Group,
      7.375%, Due 4/15/2014                                     750          774
      0.00%, Due 12/15/2014 +                                 1,800        1,269
                                                                         -------
      TOTAL HOTELS, RESTAURANTS & LEISURE                                 20,761
                                                                         -------

MEDIA - 9.42%
   Advanstar Communications, Incorporated,
      10.75%, Due 8/15/2010                                   1,500        1,702
      12.00%, Due 2/15/2011                                   1,375        1,492
   Allbritton Communications Company, 7.75%,
      Due 12/15/2012                                          2,590        2,593
   American Media Operations, Incorporated, 10.25%,
      Due 5/1/2009                                            2,415        2,451
   Charter Communications Holdings, 10.25%,
      Due 9/15/2010                                           1,925        1,988
   Charter Communications Operations, 8.375%,
      Due 4/30/2014, 144A (Note A)                            2,150        2,177
   Dex Media, Incorporated,
      12.125%, Due 11/15/2012                                 1,000        1,192
      9.875%, Due 8/15/2013                                     500          570
      0.00%, Due 11/15/2013 +                                 1,000          820
      0.00%, Due 11/15/2013 +                                 1,000          820
   DirectTV Holdings, LLC, 6.375%, Due 6/15/2015,
      144A (Note A)                                           2,250        2,244
   Echostar DBS Corporation, 6.625%, Due 10/1/2014 @          6,850        6,799
   The Interpublic Group of Companies, Incorporated,
      6.25%, Due 11/15/2014                                   3,300        2,996
   Kabel Deutschland GMBH, 10.625%, Due 7/1/2014, 144A
      (Note A) @                                              3,825        4,227
   LBI Media, Incorporated, 10.125%, Due 7/15/2012            1,000        1,090
   Movie Gallery, Incorporated, 11.00%, Due 5/1/2012,
      144A (Note A) @                                         1,350        1,397
   WDAC Subsidiary Corporation, 8.375%, Due 12/1/2014,
      144A (Note A)                                             900          880
                                                                         -------
      TOTAL MEDIA                                                         35,438
                                                                         -------

RETAIL  - 6.00%
   CSK Auto Corporation, 7.00%, Due 1/15/2014                 1,545        1,487
   FTD, Incorporated, 7.75%, Due 2/15/2014                      923          932
   Group 1 Automotive, Incorporated, 8.25%,
      Due 8/15/2013                                           1,000        1,022
   Jostens, Incorporated,
      7.625%, Due 10/1/2012                                     950          962
      0.00%, Due 12/1/2013                                    1,900        1,368
   Pep Boys, Incorporated, 7.50%, Due 12/15/2014 @            2,650        2,425

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Par Amount     Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
   Rite Aid Corporation,
      12.50%, Due 9/15/2006                                  $  750     $    808
      8.125%, Due 5/1/2010                                    2,000        2,062
      9.50%, Due 2/15/2011                                      710          761
      7.50%, Due 1/15/2015                                      750          729
   Samsonite Corporation, 8.875%, Due 6/1/2011                2,500        2,694
   Toys R Us, Incorporated, 7.625%, Due 8/1/2011              1,400        1,264
   United Rentals North America, Incorporated, 6.50%,
      Due 2/15/2012 @                                         3,325        3,234
   Woolworth Corporation, 8.50%, Due 1/15/2022                2,550        2,824
                                                                        --------
      TOTAL RETAIL                                                        22,572
                                                                        --------

SERVICES  - 1.31%
   K & F Acquisition, Incorporated, 7.75%,
      Due 11/15/2014                                          2,000        2,050
   Knowledge Learning Corporation, 7.75%,
      Due 2/1/2015, 144A (Note A)                             3,000        2,880
                                                                        --------
   TOTAL SERVICES                                                          4,930
                                                                        --------

TEXTILES & APPAREL  - 1.84%
   Day International Group, Incorporated, 9.50%,
      Due 3/15/2008                                           1,555        1,570
   Rafaella Apparel Group, Incorporated, 11.25%,
      Due 6/15/2011, 144A (Note A)                            1,000          990
   Phillips-Van Heusen Corporation,
      8.125%, Due 5/1/2013                                    1,250        1,353
      7.75%, Due 11/15/2023                                   2,800        3,003
                                                                        --------
     TOTAL TEXTILES & APPAREL                                              6,916
                                                                        --------
   TOTAL CONSUMER DISCRETIONARY                                          107,610
                                                                        --------

CONSUMER STAPLES  - 1.82%
FOOD / RESTAURANT  - 0.96%
   Borden, Incorporated, 9.20%, Due 3/15/2021                 2,500        2,344
   Pilgrims Pride Corporation, 9.625%, Due 9/15/2011          1,148        1,251
                                                                        --------
      TOTAL FOOD / RESTAURANT                                              3,595
                                                                        --------

HOUSEHOLD DURABLES  - 0.50%
   Ainsworth Lumber Company Limited, 6.75%,
      Due 3/15/2014                                           1,000          918
   H.H. Gregg Appliances, Incorporated, 9.00%,
      Due 2/1/2013                                            1,000          967
                                                                        --------
      TOTAL HOUSEHOLD DURABLES                                             1,885
                                                                        --------

TOBACCO  - 0.36%
   R J Reynolds Tobacco Holdings, Incorporated, 7.30%,
      Due 7/15/2015, 144A (Note A)                            1,350        1,367
                                                                        --------
      TOTAL TOBACCO                                                        1,367
                                                                        --------
      TOTAL CONSUMER STAPLES                                               6,847
                                                                        --------

ENERGY  - 10.07%
   AES Corportaion, 4.50%, Due 8/15/2005                      2,750        2,750
   Alpha Natural Resources, LLC, 10.25%, Due 6/1/2012         2,450        2,719
   AmeriGas Partners, L.P., 7.25%, Due 5/20/2015, 144A
     (Note A)                                                 1,500        1,590
   CITGO Petroleum Corporation, 6.00%, Due 10/15/2011,
      144A (Note A)                                           1,000        1,005
   Delta Petroleum Corporation, 7.00%, Due 4/1/2015,
      144A (Note A)                                           1,250        1,200
   El Paso Corporation, 7.625%, Due 8/16/2007, 144A
      (Note A)                                                1,400        1,435
   Energy Partners Limited, 8.75%, Due 8/1/2010               2,000        2,120
   Ferrellgas Partners, L.P., 6.75%, Due 5/1/2014             1,000          987
   Holly Energy Partners, L.P., 6.25%, 3/1/2015, 144A
      (Note A)                                                1,450        1,443
   Inergy Finance Corporation, 6.875%, Due 12/15/2014,
      144A (Note A)                                           1,000          980
   Key Energy Service, Incorporated, 8.375%,
      Due 3/1/2008                                            2,450        2,536
   Newfield Exploration Company, 8.375%, Due 8/15/2012        1,425        1,553
   Paramount Resources Limited, 8.50%, Due 1/31/2013          2,374        2,421
   PetroQuest Energy, Incorporated, 10.375%,
      Due 5/15/2012, 144A (Note A)                            3,000        3,038
   Reliant Energy, Incorporated, 6.75%, Due 12/15/2014        1,680        1,655
   Swift Energy Company,
      7.625%, Due 7/15/2011                                     900          940
      9.375%, Due 5/1/2012                                    1,000        1,090
   Tenaska, Incorporated, 6.528%, Due 12/30/2014, 144A
      (Note A)                                                1,456        1,421
   Tenaska Alabama Partners, L.P., 7.00%, Due 6/30/2021,
      144A (Note A)                                           1,000        1,038
   Terex Corporation,
      9.25%, Due 7/15/2011                                    1,250        1,359
      7.375%, Due 1/15/2014                                   1,975        2,074
   Venoco, Incorporated, 8.75%, Due 12/15/2011                1,500        1,545
   Clayton Williams Energy, Incorporated, 7.75%,
      Due 8/1/2013, 144A (Note A)                             1,000          998
                                                                        --------
      TOTAL ENERGY                                                        37,897
                                                                        --------

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
FINANCIALS  - 4.26%
DIVERSIFIED FINANCIALS  - 3.86%
   E*Trade Financial Corporation, 8.00%, Due 6/15/2011        $2,375     $ 2,523
   General Motors Acceptance Corporation,
      6.15%, Due 4/5/2007                                      1,900       1,899
      6.875%, Due 9/15/2011                                    1,000         965
   Glencore Funding, LLC, 6.00%, Due 4/15/2014, 144A
      (Note A)                                                 1,850       1,773
   Noble Group Limited, 6.625%, Due 3/17/2015, 144A
      (Note A)                                                 3,500       3,235
   Refco Financial Holdings, LLC, 9.00%, Due 8/1/2012          1,150       1,242
   Thornburg Mortgage, Incorporated, 8.00%,
      Due 5/15/2013                                            2,850       2,907
                                                                         -------
      TOTAL DIVERSIFIED FINANCIALS                                        14,544
                                                                         -------

REAL ESTATE  - 0.40%
   American Real Estate Partners, L.P. 7.125%,
      Due 2/15/2013, 144A (Note A)                             1,500       1,523
                                                                         -------
      TOTAL REAL ESTATE                                                    1,523
                                                                         -------
      TOTAL FINANCIALS                                                    16,067
                                                                         -------

HEALTH CARE  - 9.31%
EQUIPMENT & SUPPLIES  - 0.29%
   Sybron Dental Specialties, Incorporated, 8.125%,
      Due 6/15/2012                                            1,000       1,075
                                                                         -------
      TOTAL EQUIPMENT & SUPPLIES                                           1,075
                                                                         -------

HEALTHCARE PROVIDERS & SERVICES  - 7.78%
   ACIH, Incorporated, 0.00%, Due 12/15/2012, 144A
      (Note A) +                                               3,575       2,288
   DaVita, Incorporated, 7.25%, Due 3/15/2015,
      144A (Note A)                                            2,750       2,846
   HCA, Incorporated,
      6.30%, Due 10/1/2012                                     2,000       2,033
      8.36%, Due 4/15/2024                                     1,935       2,147
   HealthSouth Corporation, 8.50%, Due 2/1/2008                1,975       2,000
   Interactive Health, LLC, 8.00%, Due 4/1/2011,
      144A (Note A)                                            1,800       1,566
   National Health Investors, 7.30%, Due 7/16/2007             1,000       1,031
   NDCHealth Corporation, 10.50%, Due 12/1/2012                3,250       3,518
   Pacificare Health Systems, Incorporated, 10.75%,
      Due 6/1/2009                                             2,625       2,877
   Quintiles Transnational Corporation, 10.00%,
      Due 10/1/2013                                            1,600       1,784
   Select Medical Corporation, 7.625%, Due 2/1/2015            2,725       2,691
   Service Corporation International, 7.00%,
      Due 6/15/2017, 144A (Note A)                             1,700       1,745
   US Oncology, Incorporated
      9.00%, Due 8/15/2012                                     1,500       1,635
      10.75%, Due 8/15/2014                                    1,000       1,115
                                                                         -------
      TOTAL HEALTHCARE PROVIDERS & SERVICES                               29,276
                                                                         -------

PHARMACEUTICALS  - 1.24%
   Athena Neurosciences Financial LLC, 7.25%,
      Due 2/21/2008 @                                          3,400       3,255
   Mylan Laboratories, Incorporated, 6.375%,
      Due 8/15/2015, 144A (Note A)                             1,425       1,429
                                                                         -------
      TOTAL PHARMACEUTICALS                                                4,684
                                                                         -------
      TOTAL HEALTH CARE                                                   35,035
                                                                         -------

INFORMATION TECHNOLOGY  - 3.28%
SEMICONDUCTOR EQUIPMENT & PRODUCTS  - 2.56%
   Amkor Technology, Incorporated, 9.25%,
      Due 2/15/2008 @                                          2,250       2,126
   Flextronics International Limited, 6.50%,
      Due 5/15/2013 @                                          2,000       2,060
   Freescale Semiconductor, Incorporated, 7.125%,
      Due 7/15/2014                                            2,550       2,715
   MagnaChip Semiconductor Limited, 6.875%,
      Due 12/15/2011, 144A (Note A)                            2,750       2,723
                                                                         -------
      TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                             9,624
                                                                         -------

SOFTWARE  - 0.72%
   Peregrine Systems, Incorporated, 6.50%, Due 8/15/2007         109         110
   SunGard Data Systems, Incorporated, 10.25%,
      Due 8/15/2015, 144A (Note A)                             2,500       2,591
                                                                         -------
      TOTAL SOFTWARE                                                       2,701
                                                                         -------
      TOTAL INFORMATION TECHNOLOGY                                        12,325
                                                                         -------

INDUSTRIALS  - 25.86%
AEROSPACE & ENGINEERING  - 1.52%
 L3 Communications Corporation, 6.375%, Due 10/15/2015,
      144A (Note A)                                            2,250       2,278
 Transdigm, Incorporated, 8.375%, Due 7/15/2011                3,250       3,461
                                                                         -------
   TOTAL AEROSPACE & ENGINEERING                                           5,739
                                                                         -------

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                  thousands)
CONSTRUCTION & ENGINEERING - 4.65%
   AMH Holdings, Incorporated, 0.00%, Due 3/1/2014 +          $3,000     $ 1,905
   Beazer Homes USA, Incorporated, 8.375%, Due 4/15/2012       2,000       2,148
   Interline Brands, Incorporated, 11.50%, Due 5/15/2011       2,275       2,525
   KB Home, 7.75%, Due 2/1/2010                                1,000       1,059
   K. Hovnanian Enterprises, Incorporated, 8.875%,
      Due 4/1/2012                                             2,700       2,936
   Meritage Homes Corporation, 6.25%, Due 3/15/2015              125         121
   Propex Fabrics, Incorporated, 10.00%, Due 12/1/2012 @         825         796
   Standard Pacific Corporation,
      9.50%, Due 9/15/2010                                     1,205       1,268
      6.25%, Due 4/1/2014                                      1,000         970
   Technical Olympic USA, Incorporated, 9.00%,
      Due 7/1/2010                                             1,250       1,294
   Terex Corporation, 10.375%, Due 4/1/2011                      500         540
   Wolverine Tube, Incorporated, 7.375%, Due 8/1/2008,
      144A (Note A)                                            2,250       1,935
                                                                         -------
      TOTAL CONSTRUCTION & ENGINEERING                                    17,497
                                                                         -------

COMMERCIAL SERVICES & SUPPLIES - 19.02%
   Allied Waste North American, Incorporated, 8.50%,
      Due 12/1/2008                                            2,500       2,634
   Alpharma, Incorporated, 8.625%, Due 5/1/2011                3,550       3,515
   Altra Industrial Motion, Incorporated, 9.00%,
      Due 12/1/2011, 144A (Note A)                             1,250       1,181
   Asia Aluminum Holdings Limited, 8.00%, Due
      12/23/2011, 144A (Note A)                                3,000       2,985
   Biovail Corporation, 7.875%, Due 4/1/2010                   2,200       2,272
   Browning-Ferris Industries, Incorporated, 9.25%,
      Due 5/1/2021                                             1,500       1,519
   Cadmus Communications Corporation, 8.375%,
      Due 6/15/2014                                            1,700       1,764
   Celestica, Incorporated, 7.875%, Due 7/1/2011               2,800       2,884
   CHC Helicopter Corporation, 7.375%, Due 5/1/2014            1,860       1,881
   CHC Helicopter Corporation, 7.375%, Due 5/1/2014,
      144A (Note A)                                              750         758
   Clean Harbors, Incorporated, 11.25%, Due 7/15/2012,
      144A (Note A)                                            1,000       1,110
   Columbus McKinnon Corporation, 10.00%, Due 8/1/2010         2,000       2,190
   Communications and Power Industries, Incorporated,
      8.00%, Due 2/1/2012                                      1,250       1,288
   Compass Minerals Group, Incorporated, 10.00%,
      Due 8/15/2011                                            1,000       1,095
   Compass Minerals International, Incorporated, 0.00%,
      Due 6/1/2013 +                                           1,825       1,524
   Corrections Corporation of America,
      7.50%, Due 5/1/2011                                      1,000       1,038
      6.25%, Due 3/15/2013                                     1,000         995
   Da-Lite Screen Company, Incorporated, 9.50%,
      Due 5/15/2011                                              750         799
   Freeport-McMoRan Copper & Gold, Incorporated,
      10.125%, Due 2/1/2010                                    1,750       1,942
      6.875%, Due 2/1/2014                                       926         907
   The Greenbrier Companies, Incorporated, 8.375%,
      Due 5/15/2015, 144A (Note A)                             1,200       1,251
   HMH Properties, Incorporated, 7.875%, Due 8/1/2008            702         713
   Ingram Micro, Incorporated, 9.875%, Due 8/15/2008           3,000       3,150
   Invensys, plc, 9.875%, Due 3/15/2011, 144A (Note A) @       1,050       1,034
   Iron Mountain, Incorporated, 6.625%, Due 1/1/2016           2,000       1,905
   Earle M. Jorgensen Company, 9.75%, Due 6/1/2012             1,000       1,085
   Medical Device Manufacturing, Incorporated, 10.00%,
      Due 7/15/2012                                            2,000       2,150
   NationsRent Companies, Incorporated, 9.50%,
      Due 5/1/2015                                             2,600       2,710
   Phibro Animal Health Corporation, 13.00%,
      Due 12/1/2007                                              500         530
   J.B. Poindexter Incorporated, 8.75%, Due 3/15/2014          2,000       1,820
   Polypore, Incorporated, 8.75%, Due 5/15/2012                1,450       1,403
   Polypore International, Incorporated, 0.00%,
      Due 10/1/2012 +                                          1,500         900
   Sea Containers, Limited, 10.75%, Due 10/15/2006             1,000       1,011
   Sheridan Group, Incorporated, 10.25%, Due 8/15/2011         2,125       2,223
   Solectron Corporation, 7.97%, Due 11/15/2006                1,500       1,545
   Superior Essex Communications, 9.00%, Due 4/15/2012         2,400       2,442
   UAP Holding Corporation, 0.00%, Due 7/15/2012 +             2,000       1,710
   Unisys Corporation, 7.875%, Due 4/1/2008                    3,270       3,286
   UNOVA, Incorporated, 7.00%, Due 3/15/2008                   4,250       4,250
   WH Holdings (Cayman Islands) Limited, 9.50%,
      Due 4/1/2011                                               950       1,017
   Xerox Corporation, 7.625%, Due 6/15/2013                    1,100       1,174
                                                                         -------
      TOTAL COMMERCIAL SERVICES & SUPPLIES                                71,590
                                                                         -------
MACHINERY - 0.67%
   Case Corporation, 7.25%, Due 1/15/2016                      2,000       1,965
   Case New Holland, Incorporated, 9.25%, Due 8/1/2011           500         541
                                                                         -------
      TOTAL MACHINERY                                                      2,506
                                                                         -------
      TOTAL INDUSTRIALS                                                   97,332
                                                                         -------

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Par Amount     Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
MATERIALS - 9.41%
CHEMICALS - 5.43%
   Acetex Corporation, 10.875%, Due 8/1/2009                 $  850     $    897
   Casella Waste System, Incorporated, 9.75%,
      Due 2/1/2013                                            2,020        2,182
   CPI Holding Company, Incorporated, 8.83%, Due
      2/1/2015                                                1,750        1,681
   Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp,
      0.00%, Due 10/1/2014, Series A +                        3,990        2,873
   Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp,
      0.00%, Due 10/1/2014, Series B +                        1,463        1,068
   Hercules, Incorporated, 6.75%, Due 10/15/2029              1,750        1,748
   Lyondell Chemical Company, 10.875%, Due 5/1/2009 @         2,500        2,597
   Nalco Company,
      7.75%, Due 11/15/2011                                     500          532
      8.875%, Due 11/15/2013 @                                2,180        2,376
   OM Group, Incorporated, 9.25%, Due 12/15/2011              1,750        1,785
   Resolution Performance Products, 8.00%, Due
      12/15/2009                                                500          520
   Westlake Chemical Corporation, 8.75%, Due 7/15/2011        2,000        2,172
                                                                        --------
      TOTAL CHEMICALS                                                     20,431
                                                                        --------
CONTAINERS & PACKAGING - 2.67%
   Crown Holdings, Incorporated, 9.50%, Due 3/1/2011          2,000        2,200
   Intertape Polymer, Incorporated, 8.50%, Due 8/1/2014       1,300        1,274
   Jefferson Smurfit Corporation,
      8.25%, Due 10/1/2012 @                                  1,500        1,511
      7.50%, Due 6/1/2013 @                                     500          481
   Owens-Brockway Glass Containers, Incorporated,
      8.875%, Due 2/15/2009                                   2,015        2,131
      8.75%, Due 11/15/2012                                   2,250        2,455
                                                                        --------
      TOTAL CONTAINERS & PACKAGING                                        10,052
                                                                        --------
PAPER & FOREST PRODUCTS - 1.31%
   Fraser Papers Incorporated, 8.75%, Due 3/15/2015,
      144A (Note A)                                             575          515
   Neenah Paper, Incorporated, 7.375%, Due 11/15/2014,
      144A (Note A)                                           2,450        2,401
   The Newark Group, Incorporated, 9.75%, Due 3/15/2014       2,200        2,024
                                                                        --------
      TOTAL PAPER & FOREST PRODUCTS                                        4,940
                                                                        --------
      TOTAL MATERIALS                                                     35,423
                                                                        --------
TELECOMMUNICATION SERVICES - 3.99%
   GST Equipment Funding, Incorporated, 13.25%,
      Due 5/1/2007 @+                                         2,500           --
   Intelsat, Limited,
      7.625%, Due 4/15/2012                                   1,100          976
      5.25%, Due 11/1/2008                                    1,900        1,800
   MCI, Incorporated, 7.688%, Due 5/1/2009                    3,500        3,649
   PanAmSat Holding Corporation, 0.00%, Due 11/1/2014 +       1,850        1,323
   Partner Communications Company Limited, 13.00%,
      Due 8/15/2010 @                                         1,000        1,065
   Qwest Communications International, Incorporated,
      13.50%, Due 12/15/2010                                  4,250        4,888
      8.875%, Due 3/15/2012                                     250          274
   US Unwired, Incorporated, 7.26%, Due 6/15/2010             1,000        1,038
                                                                        --------
   TOTAL TELECOMMUNICATION SERVICES                                       15,013
                                                                        --------
TOTAL CORPORATE BONDS                                                    363,549
                                                                        --------

                                                              Shares
                                                            ---------
COMMON STOCKS - 0.12%
Peregrine Systems, Incorporated +                              21,780        437
                                                                        --------
                                                                             437
                                                                        --------

SHORT TERM INVESTMENTS - 8.32%
American Beacon Money Market Select Fund (Note B)           5,956,800      5,956
Short-Term Investment Company Liquid Asset Fund (Note E)      309,564        310

                                                           Par Amount
                                                           ----------
Chesham Finance LLC, Due 8/31/2005 (Note E)                  $10,000      10,000
Merrill Lynch Pierce Fenner & Smith, Inc.
   Tri Party Repo, 3.363%, Due 8/1/2005, (Notes C and E)         100         100
Morgan Stanley & Co., Inc. Tri Party Repo, 3.363%,
   Due 8/1/2005, (Notes D and E)                              15,000      15,000
                                                                        --------
   TOTAL SHORT TERM INVESTMENTS                                           31,366
                                                                        --------
TOTAL INVESTMENTS - 105.05% (COST $392,436) (NOTE F)                     395,352
                                                                        --------
LIABILITIES, NET OF OTHER ASSETS - (5.05%)                               (19,000)
                                                                        --------
TOTAL NET ASSETS - 100%                                                 $376,352
                                                                        ========

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,428 or 19.24% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) Collateral held at J.P. Morgan Chase consists of the following: Continental Airlines, Incorporated, 6.545%, Due 2/2/2019, Market Value - $4 DaimlerChrysler NA, 8.00%, Due 6/15/2010, Market Value - $13 Encana Corporation, 4.75%, Due 10/15/2013, Market Value - $25 Encana Corporation, 4.60%, Due 8/15/2009, Market Value - $55 CB Ohio Power Co, 6.375%, Due 7/15/2033, Market Value - $7 CB Pancanadian Petroleum Limited, 6.30%, Due 11/1/2011, Market Value - $2

(D) Collateral held at the Bank of New York consists of the following: Abbey National Group, 8.963%, Due 6/30/2030, Market Value - $3,911 Alcoa, Incorporated, 5.375%, Due 1/15/2013, Market Value - $103 GCB Boeing Capital, 7.375%, Due 9/27/2010, Market Value - $2,885 KBC Bank Fund Trust III, 9.86%, Due 11/2/2009, Market Value - $4,252 KeySpan Corporation, 7.625%, Due 11/15/2010, Market Value - $3,459 MidAmerican Energy Company, 4.65%, Due 10/1/2014, Market Value - $994

(E) All or a portion of this security is purchased with cash collateral for securities loaned.

(F) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $392,514 and the net unrealized appreciation of investments based on that cost is $2,838 which is comprised of $7,581 aggregate gross unrealized appreciation and $4,743 aggregate gross unrealized depreciation.

@    - All or a portion of this security is on loan July 31, 2005.

+    - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
U.S. TREASURY OBLIGATIONS - 12.17%
U.S. TREASURY BONDS - 6.83%
   7.50%, Due 11/15/2016 @                                    $  655     $   835
   9.125%, Due 5/15/2018 @                                       700       1,018
   7.875%, Due 2/15/2021 @                                       750       1,029
   6.875%, Due 8/15/2025 @                                       370         482
   6.25%, Due 5/15/2030 @                                        790         993
   5.375%, Due 2/15/2031 @                                     1,775       2,017
                                                                         -------
      TOTAL U.S. TREASURY BONDS                                            6,374
                                                                         -------

U.S. TREASURY NOTES - 5.34%
   3.375%, Due 9/15/2009 @                                       560         544
   5.00%, Due 2/15/2011 @                                      1,000       1,042
   5.00%, Due 8/15/2011 @                                        700         731
   4.75%, Due 5/15/2014 @                                      1,500       1,552
   4.125%, Due 5/15/2015 @                                     1,125       1,111
                                                                         -------
      TOTAL U.S. TREASURY NOTES                                            4,980
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS                                           11,354
                                                                         -------

U.S. AGENCY OBLIGATIONS - 8.88%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.91%
   4.25%, Due 7/15/2009 @                                      2,000       1,991
   5.625%, Due 3/15/2011                                         500         530
   5.875%, Due 3/21/2011 @                                       380         403
   4.875%, Due 11/15/2013 @                                      200         205
   5.00%, Due 7/15/2014 @                                        500         515
                                                                         -------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         3,644
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.97%
   Discount Note, Due 8/11/2005                                1,890       1,888
   5.125%, Due 1/2/2014 @                                        545         556
   7.25%, Due 5/15/2030 @                                        250         336
   TBA, 30yr, 6.50%                                            1,880       1,851
                                                                         -------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          4,631
                                                                         -------
TOTAL U.S. AGENCY OBLIGATIONS                                              8,275
                                                                         -------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 38.23%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.36%
   Pool #G11295, 5.50%, Due 9/1/2017                             356         363
   Pool #E96536, 5.00%, Due 3/1/2018                             735         738
   Pool #B12563, 5.00%, Due 2/1/2019                             563         565
   Pool #E01602, 4.50%, Due 3/1/2019                             857         843
   Pool #G00738, 8.00%, Due 7/1/2027                             199         214
   Pool #C00647, 6.50%, Due 9/1/2028                             148         153
   Pool #G01457, 6.00%, Due 8/1/2029                             488         499
   Pool #G01533, 6.00%, Due 3/1/2033                             530         541
   Pool #C01598, 5.00%, Due 8/1/2033                           1,019       1,005
   Pool #A12149, 6.00%, Due 8/1/2033                             670         685
   Pool #G08006, 6.00%, Due 8/1/2034                             800         817
   Pool #A45500, 5.50%, Due 6/1/2035                           1,104       1,110
   Pool #A30948, 5.50%, Due 1/1/2035                           1,191       1,198
                                                                         -------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         8,731
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.69%
   Pool #323309, 6.00%, Due 9/1/2013                             194         200
   Pool #488099, 5.50%, Due 2/1/2014                             506         517
   Pool #323789, 6.00%, Due 6/1/2014                             211         218
   Pool #545449, 6.50%, Due 2/1/2017                             521         541
   Pool #545823, 5.50%, Due 8/1/2017                             606         619
   Pool #254545, 5.00%, Due 12/1/2017                          1,480       1,485
   Pool #254865, 4.50%, Due 9/1/2018                             934         920

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
   Pool #747844, 5.50%, Due 12/1/2018                         $  222     $   227
   Pool #761337, 5.00%, Due 4/1/2019                             418         419
   Pool #100293, 9.50%, Due 8/1/2029                             173         192
   Pool #555531, 5.50%, Due 6/1/2033                             823         828
   Pool #727223, 5.50%, Due 9/1/2033                             599         603
   Pool #749219, 5.50%, Due 10/1/2033                            123         124
   Pool #555880, 5.50%, Due 11/1/2033                          1,456       1,464
   Pool #758322, 5.50%, Due 12/1/2033                            748         752
   Pool #725238, 5.00%, Due 3/1/2034                           1,308       1,291
   Pool #765304, 5.50%, Due 3/1/2034                             267         268
   Pool #725866, 4.50%, Due 9/1/2034                             661         634
   Pool #255364, 6.00%, Due 9/1/2034                           2,200       2,250
   Pool #801716, 5.50%, Due 10/1/2034                            815         820
   Pool #796229, 6.00%, Due 11/1/2034                            993       1,014
   Pool #781822, 6.00%, Due 12/1/2034                          1,155       1,180
   Pool #735224, 5.50%, Due 2/1/2035                           1,792       1,802
   Pool #812630, 5.50%, Due 2/1/2035                             735         740
   Pool #828377, 5.50%, Due 6/1/2035                           1,114       1,120
                                                                         -------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         20,228
                                                                         -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.18%
   Pool #780400, 7.00%, Due 12/15/2025                           403         427
   Pool #780615, 6.50%, Due 8/15/2027                            438         459
   Pool #780747, 6.50%, Due 3/15/2028                            617         647
   Pool #780936, 7.50%, Due 12/15/2028                           266         286
   Pool #781273, 6.00%, Due 4/15/2031                            591         609
   Pool #781564, 6.00%, Due 2/15/2033                            637         655
   Pool #781603, 5.00%, Due 5/15/2033                            440         437
   Pool #616094, 6.00%, Due 11/15/2033                           465         478
   Pool #781690, 6.00%, Due 12/15/2033                           487         501
   Pool #003515, 5.50%, Due 2/20/2034                          1,774       1,793
   Pool #003517, 6.00%, Due 2/20/2034                            396         407
                                                                         -------
      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                       6,699
                                                                         -------
TOTAL U.S. AGENCY  MORTGAGE-BACKED OBLIGATIONS                            35,658
                                                                         -------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.74%
Banc of America Commercial Mortgage, Incorporated
   2003-2 A3, 4.342%, Due 3/11/2041                              265         262
Bear Stearns Commercial Mortgage Securities, Incorporated
   2004-PWR5 A4, 4.831%, Due 7/11/2042                           535         534
Countrywide Home Loan, Incorporated 2004-18 A1, 6.00%,
   Due 10/25/2034                                                509         516
General Electric Capital Commercial Mortgage Corporation
   2003-C2 A2, 4.17%, Due 7/10/2037                              312         307
General Electric Capital Commercial Mortgage Corporation
   2004-C3 A3, 4.865%, Due 7/10/2039                             495         496
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2,
   3.989%, Due 6/15/2035                                         464         440
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                               2,555
                                                                         -------

CORPORATE OBLIGATIONS - 32.17%
FINANCIAL - 12.58%
AEGON, N.V., 8.00%, Due 8/15/2006                                300         310
American General Finance Corporation,
   5.375%, Due 9/1/2009                                          180         184
   4.875%, Due 5/15/2010                                         200         199
Banco Popular North America, Incorporated, 4.25%,
   Due 4/1/2008                                                  200         198
Bank One Corporation,
   5.90%, Due 11/15/2011                                         440         465
   4.90%, Due 4/30/2015                                          200         196
The Bear Stearns Companies, Incorporated, 2.875%,
   Due 7/2/2008                                                  400         381
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                  150         149
Boeing Capital Corporation, 5.40%, Due 11/30/2009                450         463

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
Capital One Bank,
   6.70%, Due 5/15/2008                                        $350      $   368
   4.80%, Due 2/21/2012                                         235          230
   5.125%, Due 2/15/2014                                        220          219
Cendant Corporation, 6.875%, Due 8/15/2006                      450          461
Countrywide Home Loans, Incorporated, 3.25%,
   Due 5/21/2008                                                290          279
Credit Suisse First Boston, 6.50%, Due 5/1/2008                 350          366
Fleet Boston Financial Group, Incorporated, 8.625%,
   Due 1/15/2007                                                200          211
General Electric Capital Corporation, 6.875%,
   Due 11/15/2010                                               380          417
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013         250          246
HSBC Finance Corporation, 4.75%, Due 4/15/2010 @                250          250
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)               250          253
International Lease Finance Corporation, 6.375%,
   Due 3/15/2009                                                250          261
Lincoln National Corporation, 4.75%, Due 2/15/2014 @            100           98
Merrill Lynch & Company, Incorporated,
   4.25%, Due 2/8/2010                                          345          339
   6.00%, Due 2/17/2009                                         500          522
MetLife, Incorporated, 5.00%, Due 6/15/2015                     170          170
MetLife Global Funding I, 3.375%, Due 10/5/2007,
   144A (Note A)                                                350          342
PHH Corporation, 6.00%, Due 3/1/2008                            200          204
PNC Funding Corporation, 4.20%, Due /10/2008                    355          352
Prudential Financial, Incorporated,
   3.75%, Due 5/1/2008                                          130          128
   4.50%, Due 7/15/2013 @                                       225          219
   5.10%, Due 9/20/2014                                         210          212
Simon Property Group LP, 6.375%, Due 11/15/2007                 200          207
SLM Corporation,
   3.95%, Due 8/15/2008                                         325          319
   4.00%, Due 1/15/2009                                         700          687
   4.50%, Due 7/26/2010                                         240          237
Synovus Financial Corporation, 4.875%, Due 2/15/2013            200          200
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013        400          388
Washington Mutual Corporation, 4.625%, Due 4/1/2014             170          162
Washington Mutual Financial Corporation, 6.875%,
   Due 5/15/2011                                                190          210
WellPoint, Incorporated,
   3.75%, Due 12/14/2007                                        235          230
   5.00%, Due 12/15/2014                                        210          210
XL Capital Limited, 5.25%, Due 9/15/2014                        190          188
                                                                         -------
      TOTAL FINANCIAL                                                     11,730
                                                                         -------

FOREIGN - 0.39%
Deutsche Telekom AG, 8.50%, Due 6/15/2010                       150          171
Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015,
   144A (Note A)                                                200          197
                                                                         -------
      TOTAL FOREIGN                                                          368
                                                                         -------

INDUSTRIALS - 13.09%
Amgen, Incorporated, 4.00%, Due 11/18/2009                      210          206
Anheuser Busch Companies, Incorporated, 6.50%,
   Due 1/1/2028                                                 350          404
Atlantic Richfield Company, 8.50%, Due 4/1/2012                 255          309
Baxter International, Incorporated, 5.25%, Due 5/1/2007         315          319
Bunge Limited Finance Corporation, 7.80%, Due 10/15/2012        150          175
Carnival Corporation, 3.75%, Due 11/15/2007                     380          373
Comcast Cable Communications, 7.625%, Due 2/15/2008             230          245
Comcast Corporation, 5.30%, Due 1/15/2014                       220          223
Conagra Foods, Incorporated, 7.00%, Due 10/1/2028 @             400          464
DaimlerChrysler North America, 4.75%, Due 1/15/2008             390          389
Dell Computer Corporation, 6.55%, Due 4/15/2008                 400          419
EOG Resources, Incorporated, 4.75%, Due 3/15/2014,
   144A (NoteA)                                                 225          222
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014         300          291
France Telecom SA, 8.50%, Due 3/1/2011                          270          309

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                (dollars in
                                                                 thousands)
John Deere Capital Corporation,
   3.375%, Due 10/1/2007                                       $350      $   342
   4.40%, Due 7/15/2009                                         275          273
Hewlett Packard Company, 5.75%, Due 12/15/2006                  325          331
Kinder Morgan, Incorporated, 6.50%, Due 9/1/2012                305          331
Lockheed Martin Corporation, 7.20%, Due 5/1/2036                470          586
Martin Marietta Material, Incorporated, 6.90%, Due
   8/15/2007                                                    300          313
Motorola, Incorporated,
   4.608%, Due 11/16/2007                                       215          215
   8.00%, Due 11/1/2011                                         245          285
Nissan Motor Company Limited, 4.625%, Due 3/8/2010              190          187
Northrop Grumman Corporation,
   4.079%, Due 11/16/2006                                       450          447
   7.125%, Due 2/15/2011                                        250          278
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012          150          167
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029         350          431
Pulte Homes, Incorporated,
   4.875%, Due 7/15/2009                                        100           99
   5.25%, Due 1/15/2014                                         100           98
Reed Elsevier Capital, Incorporated, 6.125%, Due
   8/1/2006                                                     500          506
Schering Plough Corporation, 6.75%, Due 12/1/2033               200          237
Sprint Capital Corporation,
   6.00%, Due 1/15/2007                                         485          494
   8.375%, Due 3/15/2012                                        150          178
Time Warner, Incorporated,
   6.75%, Due 4/15/2011                                         400          437
   7.625%, Due 4/15/2031                                        100          107
Union Pacific Corporation, 6.50%, Due 4/15/2012                 200          218
Univision Communications, Incorporated, 3.875%, Due
   10/15/2008                                                   390          376
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030             350          462
Weyerhaeuser Company, 5.95%, Due 11/1/2008                      210          218
Wyeth Corporation, 5.50%, Due 2/1/2014                          230          238
                                                                         -------
   TOTAL INDUSTRIALS                                                      12,202
                                                                         -------

TELECOMMUNICATIONS - 3.30%
Alltel Corporation, 4.656%, Due 5/17/2007                       495          496
America Movil S.A. de C.V., 6.375%, Due 3/1/2035                540          525
AT&T Broadband Corporation, 8.375%, Due 3/15/2013               448          539
AT&T Wireless Services, Incorporated,
   7.35%, Due 3/1/2006                                          500          509
   8.125%, Due 5/1/2012                                         390          461
   8.75%, Due 3/1/2031                                          170          235
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006           310          314
                                                                         -------
   TOTAL TELECOMMUNICATIONS                                                3,079
                                                                         -------

UTILITIES - 2.81%
Consolidated Natural Gas Company, 6.875%, Due 10/15/2026        290          329
FPL Group, Incorporated, 4.086%, Due 2/16/2007                  210          209
Georgia Power Company, 4.875%, Due 7/15/2007                    270          272
Marathon Oil Corporation, 5.375%, Due 6/1/2007                  255          259
MidAmerican Energy Holdings Company,
   3.50%, Due 5/15/2008                                         270          261
   5.875%, Due 10/1/2012                                        200          208
Public Service Enterprise Group, Incorporated, 6.95%,
   Due 6/1/2012 @                                               355          394
Southern Company Capital Funding, Incorporated, 5.30%,
   Due 2/1/2007                                                 155          191
Union Oil Company of California, 7.90%, Due 4/18/2008           220          223
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010                 250          274
                                                                         -------
   TOTAL UTILITIES                                                         2,620
                                                                         -------
TOTAL CORPORATE OBLIGATIONS                                               29,999
                                                                         -------

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Par Amount     Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
ASSET-BACKED SECURITIES - 2.42%
Citigroup Commercial Mortgage Trust 2004-C2 A3, 4.38%,
   Due 10/15/2041                                             $470      $    459
Household Automotive Trust 2004-1 A3, 3.30%, Due
   5/18/2009                                                   505           504
JP Morgan Chase Commercial Mortgage Securities Corp
   2005-LDP1 A2, 4.625%, Due 3/15/2046                         700           693
JP Morgan Chase Commercial Mortgage Securities Corp
   2004-CBX A4, 4.529%, Due 11/12/2039                         255           251
Residential Asset Mortgage Products, Incorporated
   2004-RS12 AI2, 3.767%, Due 2/25/2027                        110           108
TXU Electric Delivery Transition, LLC 2004-1 A2, 4.81%,
   Due 11/15/2012                                              243           244
                                                                        --------
TOTAL ASSET-BACKED SECURITIES                                              2,259
                                                                        --------

                                                             Shares
                                                           ----------
SHORT-TERM INVESTMENTS - 21.75%
American Beacon Enhanced Cash Trust (Notes B and C)        12,091,464     12,092
American Beacon Money Market Select Fund (Notes B and C)    8,181,168      8,181
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS                                              20,273
                                                                        --------
TOTAL INVESTMENTS - 118.36% (COST $110,656) (NOTE D)                     110,373
                                                                        --------
LIABILITIES, NET OF OTHER ASSETS - (18.36%)                              (17,121)
                                                                        --------
TOTAL NET ASSETS - 100%                                                 $ 93,252
                                                                        ========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,014 or 1.09% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $110,663 and the net unrealized depreciation of investments based on that cost is $290 which is comprised of $660 aggregate gross unrealized appreciation and $950 aggregate gross unrealized depreciation.

@ - All or a portion of this security is on loan at July 31, 2005.

The American Beacon International Equity Fund invests all of its investable assets in the International Equity Portfolio of the American Beacon Master Trust. The schedule of investments of the American Beacon Master International Equity Portfolio for the fiscal quarter ended July 31, 2005 is provided below.


AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares       Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
STOCKS - 94.75%
AUSTRALIA - 1.70%
AUSTRALIA PREFERRED STOCK - 0.15%
AMP Limited                                                   697,790   $  3,561
                                                                        --------
      TOTAL AUSTRALIA PREFERRED STOCK                                      3,561
                                                                        --------
AUSTRALIA COMMON STOCK - 1.55%
Alumina Limited                                               983,760      4,304
Commonwealth Bank of Australia                                216,840      6,388
Macquarie Airports Management Limited +                     1,997,251      5,040
Macquarie Infrastructure Group +                            1,606,645      4,833
Multiplex Group +                                           1,580,886      3,637
National Australia Bank                                       356,430      8,417
The News Corporation Limited                                  189,580      3,105
                                                                        --------
      TOTAL AUSTRALIA COMMON STOCK                                        35,724
                                                                        --------
   TOTAL AUSTRALIA                                                        39,285
                                                                        --------

CANADA COMMON STOCK - 1.71%
Alcan, Incorporated                                           138,171      4,673
BCE, Incorporated                                             318,360      7,712
Celestica, Incorporated +                                     757,200      8,809
Husky Energy, Incorporated @                                  141,880      6,129
Manulife Financial Corporation                                241,365     12,117
                                                                        --------
   TOTAL CANADA COMMON STOCK                                              39,440
                                                                        --------

DENMARK COMMON STOCK - 0.12%
Vestas Wind Systems +                                         147,226      2,694
                                                                        --------
   TOTAL DENMARK COMMON STOCK                                              2,694
                                                                        --------

FINLAND COMMON STOCK - 1.73%
KCI Konecranes Oyj @                                          112,450      5,099
M-real Oyj                                                    459,670      2,566
Nokia Oyj                                                     891,700     14,222
Stora Enso Oyj                                                241,700      3,196
UPM-Kymmene Oyj                                               768,000     14,896
                                                                        --------
   TOTAL FINLAND COMMON STOCK                                             39,979
                                                                        --------

FRANCE COMMON STOCK - 10.21%
Accor S.A. @                                                  109,880      5,582
AXA @                                                         729,681     19,870
BNP Paribas S.A. @                                            279,678     20,169
Carrefour S.A.@                                               347,797     16,373
Compagnie Generale des Etablissements Michelin @              103,230      6,349
Credit Agricole S.A. @                                        249,854      6,832
France Telecom S.A. +@                                      1,049,430     32,314
Lagardere S.C.A. @                                             84,200      6,065
Sanofi-Synthelabo @                                           473,577     40,898
Schneider Electric S.A. @                                     186,300     14,621
Suez S.A. @                                                   244,630      6,702
Total S.A. @                                                  187,300     46,818
Vinci S.A. @                                                  164,800     13,346
                                                                        --------
   TOTAL FRANCE COMMON STOCK                                             235,939
                                                                        --------

GERMANY - 7.55%
GERMANY PREFERRED STOCK - 2.00%
Commerzbank AG 2                                              134,900      3,005
Depfa Bank plc                                                585,737      9,434
Deutsche Bank AG                                               47,450      4,103
Deutsche Telekom +@                                           747,000     14,810
Heidelberger Druck @                                          144,400      4,823
Karstadt Quelle AG +@                                         150,870      2,063
Schering AG @                                                 127,800      8,025
                                                                        --------
       TOTAL GERMANY PREFERRED STOCK                                      46,263
                                                                        --------

GERMANY COMMON STOCK - 5.55%
BASF AG +@                                                     60,610      4,295
Bayer AG @                                                    137,900      4,919
Celesio AG @                                                  135,245     10,863
Deutsche Post AG                                            1,168,012     28,934
E.ON AG +@                                                    224,180     20,754
Merck KGaA @                                                   44,840      3,992

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares       Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
Muenchener Rueckversicherung-Gesellschaft AG +@                23,787   $  2,769
Porsche AG                                                      6,768      5,352
Siemens AG                                                    205,575     15,838
Volkswagen AG @                                               564,920     30,589
                                                                        --------
      TOTAL GERMANY COMMON STOCK                                         128,305
                                                                        --------
   TOTAL GERMANY                                                         174,568
                                                                        --------
HONG KONG COMMON STOCK - 2.37%
Cheung Kong Holdings Limited                                  869,000      9,333
China Netcom Group                                          3,622,000      5,534
Henderson Land Development Company Limited                  2,045,000     10,343
Hutchison Whampoa Limited                                     207,000      2,016
PetroChina Company Limited                                 20,252,000     18,081
Swire Pacific Limited +                                       995,500      9,491
                                                                        --------
   TOTAL HONG KONG COMMON STOCK                                           54,798
                                                                        --------
IRELAND COMMON STOCK - 1.77%
Allied Irish Banks plc                                        308,169      6,789
Bank of Ireland                                               999,300     16,582
CRH plc                                                       616,495     17,541
                                                                        --------
   TOTAL IRELAND COMMON STOCK                                             40,912
                                                                        --------
ITALY COMMON STOCK - 2.53%
Eni S.p.A. @                                                  829,291     23,517
Finmeccanica SpA                                              358,660      6,536
Riunione Adriatica di Sicurta S.p.A                           224,303      4,480
Telecom Italia S.p.A.                                       4,407,689     14,384
UniCredito Italiano S.p.A. @                                1,789,100      9,457
                                                                        --------
   TOTAL ITALY COMMON STOCK                                               58,374
                                                                        --------
JAPAN COMMON STOCK - 15.76%
Aiful Corporation                                              72,350      5,216
Acom Company Limited                                          113,170      7,094
Alps Electric Company Limited @                               390,700      5,839
Canon, Incorporated                                           188,300      9,260
DENSO Corporation                                             105,500      2,547
East Japan Railway Company                                      1,794      8,777
FANUC Limited                                                 143,000     10,120
Fujitsu Limited                                             1,138,000      6,325
Hitachi Limited +                                             713,000      4,335
Honda Motor Company Limited                                   245,700     12,662
Hoya Corporation                                               83,700     10,315
Fuji Photo Film Company Limited                               119,000      3,707
The Joyo Bank Limited                                         583,000      2,818
Kao Corporation                                               264,000      6,033
KDDI Corporation                                                1,682      8,107
Komatsu Limited                                               581,000      5,480
Konica Corporation                                          1,304,340     11,919
Mabuchi Motor Company Limited                                  71,800      3,985
Minebea Company Limited                                     1,074,000      4,488
Mitsubishi Tokyo Financial Group, Incorporated                    984      8,259
Murata Manufacturing Company Limited                          295,800     14,302
NEC Corporation                                               434,000      2,205
Nintendo Company Limited                                       53,200      5,581
Nippon Express Company                                      1,759,500      7,524
Nippon Telegraph & Telephone Corporation +                      1,294      5,683
Nomura Holdings, Incorporated                               1,193,100     14,127
NTT DoCoMo, Incorporated                                        3,725      5,762
Promise Company Limited                                       197,050     11,984
ROHM Company Limited                                           42,100      3,818
Sekisui House Limited                                         548,000      5,506
Seiko Epson Corporation                                       143,200      4,203
Shinsei Bank, Limited                                         984,000      5,284
Shin-Etsu Chemical Company Limited                            288,800     10,939
Sompo Japan Insurance, Incorporated                           628,000      5,928
Sony Corporation                                              391,300     12,780
Sumitomo Chemical Company Limited                           1,671,600      8,480
Sumitomo Mitsui Financial Group, Incorporated +                 1,054      6,945
Sumitomo Trust and Banking Company Limited                    863,000      5,317
Takeda Chemical Industries Limited                            587,480     30,037

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
Takefuji Corporation                                          340,470   $ 22,042
Tokyo Gas Company Limited                                   2,408,000      8,759
Toyoda Gosei Company Limited @                                209,988      3,624
Toyota Motor Corporation                                      432,400     16,386
Yamanouchi Pharmaceutical Company Limited                     296,100      9,616
                                                                        --------
   TOTAL JAPAN COMMON STOCK                                              364,118
                                                                        --------

MEXICO COMMON STOCK - 0.19%
Telefonos de Mexico, S.A. de C.V., ADR                        223,400      4,305
                                                                        --------
   TOTAL MEXICO COMMON STOCK                                               4,305
                                                                        --------

NETHERLANDS COMMON STOCK - 7.39%
ABN AMRO Holding N.V. @                                       368,276      9,190
Fortis Bank N.V. +                                            169,800      4,955
Heineken N.V                                                  175,700      5,585
IHC Caland N.V                                                 78,300      5,714
ING Groep N.V                                                 859,014     25,947
Koninklijke (Royal) Philips Electronics N.V                 1,176,567     31,849
Reed Elsevier N.V                                             200,230      2,722
Royal Dutch Petroleum Company                                  13,600        834
Royal Dutch Shell plc, A shares                               999,981     30,747
Royal Dutch Shell plc, B shares                               788,215     25,019
TPG N.V. +                                                    460,481     11,706
Unilever N.V.                                                  78,447      5,252
VNU N.V.                                                      196,600      5,633
Wolters Kluwer N.V.                                           294,310      5,712
                                                                        --------
   TOTAL NETHERLANDS COMMON STOCK                                        170,865
                                                                        --------

NEW ZEALAND COMMON STOCK - 0.56%
Carter Holt Harvey Limited @                                1,070,757      1,789
Telecom Corporation of New Zealand Limited @                2,608,314     11,180
                                                                        --------
   TOTAL NEW ZEALAND COMMON STOCK                                         12,969
                                                                        --------

NORWAY COMMON STOCK - 1.49%
Frontline Limited +@                                          208,150      8,819
Norsk Hydro ASA @                                              15,490      1,467
Statoil ASA @                                                 392,200      8,466
Telenor ASA @                                               1,828,790     15,757
                                                                        --------
   TOTAL NORWAY COMMON STOCK                                              34,509
                                                                        --------

PORTUGAL COMMON STOCK - 0.99%
Energias de Portugal, S.A.                                  2,379,300      6,349
Portugal Telecom, SGPS, S.A.                                1,738,233     16,587
                                                                        --------
   TOTAL PORTUGAL COMMON STOCK                                            22,936
                                                                        --------

SINGAPORE COMMON STOCK - 1.34%
Creative Technology Limited                                   659,320      4,900
Development Bank of Singapore Group Holdings Limited        1,633,095     15,778
Oversea-Chinese Banking Corporation Limited                 1,327,980     10,286
                                                                        --------
   TOTAL SINGAPORE COMMON STOCK                                           30,964
                                                                        --------

SOUTH AFRICA COMMON STOCK - 0.01%
Sappi Limited, ADR                                             14,500        153
                                                                        --------
   TOTAL SOUTH AFRICA COMMON STOCK                                           153
                                                                        --------

SOUTH KOREA COMMON STOCK - 2.71%
Kookmin Bank, ADR @                                           262,210     13,813
Korea Electric Power Corporation                               86,860      3,015
KT Corporation +                                              151,140      6,418
LG Electronics, Incorporated                                   76,760      4,943
POSCO                                                           7,179      1,432
Samsung Electronics Company Limited                            36,645     20,078
Samsung Electronics Company Limited, GDR, 144A (Note A)        22,500      6,204
SK Telecom Company Limited                                     34,976      6,676
                                                                        --------
   TOTAL SOUTH KOREA COMMON STOCK                                         62,579
                                                                        --------

SPAIN COMMON STOCK - 2.46%
Banco Popular Espanol SA @                                    526,400      6,279
Banco Santander Central Hispano SA @                          619,194      7,654
Enagas S.A                                                    194,617      3,402

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
Cintra Concesiones de Infraestructuras de Transporte SA       139,800   $  1,680
Iberdrola S.A. @                                              227,197      5,783
Repsol YPF S.A. +@                                            284,340      7,944
Telefonica S.A. +@                                          1,440,047     24,192
                                                                        --------
   TOTAL SPAIN COMMON STOCK                                               56,934
                                                                        --------

SWEDEN COMMON STOCK - 2.26%
Atlas Copco AB @                                              491,430      8,333
Autoliv, Incorporated +@                                      156,650      6,956
Electrolux AB @                                               256,480      5,753
ForeningsSparbanken AB @                                      144,600      3,421
Nordea AB +                                                   641,720      6,132
Securitas AB @                                                397,230      6,711
Stora Enso Oyj, Series A                                       70,802        939
Stora Enso Oyj, Series R @                                    222,142      2,941
TDC A/S +@                                                    116,000      5,205
Volvo AB @                                                    140,410      5,875
                                                                        --------
   TOTAL SWEDEN COMMON STOCK                                              52,266
                                                                        --------

SWITZERLAND COMMON STOCK - 6.85%
Adecco SA @                                                   143,820      7,176
Ciba Specialty Chemicals Holding, Incorporated                139,900      8,351
Compagnie Financiere Richemont AG +                           191,300      6,726
Credit Suisse Group                                           586,687     24,507
Geberit AG                                                      7,131      4,791
Lonza Group AG @                                              162,473      8,960
Nestle SA +@                                                  114,450     31,365
Novartis AG @                                                 552,530     26,840
Swiss Reinsurance                                             220,520     14,006
Syngenta AG                                                    71,951      7,495
UBS AG                                                         68,050      5,581
Zurich Financial Services AG +                                 70,800     12,549
                                                                        --------
   TOTAL SWITZERLAND COMMON STOCK                                        158,347
                                                                        --------

UNITED KINGDOM COMMON STOCK - 23.05%
Alliance Unichem plc                                          409,450      5,964
AMVESCAP plc                                                  353,530      2,558
Anglo American plc                                            214,690      5,446
Aviva plc                                                     902,640     10,349
BAA plc                                                       950,007     10,058
BAE Systems plc +                                           5,858,540     31,617
Barclays plc                                                1,461,500     14,271
Barratt Development plc                                       567,300      7,168
BHP Billiton plc                                              233,959      3,344
BOC Group                                                     533,162     10,113
Boots Group plc                                               576,500      6,122
BP plc                                                      2,084,520     22,953
Brambles Industries plc                                       700,641      3,846
British American Tobacco Industries plc                       783,545     15,632
British Sky Broadcasting Group plc                            786,860      7,375
BT Group plc +                                              1,602,643      6,435
Cadbury Schweppes plc                                       1,838,870     17,673
Centrica plc                                                4,231,594     17,399
Cobham plc                                                    922,800      2,327
Compass Group plc                                           3,404,035     14,701
Diageo plc                                                  1,667,947     22,989
GKN plc                                                     1,586,700      7,375
GlaxoSmithKline plc +                                       2,102,525     49,470
HBOS plc                                                      438,600      6,663
HSBC Holdings plc                                           1,021,865     16,559
Imperial Tobacco Group plc                                    344,340      8,835
Kingfisher plc                                              2,072,268      9,352
Lloyds TSB Group plc                                          979,044      8,277
Marks and Spencer Group plc +                               1,358,500      8,530
National Grid Transco plc                                   1,193,300     10,962
Pearson plc                                                   476,710      5,690
Prudential plc                                              1,036,550      9,743
Reed Elsevier plc +                                           887,360      8,186
Rentokil Initial plc                                        1,495,670      4,084
Reuters Group plc +                                         1,277,072      8,657

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Shares       Value
                                                         ---------   -----------
                                                          (dollars in thousands)
Rolls-Royce plc                                          1,128,050   $    6,615
Royal Bank of Scotland Group plc                         1,572,093       46,711
J. Sainsbury plc                                         1,337,808        6,558
Shire Pharmaceuticals Group plc                            378,040        4,379
Smiths Group plc                                           455,630        7,657
Standard Chartered plc                                     184,450        3,591
TI Automotive *                                            681,500           --
Unilever plc                                             3,195,747       30,850
Vodafone Group plc                                       7,375,441       18,953
Yell Group plc                                             843,830        6,679
                                                                     ----------
   TOTAL UNITED KINGDOM COMMON STOCK                                    532,716
                                                                     ----------
   TOTAL STOCKS                                                       2,189,650
                                                                     ----------

                                                        Par Amount
                                                       -----------
SHORT TERM INVESTMENTS - 26.18%
American Beacon Enhanced Cash Trust (Notes B and C)    211,778,180      211,778
American Beacon Money Market Select Fund
   (Notes B and C)                                     393,376,788      393,377
                                                                     ----------
   TOTAL SHORT TERM INVESTMENTS                                         605,155
                                                                     ----------
TOTAL INVESTMENTS - 120.93% (COST $2,416,829)
   (NOTE D)                                                           2,794,805
                                                                     ----------
LIABILITIES, NET OF OTHER ASSETS - (20.93%)                            (483,789)
                                                                     ----------
TOTAL NET ASSETS - 100%                                              $2,311,016
                                                                     ==========

FUTURES CONTRACTS

                                                                  Unrealized
                              No. of    Expiration    Market     Appreciation/
          Issuer            Contracts      Date        Value    (Depreciation)
          ------            ---------   ----------   --------   --------------
France CAC 40 Index            219       Sept 2005   $ 11,867       $  448
Germany DAX Index               57       Sept 2005      8,480          378
UK FTSE 100 Index              340       Sept 2005     31,549          803
Hang Seng Index                 23        Aug 2005      2,202           14
Italy MIB 30 Index              24       Sept 2005      4,909          127
Tokyo FE TOPIX Index           242       Sept 2005     26,015          887
Spain IBEX 35 Index             39        Aug 2005      4,780           70
Sweden OMX Index               269        Aug 2005      2,997           43
Canada S&PCDA 60 Index          95       Sept 2005      9,071          349
Australia SPI Index             81       Sept 2005      6,717          137
Netherlands 200 AEX Index       44        Aug 2005      4,194           28
                                                     --------       ------
                                                     $112,781       $3,284
                                                     ========       ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)

                                                     SETTLEMENT    MARKET    UNREALIZED
                                                        DATE       VALUE    GAIN/(LOSS)
                                                     ----------   -------   -----------
    907                          Australian Dollar    9/16/2005   $   685       $ 10
  1,172                          Canadian Dollar      9/16/2005       959         (5)
  3,137                          Euro Currency        9/16/2005     3,811        (22)
308,626                          Japanese Yen         9/16/2005     2,758         85
  1,813                          Pound Sterling       9/16/2005     3,182         90
  2,426                          Swedish Krona        9/16/2005       313         (1)
  1,081                          Swiss Franc          9/16/2005       842          7
                                                                  -------       ----
Total contracts to deliver
   (Receivable amount $12,714)                                    $12,550       $164
                                                                  =======       ====

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                  Shares   Value
                                                                  ------   -----
                                                                    (dollars in
                                                                    thousands)

CONTRACTS TO RECEIVE
(AMOUNTS IN THOUSANDS)

                                                   SETTLEMENT    MARKET     UNREALIZED
                                                      DATE        VALUE    GAIN/(LOSS)
                                                   ----------   --------   -----------
    8,044                      Australian Dollar   9/16/2005    $  6,073     $   (63)
    9,619                      Canadian Dollar     9/16/2005       7,869          98
   25,448                      Euro Currency       9/16/2005      30,915          29
2,759,914                      Japanese Yen        9/16/2005      24,668        (753)
   17,329                      Pound Sterling      9/16/2005      30,417        (597)
   19,016                      Swedish Krona       9/16/2005       2,455         (29)
   11,244                      Swiss Franc         9/16/2005       8,760        (104)
                                                                --------     -------
Total contracts to receive
   (Payable amount $112,576)                                    $111,157     $(1,419)
                                                                ========     =======

Net Currency Flux                                                            $(1,255)
                                                                             =======

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $6,204 or 0.27% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $2,432,144 and the net unrealized appreciation of investments based on that cost is $362,661 which is comprised of $399,498 aggregate gross unrealized appreciation and $36,837 aggregate gross unrealized depreciation.

@ - All or a portion of the security is on loan at July 31, 2005.

+ - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                 Shares    Value
                                                                 ------   ------
                                                                   (dollars in
                                                                    thousands)
U.S. TREASURY OBLIGATIONS - 0.02%
US Treasury Note, 1.625%, Due 8/28/2006                          10,000   $   10
                                                                          ------
   TOTAL U.S. TREASURY OBLIGATIONS                                            10
                                                                          ------

COMMON STOCK - 94.49%
CONSUMER DISCRETIONARY - 16.67%
AUTO COMPONENTS - 0.95%
Autoliv, Incorporated                                             9,700      432
Johnson Controls, Incorporated                                    1,500       86
Lear Corporation                                                  2,000       86
                                                                          ------
   TOTAL AUTO COMPONENTS                                                     604
                                                                          ------

AUTOMOBILES - 0.13%
Harley Davidson, Incorporated                                     1,500       80
                                                                          ------
   TOTAL AUTOMOBILES                                                          80
                                                                          ------

HOTELS, RESTAURANTS & LEISURE - 1.79%
Carnival Corporation                                              2,800      147
Hilton Hotels Corporation                                         1,600       40
International Game Technology, Incorporated                       4,400      120
Marriott International, Incorporated                              6,600      452
McDonald's Corporation                                            6,500      203
MGM MIRAGE +                                                      1,300       59
Starwood Hotels & Resorts Worldwide, Incorporated                   200       13
Yum Brands, Incorporated                                          2,100      110
                                                                          ------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                     1,144
                                                                          ------

HOUSEHOLD DURABLES - 0.45%
Centex Corporation                                                  600       44
Lennar Corporation                                                  200       13
Tempur-Pedic International, Incorporated @                       13,300      229
                                                                          ------
   TOTAL HOUSEHOLD DURABLES                                                  286
                                                                          ------

INTERNET & CATALOG RETAIL - 0.52%
Ebay, Incorporated +                                              7,900      330
                                                                          ------
   TOTAL INTERNET & CATALOG RETAIL                                           330
                                                                          ------

LEISURE EQUIPMENT & PRODUCTS - 0.13%
Mattel, Incorporated                                              4,300       80
                                                                          ------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                         80
                                                                          ------

MEDIA - 5.02%
Discovery Holding Company +                                       6,320       90
The Walt Disney Company Limited                                   3,200       82
Echostar Communications Corporation +                             1,900       55
Gannett Company, Incorporated                                     6,700      489
Liberty Media Corporation +                                      63,200      556
News Corporation                                                 14,700      241
Pixar Animation Studios +                                         3,500      151
The E. W. Scripps Company                                         5,300      268
Time Warner, Incorporated +                                      37,500      638
Viacom, Incorporated                                             18,788      629
                                                                          ------
   TOTAL MEDIA                                                             3,199
                                                                          ------

MULTILINE RETAIL - 2.04%
Dollar General Corporation                                        2,800       57
Federated Department Stores, Incorporated                           300       23
Kohl's Corporation +                                              4,900      276

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                   (dollars in
                                                                   thousands)
Nordstrom, Incorporated                                          2,800   $   104
Target Corporation                                               7,200       423
Wal-Mart Stores, Incorporated                                    8,400       414
                                                                         -------
   TOTAL MULTILINE RETAIL                                                  1,297
                                                                         -------

SPECIALTY RETAIL - 3.58%
Abercrombie and Fitch Company                                      300        22
Bed Bath & Beyond, Incorporated +                                2,000        92
Circuit City Stores, Incorporated                               33,760       616
Foot Locker, Incorporated                                        2,200        55
Home Depot, Incorporated                                        16,300       709
Lowe's Companies, Incorporated                                   6,700       443
The Men's Wearhouse, Incorporated +                              9,500       342
                                                                         -------
   TOTAL SPECIALTY RETAIL                                                  2,279
                                                                         -------

TEXTILES & APPAREL - 2.06%
Coach, Incorporated +                                           22,700       797
Jones Apparel Group, Incorporated                                2,700        82
Nike, Incorporated                                               5,200       436
                                                                         -------
   TOTAL TEXTILES & APPAREL                                                1,315
                                                                         -------
TOTAL CONSUMER DISCRETIONARY                                              10,614
                                                                         -------

CONSUMER STAPLES - 8.11%
BEVERAGES - 1.57%
Coca-Cola Company                                               16,000       700
Pepsico, Incorporated                                            5,500       300
                                                                         -------
   TOTAL BEVERAGES                                                         1,000
                                                                         -------

FOOD & DRUG RETAILING - 1.35%
7 Eleven, Incorporated +                                        14,800       501
Sysco Corporation                                                6,400       231
Walgreen Company                                                 1,300        62
Whole Foods Market, Incorporated                                   500        68
                                                                         -------
   TOTAL FOOD & DRUG RETAILING                                               862
                                                                         -------

FOOD PRODUCTS - 0.68%
Archer Daniels Midland Company                                   4,100        94
Hershey Foods Corporation                                        5,300       339
                                                                         -------
   TOTAL FOOD PRODUCTS                                                       433
                                                                         -------

HOUSEHOLD PRODUCTS - 1.55%
Procter & Gamble Company                                        17,700       985
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                  985
                                                                         -------

PERSONAL PRODUCTS - 0.78%
Gillette Company                                                 9,200       494
                                                                         -------
   TOTAL PERSONAL PRODUCTS                                                   494
                                                                         -------

TOBACCO - 2.18%
Altria Group, Incorporated                                      20,700     1,386
                                                                         -------
   TOTAL TOBACCO                                                           1,386
                                                                         -------
TOTAL CONSUMER STAPLES                                                     5,160
                                                                         -------

ENERGY - 2.78%
ENERGY EQUIPMENT & SERVICES - 0.62%
Baker Hughes, Incorporated                                       1,900       107
Cooper Cameron Corporation +                                       800        57
Halliburton Company                                                900        50
Pride International, Incorporated +                              3,800        99
Rowan Companies, Incorporated +                                  2,400        82
                                                                         -------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         395
                                                                         -------

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                 Shares    Value
                                                                 ------   ------
                                                                   (dollars in
                                                                    thousands)
OIL & GAS - 2.16%
Anadarko Petroleum Corporation                                      100   $    9
Burlington Resources, Incorporated                                9,500      609
EOG Resources, Incorporated                                       1,000       61
Occidental Petroleum Corporation                                  3,200      263
Sunoco, Incorporated                                              2,900      365
Unocal Corporation                                                1,100       71
                                                                          ------
   TOTAL OIL & GAS                                                         1,378
                                                                          ------
TOTAL ENERGY                                                               1,773
                                                                          ------

FINANCIALS - 8.10%
BANKS - 1.31%
Bank of America Corporation                                      13,400      584
North Fork Bancorporation, Incorporated                           2,000       55
U.S. Bancorp, Incorporated                                        6,400      192
                                                                          ------
   TOTAL BANKS                                                               831
                                                                          ------

DIVERSIFIED FINANCIALS - 2.89%
Ameritrade Holding Corporation +                                  4,700       92
Charles Schwab Corporation                                          500        7
CIT Group, Incorporated                                           1,700       75
Citigroup, Incorporated                                           5,800      252
Countrywide Financial Corporation                                 4,500      162
MBNA Corporation                                                 13,000      327
Moody's Corporation                                              13,500      639
Morgan Stanley & Company, Incorporated                              200       11
State Street Corporation                                          5,500      273
                                                                          ------
   TOTAL DIVERSIFIED FINANCIALS                                            1,838
                                                                          ------

INSURANCE - 3.58%
Alleghany Corporation +                                             206       63
Ambac Financial Group, Incorporated                               3,100      223
Assurant, Incorporated                                              700       26
Fremont General Corporation                                       2,200       54
Genworth Financial, Incorporated                                  1,600       50
Hartford Financial Services Group, Incorporated                   1,000       81
Loews Corporation                                                 7,700      644
MBIA, Incorporated                                               10,100      613
The Progressive Corporation                                       1,100      110
WellPoint, Incorporated +                                         5,900      417
                                                                          ------
   TOTAL INSURANCE                                                         2,281
                                                                          ------

REAL ESTATE - 0.32%
CarrAmerica Realty Corporation                                      800       31
Host Marriott Corporation                                         1,100       21
Kimco Realty Corporation                                            500       33
Mack-Cali Realty Corporation                                        300       14
ProLogis                                                          2,300      105
                                                                          ------
   TOTAL REAL ESTATE                                                         204
                                                                          ------
TOTAL FINANCIALS                                                           5,154
                                                                          ------

HEALTH CARE - 18.06%
BIOTECHNOLOGY - 4.64%
Amgen, Incorporated +                                            22,000    1,754
Genentech, Incorporated +                                         1,400      125
Genzyme Corporation +                                             5,200      387
Gilead Sciences, Incorporated +                                   5,000      224
Kos Pharmaceuticals, Incorporated +                               6,500      465
                                                                          ------
   TOTAL BIOTECHNOLOGY                                                     2,955
                                                                          ------

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                   (dollars in
                                                                   thousands)
HEALTH CARE EQUIPMENT & SUPPLIES - 2.84%
Bausch & Lomb, Incorporated                                      2,700   $   229
St. Jude Medical, Incorporated +                                 3,700       175
Biomet, Incorporated                                             3,500       133
Boston Scientific Corporation +                                  8,900       258
Guidant Corporation                                              4,800       330
Medtronic, Incorporated                                          4,600       248
Zimmer Holdings, Incorporated +                                  5,300       437
                                                                         -------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  1,810
                                                                         -------

HEALTH CARE PROVIDERS & SERVICES - 3.42%
Aetna, Incorporated +                                           10,300       797
AmerisourceBergen Corporation                                    8,600       617
Becton Dickinson and Company                                     4,400       244
HCA, Incorporated                                                4,500       222
UnitedHealth Group, Incorporated +                               5,700       298
                                                                         -------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  2,178
                                                                         -------

PHARMACEUTICALS - 7.16%
Allergan, Incorporated                                           2,300       206
Bristol-Myers Squibb Company                                    19,900       497
Forest Laboratories, Incorporated +                              4,200       168
Johnson & Johnson                                               40,800     2,609
Eli Lilly & Company                                              3,900       220
McKesson Corporation                                               200         9
OSI Pharmaceuticals, Incorporated +                              4,800       198
Sepracor, Incorporated +                                         5,300       277
Wyeth                                                            8,300       380
                                                                         -------
   TOTAL PHARMACEUTICALS                                                   4,564
                                                                         -------
TOTAL HEALTH CARE                                                         11,507
                                                                         -------

INDUSTRIALS - 13.95%
AEROSPACE & DEFENSE - 2.10%
Boeing Company                                                   5,800       383
Lockheed Martin Corporation                                     10,700       668
Northrop Grumman Corporation                                     2,300       128
United Technologies Corporation                                  3,200       162
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                               1,341
                                                                         -------

COMMERCIAL SERVICES & SUPPLIES - 1.99%
Automatic Data Processing, Incorporated                            800        36
Cendant Corporation                                             26,600       568
FedEx Corporation                                                3,000       252
Staples, Incorporated                                           13,000       296
United Parcel Service, Incorporated                              1,200        87
West Corporation +                                                 700        28
                                                                         -------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                    1,267
                                                                         -------

CONSTRUCTION & ENGINEERING - 0.13%
USG Corporation +                                                1,700        83
                                                                         -------
   TOTAL CONSTRUCTION & ENGINEERING                                           83
                                                                         -------

ELECTRICAL EQUIPMENT - 1.09%
Emerson Electric Company                                           900        59
Energizer Holdings, Incorporated +                               9,900       633
                                                                         -------
   TOTAL ELECTRICAL EQUIPMENT                                                692
                                                                         -------

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                 Shares    Value
                                                                 ------   ------
                                                                   (dollars in
                                                                    thousands)
INDUSTRIAL CONGLOMERATES - 6.36%
3M Company                                                        9,000   $  675
General Electric Company                                         86,800    2,994
Tyco International Limited                                       12,600      384
                                                                          ------
   TOTAL INDUSTRIAL CONGLOMERATES                                          4,053
                                                                          ------

MACHINERY - 1.13%
Caterpillar, Incorporated                                         1,600       86
Danaher Corporation                                                 900       50
Deere & Company                                                   2,800      206
Eaton Corporation                                                 5,800      379
                                                                          ------
   TOTAL MACHINERY                                                           721
                                                                          ------

TRANSPORTATION - 1.15%
Burlington Northern Santa Fe Corporation                          5,600      304
CSX Corporation                                                   9,400      428
                                                                          ------
   TOTAL TRANSPORTATION                                                      732
                                                                          ------
TOTAL INDUSTRIALS                                                          8,889
                                                                          ------
INFORMATION TECHNOLOGY - 22.99%
COMMUNICATIONS EQUIPMENT - 5.15%
Cisco Systems, Incorporated +                                    46,900      898
Comverse Technology, Incorporated +                              12,000      303
Corning, Incorporated +                                          21,900      417
Juniper Networks, Incorporated +                                 10,500      252
Motorola, Incorporated                                            8,000      169
Qualcomm, Incorporated                                           31,400    1,240
                                                                          ------
   TOTAL COMMUNICATIONS EQUIPMENT                                          3,279
                                                                          ------

COMPUTERS & PERIPHERALS - 3.39%
Dell, Incorporated +                                             28,000    1,133
EMC Corporation +                                                13,200      181
Hewlett Packard Company                                           2,400       59
International Business Machines Corporation                       5,500      459
Lexmark International, Incorporated +                             1,400       88
NCR Corporation +                                                 1,800       62
Western Digital Corporation +                                    11,800      177
                                                                          ------
   TOTAL COMPUTERS & PERIPHERALS                                           2,159
                                                                          ------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.89%
Agilent Technologies, Incorporated +                              1,600       42
Broadcom Corporation +                                              900       38
Ingram Micro, Incorporated +                                     26,400      492
Intersil Corporation                                                200        4
                                                                          ------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  576
                                                                          ------

INTERNET SOFTWARE & SERVICES - 1.63%
Electronic Arts, Incorporated +                                   1,500       86
Google, Incorporated +                                            2,800      806
McAfee, Incorporated +                                            1,500       47
Mercury Interactive Corporation +                                   300       12
Symantec Corporation +                                            3,900       86
                                                                          ------
   TOTAL INTERNET SOFTWARE & SERVICES                                      1,037
                                                                          ------

IT CONSULTING & SERVICES - 0.81%
Affiliated Computer Services, Incorporated +                      3,700      185
Cognizant Technology Solutions Corporation +                      1,100       54
Computer Sciences Corporation +                                   5,300      243
SunGard Data Systems, Incorporated +                                900       32
                                                                          ------
   TOTAL IT CONSULTING & SERVICES                                            514
                                                                          ------

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                   (dollars in
                                                                   thousands)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.12%
Advanced Micro Devices, Incorporated +                          21,200   $   426
Agere Systems, Incorporated +                                    5,900        66
Altera Corporation +                                             8,000       175
Analog Devices, Incorporated                                    13,800       541
Freescale Semiconductor, Incorporated, B Shares +               25,281       651
Intel Corporation                                               55,900     1,517
Linear Technology Corporation                                    3,100       120
Maxim Integrated Products, Incorporated                          3,100       130
Novellus Systems, Incorporated +                                 3,800       110
Xilinx, Incorporated                                             5,700       162
                                                                         -------
   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                3,898
                                                                         -------

SOFTWARE - 5.00%
Autodesk, Incorporated                                          18,600       636
Microsoft Corporation                                           73,500     1,882
Oracle Corporation +                                            43,800       595
Parametric Technology Corporation +                             10,800        75
                                                                         -------
   TOTAL SOFTWARE                                                          3,188
                                                                         -------
TOTAL INFORMATION TECHNOLOGY                                              14,651
                                                                         -------

MATERIALS - 2.01%
CHEMICALS - 1.72%
Monsanto Company                                                10,400       701
Praxair, Incorporated                                            3,900       193
Rohm and Haas Company                                            4,400       203
                                                                         -------
   TOTAL CHEMICALS                                                         1,097
                                                                         -------

METALS & MINING - 0.29%
Alcoa, Incorporated                                              1,900        53
United States Steel Corporation                                  3,100       131
                                                                         -------
   TOTAL METALS & MINING                                                     184
                                                                         -------
TOTAL MATERIALS                                                            1,281
                                                                         -------

TELECOMMUNICATION SERVICES - 0.56%
DIVERSIFIED TELECOMMUNICATION - 0.13%
Verizon Communications, Incorporated                             2,500        85
                                                                         -------
   TOTAL DIVERSIFIED TELECOMMUNICATION                                        85
                                                                         -------

WIRELESS TELECOMMUNICATION SERVICE - 0.43%
American Tower Corporation +                                     6,300       145
Nextel Communications, Incorporated +                            1,700        59
Sprint Corporation                                               2,600        70
                                                                         -------
   TOTAL WIRELESS TELECOMMUNICATION SERVICE                                  274
                                                                         -------
TOTAL TELECOMMUNICATION SERVICES                                             359
                                                                         -------

UTILITIES - 1.26%
ELECTRIC UTILITIES - 0.99%
The AES Corporation +                                            8,100       130
CMS Energy Corporation +                                         2,600        41
Constellation Energy Group, Incorporated                           700        42
Northeast Utilities                                                500        11
PG&E Corporation                                                10,400       391
Pinnacle West Capital Corporation                                  300        14
                                                                         -------
   TOTAL ELECTRIC UTILITIES                                                  629
                                                                         -------

WATER UTILITIES - 0.27%
Nalco Holding Company +                                          8,000       172
                                                                         -------
   TOTAL WATER UTILITIES                                                     172
                                                                         -------
TOTAL UTILITIES                                                              801
                                                                         -------
TOTAL COMMON STOCK                                                        60,189
                                                                         -------

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Par Amount    Value
                                                           ----------   -------
                                                                (dollars in
                                                                 thousands)
SHORT-TERM INVESTMENTS - 6.27%
U.S. TREASURY BILLS - 0.34%
2.93%, Due 9/8/2005 (Note A)                               $  215,000       214
                                                                        -------
TOTAL U.S. TREASURY BILLS                                                   214
                                                                        -------

                                                             Shares
                                                           ----------
OTHER SHORT-TERM INVESTMENTS - 5.93%
American Beacon Enhanced Cash Trust (Notes B and C)            32,021        32
American Beacon Money Market Select Fund (Notes B and C)    3,754,196     3,754
                                                                        -------
TOTAL OTHER SHORT-TERM INVESTMENTS                                        3,786
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS                                              4,000
                                                                        -------
TOTAL INVESTMENTS - 100.78% (COST $58,712) (NOTE D)                      64,199
                                                                        -------
LIABILITIES, NET OF OTHER ASSETS - (0.78%)                                 (496)
                                                                        -------
TOTAL NET ASSETS - 100%                                                 $63,703
                                                                        =======

FUTURES CONTRACTS

                                                          Unrealized
                        No. of    Expiration   Market    Appreciation/
       Issuer         Contracts      Date       Value   (Depreciation)
       ------         ---------   ----------   ------   --------------
Emini S&P 500 Index       54       Sept 2005    3,339          55
                                               ------         ---
                                               $3,339         $55
                                               ======         ===

(A)  At July 31, 2005, security held as collateral for open futures contracts.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $60,491 and the net unrealized appreciation of investments based on that cost is $3,708 which is comprised of $5,364 aggregate gross unrealized appreciation and $1,656 aggregate gross unrealized depreciation.

@ -  All or a portion of this security is on loan at July 31, 2005.

+ -  Non-income producing security.

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares     Value
                                                              -------   --------
                                                                 (dollars in
                                                                  thousands)
COMMON STOCK - 95.55%
CONSUMER DISCRETIONARY - 8.86%
HOTELS, RESTAURANTS & LEISURE - 1.28%
Carnival Corporation                                           50,000   $  2,620
McDonald's Corporation @                                       86,000      2,681
MGM MIRAGE +@                                                 185,800      8,445
Yum Brands, Incorporated                                       62,000      3,246
                                                                        --------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                    16,992
                                                                        --------

HOUSEHOLD DURABLES - 2.99%
Centex Corporation @                                          183,200     13,553
Fortune Brands, Incorporated                                   38,800      3,669
Koninklijke (Royal) Philips Electronics NV                    241,266      6,543
Matsushita Electric Industrial Company Limited, ADR           404,000      6,553
Newell Rubbermaid, Incorporated @                             159,600      3,969
Pulte Homes, Incorporated                                      56,200      5,262
                                                                        --------
   TOTAL HOUSEHOLD DURABLES                                               39,549
                                                                        --------

LEISURE EQUIPMENT & PRODUCTS - 0.84%
Eastman Kodak Company @                                       194,500      5,201
Mattel, Incorporated                                          319,700      5,962
                                                                        --------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                     11,163
                                                                        --------

MEDIA - 1.74%
Clear Channel Communications, Incorporated                    211,000      6,887
The Walt Disney Company Limited                               283,000      7,256
Interpublic Group Companies, Incorporated +                   260,400      3,255
Warner Music Group Corporation +@                             360,000      5,634
                                                                        --------
   TOTAL MEDIA                                                            23,032
                                                                        --------

MULTILINE RETAIL - 1.77%
Federated Department Stores, Incorporated                      90,200      6,843
May Department Stores Company                                 111,900      4,593
J.C. Penney Company, Incorporated                             148,000      8,309
Target Corporation                                             62,600      3,678
                                                                        --------
   TOTAL MULTILINE RETAIL                                                 23,423
                                                                        --------

TEXTILES & APPAREL - 0.24%
Liz Claiborne, Incorporated                                    76,000      3,162
                                                                        --------
   TOTAL TEXTILES & APPAREL                                                3,162
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                             117,321
                                                                        --------

CONSUMER STAPLES - 9.65%
FOOD & DRUG RETAILING - 0.83%
Albertson's, Incorporated @                                   157,500      3,356
Performance Food Group Company +@                             117,000      3,514
Safeway, Incorporated @                                       170,500      4,143
                                                                        --------
   TOTAL FOOD & DRUG RETAILING                                            11,013
                                                                        --------

FOOD PRODUCTS - 4.60%
Anheuser Busch Companies, Incorporated                         63,100      2,798
Archer-Daniels-Midland Company                                382,000      8,763
Conagra, Incorporated                                         284,200      6,454
Dean Foods Company +                                          159,400      5,691
Diageo plc, ADR @                                             135,000      7,515
General Mills, Incorporated                                    69,700      3,304
Kellogg Company                                               175,000      7,929
Kraft Foods, Incorporated @                                   217,700      6,651
Sara Lee Company                                              258,428      5,150
Unilever plc, ADR @                                           168,500      6,577
                                                                        --------
   TOTAL FOOD PRODUCTS                                                    60,832
                                                                        --------

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
HOUSEHOLD PRODUCTS - 0.58%
The Clorox Company                                            137,000   $  7,651
                                                                        --------
   TOTAL HOUSEHOLD PRODUCTS                                                7,651
                                                                        --------

TOBACCO - 3.64%
Altria Group, Incorporated @                                  372,200     24,923
Gallaher Group plc, ADR                                        82,600      4,712
Imperial Tobacco Group plc, ADR @                             195,000     10,148
UST, Incorporated                                             180,900      8,325
                                                                        --------
   TOTAL TOBACCO                                                          48,108
                                                                        --------
TOTAL CONSUMER STAPLES                                                   127,604
                                                                        --------

ENERGY - 9.75%
ENERGY EQUIPMENT & SERVICES - 0.99%
American Power Conversion Corporation @                       175,200      4,925
Weatherford International Limited +                           129,800      8,214
                                                                        --------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      13,139
                                                                        --------

OIL & GAS - 8.76%
Anadarko Petroleum Corporation                                 54,600      4,824
BP plc, ADR                                                   169,836     11,189
ChevronTexaco Corporation                                     284,462     16,502
ConocoPhillips                                                660,896     41,365
Devon Energy Corporation                                      161,900      9,081
Duke Energy Corporation @                                     338,000      9,985
Kerr-McGee Corporation @                                       42,889      3,440
Occidental Petroleum Corporation                              194,000     15,962
Petro-Canada                                                   49,300      3,541
                                                                        --------
   TOTAL OIL & GAS                                                       115,889
                                                                        --------
TOTAL ENERGY                                                             129,028
                                                                        --------

FINANCIALS - 27.58%
BANKS - 7.75%
Bank of America Corporation                                   584,742     25,495
Comerica, Incorporated                                         52,100      3,183
East West Bancorp, Incorporated                               160,000      5,520
KeyCorp Limited #                                             179,400      6,143
Mitsubishi Tokyo Financial Group, Incorporated, ADR @         921,000      7,644
PNC Financial Services Group, Incorporated                     19,900      1,091
TCF Financial Corporation @                                   159,000      4,368
U. S. Bancorp, Incorporated                                   197,560      5,939
UnionBanCal Corporation @                                      23,000      1,641
Wachovia Corporation                                          113,000      5,693
Washington Mutual, Incorporated @                             465,900     19,791
Wells Fargo & Company                                         262,100     16,077
                                                                        --------
   TOTAL BANKS                                                           102,585
                                                                        --------

DIVERSIFIED FINANCIALS - 9.75%
Bear Stearns Companies, Incorporated                           48,100      4,911
Charles Schwab Corporation                                    631,000      8,645
CIT Group, Incorporated @                                      76,300      3,368
Citigroup, Incorporated                                       494,238     21,499
Federal Home Loan Mortgage Corporation                        150,400      9,517
Federal National Mortgage Association                          77,600      4,335
Goldman Sachs Group, Incorporated                              43,200      4,643
ING Groep NV, ADR                                             280,000      8,467
MBNA Corporation                                              658,900     16,578
Merrill Lynch & Company, Incorporated                          90,200      5,302
JP Morgan Chase & Company                                     594,998     20,908

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
Morgan Stanley & Company, Incorporated                        106,800   $  5,666
Principal Financial Group, Incorporated @                     135,500      5,955
SLM Corporation                                               179,000      9,217
                                                                        --------
   TOTAL DIVERSIFIED FINANCIALS                                          129,011
                                                                        --------

INSURANCE - 9.40%
Ace Limited                                                   134,200      6,201
Allstate Corporation                                          213,128     13,056
American International Group, Incorporated                    176,400     10,619
AON Corporation                                               115,700      2,943
Assurant, Incorporated @                                       89,900      3,322
Chubb Corporation                                              96,000      8,527
Conseco, Incorporated +@                                      150,600      3,285
Hartford Financial Services Group, Incorporated                41,300      3,328
Loews Corporation                                              55,900      4,675
MetLife, Incorporated                                         428,400     21,052
MGIC Investments Corporation                                   72,300      4,958
Prudential Financial, Incorporated                            149,000      9,968
The St. Paul Travelers Companies, Incorporated                393,700     17,331
WellPoint, Incorporated +                                     152,300     10,774
XL Capital Limited                                             60,400      4,338
                                                                        --------
   TOTAL INSURANCE                                                       124,377
                                                                        --------

REAL ESTATE - 0.68%
Equity Office Properties Trust                                253,700      8,994
                                                                        --------
   TOTAL REAL ESTATE                                                       8,994
                                                                        --------
TOTAL FINANCIALS                                                         364,967
                                                                        --------

HEALTH CARE - 7.01%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.76%
C. R. Bard, Incorporated                                      130,000      8,683
Baxter International, Incorporated                            373,000     14,648
                                                                        --------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 23,331
                                                                        --------

HEALTH CARE PROVIDERS & SERVICES - 1.22%
Cigna Corporation                                              56,800      6,063
HCA, Incorporated @                                           121,700      5,994
Tenet Healthcare Corporation +@                               336,500      4,085
                                                                        --------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 16,142
                                                                        --------

PHARMACEUTICALS - 4.03%
Astrazeneca plc, ADR                                          194,000      8,815
Bristol-Myers Squibb Company                                  492,600     12,305
Merck & Company, Incorporated                                 242,500      7,532
Pfizer, Incorporated                                          511,400     13,552
Schering Plough Corporation                                   304,000      6,329
Wyeth                                                         106,000      4,850
                                                                        --------
   TOTAL PHARMACEUTICALS                                                  53,383
                                                                        --------
TOTAL HEALTH CARE                                                         92,856
                                                                        --------

INDUSTRIALS - 11.07%
AEROSPACE & DEFENSE - 4.14%
Boeing Company                                                236,500     15,611
Honeywell International, Incorporated                         121,100      4,757
L3 Communications Holding Corporation                         111,000      8,684
Lockheed Martin Corporation                                   133,600      8,337
Raytheon Company                                              196,700      7,736
Textron, Incorporated                                          74,200      5,503
United Technologies Corporation                                82,900      4,203
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                              54,831
                                                                        --------

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
COMMERCIAL SERVICES & SUPPLIES - 1.36%
Cendant Corporation                                           568,600   $ 12,145
PHH Corporation +@                                              8,300        235
Waste Management, Incorporated                                201,765      5,674
                                                                        --------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                   18,054
                                                                        --------
ELECTRICAL EQUIPMENT - 1.03%
Emerson Electrical Company                                    137,300      9,034
Molex, Incorporated                                           177,500      4,567
                                                                        --------
   TOTAL ELECTRICAL EQUIPMENT                                             13,601
                                                                        --------
INDUSTRIAL CONGLOMERATES - 2.05%
General Electric Company                                      139,400      4,809
Tyco International Limited                                    730,400     22,255
                                                                        --------
   TOTAL INDUSTRIAL CONGLOMERATES                                         27,064
                                                                        --------
MACHINERY - 1.29%
Caterpillar, Incorporated                                      97,600      5,262
Deere & Company                                                92,000      6,765
ITT Industries, Incorporated                                   47,900      5,097
                                                                        --------
   TOTAL MACHINERY                                                        17,124
                                                                        --------
TRANSPORTATION - 1.20%
Burlington Northern Santa Fe Corporation                      109,000      5,913
CSX Corporation @                                             219,000      9,973
                                                                        --------
   TOTAL TRANSPORTATION                                                   15,886
                                                                        --------
TOTAL INDUSTRIALS                                                        146,560
                                                                        --------
INFORMATION TECHNOLOGY - 8.10%
COMPUTERS & PERIPHERALS - 3.51%
Apple Computer, Incorporated +                                233,000      9,937
Hewlett Packard Company                                       555,900     13,686
International Business Machines Corporation                   195,800     16,342
NCR Corporation +                                             185,000      6,421
                                                                        --------
   TOTAL COMPUTERS & PERIPHERALS                                          46,386
                                                                        --------
IT CONSULTING & SERVICES - 1.54%
Computer Sciences Corporation +                                74,800      3,424
Electronic Data Systems Corporation @                         826,500     17,001
                                                                        --------
   TOTAL IT CONSULTING & SERVICES                                         20,425
                                                                        --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.16%
Freescale Semiconductor, Incorporated +@                      316,200      8,069
Texas Instruments, Incorporated                               230,000      7,305
                                                                        --------
   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               15,374
                                                                        --------
SOFTWARE - 1.89%
Autodesk, Incorporated                                        230,000      7,864
Computer Associates International, Incorporated @             626,860     17,207
                                                                        --------
   TOTAL SOFTWARE                                                         25,071
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             107,256
                                                                        --------
MATERIALS - 5.00%
CHEMICALS - 2.50%
Air Products & Chemicals, Incorporated                        174,600     10,434
E. I. du Pont de Nemours & Company                             52,500      2,241
Hercules, Incorporated +                                      131,200      1,837
Imperial Chemical Industries plc, ADR                         153,400      2,859

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Shares       Value
                                                          ---------   ----------
                                                               (dollars in
                                                               thousands)
Lyondell Chemical Company                                   256,200   $    7,158
The Mosaic Company +@                                       299,200        5,206
PPG Industries, Incorporated                                 51,500        3,349
                                                                      ----------
   TOTAL CHEMICALS                                                        33,084
                                                                      ----------

METALS & MINING - 0.98%
Alcan, Incorporated                                         101,700        3,435
Alcoa, Incorporated @                                       337,568        9,469
                                                                      ----------
   TOTAL METALS & MINING                                                  12,904
                                                                      ----------

PAPER & FOREST PRODUCTS - 1.52%
International Paper Company                                  78,100        2,468
Sappi Limited, ADR @                                        335,300        3,538
UPM Kymmene Corporation, ADR @                               96,500        1,872
Weyerhaeuser Company @                                      178,100       12,285
                                                                      ----------
   TOTAL PAPER & FOREST PRODUCTS                                          20,163
                                                                      ----------
TOTAL MATERIALS                                                           66,151
                                                                      ----------

TELECOMMUNICATION SERVICES - 4.07%
DIVERSIFIED TELECOMMUNICATION - 2.30%
Alltel Corporation @                                         26,000        1,729
AT&T Corporation                                            385,000        7,623
BellSouth Corporation                                        89,900        2,481
Liberty Global, Incorporated +                              153,000        7,258
SBC Communications, Incorporated                            168,500        4,120
Verizon Communications, Incorporated                        210,246        7,197
                                                                      ----------
   TOTAL DIVERSIFIED TELECOMMUNICATION                                    30,408
                                                                      ----------

WIRELESS TELECOMMUNICATION - 1.77%
Lucent Technologies, Incorporated +@                      2,071,000        6,068
Nokia Corporation, ADR @                                    619,800        9,886
Vodafone Group plc, ADR @                                   289,000        7,465
                                                                      ----------
   TOTAL WIRELESS TELECOMMUNICATION                                       23,419
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                          53,827
                                                                      ----------

UTILITIES - 4.46%
American Electric Power Company, Incorporated @             298,600       11,556
CenterPoint Energy, Incorporated @                          245,900        3,379
DTE Energy Company                                           47,900        2,251
Entergy Corporation                                         152,700       11,901
Exelon Corporation                                          125,000        6,690
FirstEnergy Corporation                                     129,800        6,461
Florida Power and Light Group, Incorporated @               229,000        9,874
Public Service Enterprise Group, Incorporated                55,800        3,588
Reliant Resources, Incorporated +                            41,147          546
Teco Energy, Incorporated @                                 143,400        2,719
                                                                      ----------
TOTAL UTILITIES                                                           58,965
                                                                      ----------
TOTAL COMMON STOCK                                                     1,264,535
                                                                      ----------

SHORT-TERM INVESTMENTS - 12.10%                                Par
U. S. TREASURY BILLS - 0.54%                                 Amount
                                                             ------
   2.93%, Due 9/8/2005 (Note A)                              $7,195        7,173
                                                                      ----------
   TOTAL U. S. TREASURY BILLS                                              7,173
                                                                      ----------

                                                           Shares
                                                         ----------
OTHER SHORT-TERM INVESTMENTS - 11.56%
American Beacon Enhanced Cash Trust
   (Notes B and C)                                       93,073,208       93,073

American Beacon Money Market Select Fund
   (Notes B and C)                                       60,008,453       60,009
                                                                      ----------
   TOTAL OTHER SHORT-TERM INVESTMENTS                                    153,082
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS                                             160,255
                                                                      ----------

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares      Value
                                                             ------   ----------
                                                                (dollars in
                                                                thousands)
TOTAL INVESTMENTS - 107.65% (COST $1,177,773) (NOTE D)                $1,424,790
                                                                      ----------
LIABILITIES, NET OF OTHER ASSETS - (7.65%)                              (101,232)
                                                                      ----------
TOTAL NET ASSETS - 100%                                               $1,323,558
                                                                      ==========
FUTURES CONTRACTS

                                                           Unrealized
                        No. of    Expiration   -Market   Appreciation/
Issuer                Contracts      Date       Value    (Depreciation)
------                ---------   ----------   -------   --------------
Emini S&P 500 Index      560       Sept 2005    34,630          63
                                               -------         ---
                                               $34,630         $63
                                               =======         ===

(A)  At July 31, 2005, security held as collateral for open futures contracts.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $1,190,164 and the net unrealized appreciation of investments based on that cost is $234,626 which is comprised of $253,887 aggregate gross unrealized appreciation and $19,261 aggregate gross unrealized depreciation.

@    - All or a portion of this security is on loan at July 31, 2005.

+    - Non-income producing security.

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                  (dollars in
                                                                   thousands)
COMMON STOCK - 65.40%
CONSUMER DISCRETIONARY - 16.85%
AUTO COMPONENTS - 5.30%
Advance Auto Parts, Incorporated +                              10,200   $   703
Genuine Parts Company                                           15,000       687
Goodrich Corporation                                            25,700     1,137
Johnson Controls, Incorporated                                  20,000     1,149
Lear Corporation                                                40,275     1,723
                                                                         -------
   TOTAL AUTO COMPONENTS                                                   5,399
                                                                         -------

AUTOMOBILES - 0.58%
Winnebago Industries, Incorporated                              15,200       587
                                                                         -------
   TOTAL AUTOMOBILES                                                         587
                                                                         -------

HOTELS RESTAURANTS & LEISURE - 2.71%
GTECH Holdings Corporation                                      29,900       896
Hasbro, Incorporated                                            20,550       451
Mattel, Incorporated                                            26,900       502
Royal Caribbean Cruises, Limited @                              20,100       913
                                                                         -------
   TOTAL HOTELS RESTAURANTS & LEISURE                                      2,762
                                                                         -------

HOUSEHOLD DURABLES - 2.36%
Stanley Works                                                   22,000     1,076
Whirlpool Corporation                                           16,575     1,326
                                                                         -------
   TOTAL HOUSEHOLD DURABLES                                                2,402
                                                                         -------

LEISURE EQUIPMENT & PRODUCTS - 0.48%
Brunswick Corporation                                           10,600       494
                                                                         -------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                        494
                                                                         -------

MEDIA - 0.48%
Dex Media, Incorporated                                         19,350       487
                                                                         -------
   TOTAL MEDIA                                                               487
                                                                         -------

MULTILINE RETAIL - 1.59%
Dollar General Corporation                                      46,900       953
Family Dollar Stores, Incorporated                              26,000       671
                                                                         -------
   TOTAL MULTILINE RETAIL                                                  1,624
                                                                         -------

SPECIALTY RETAIL - 3.35%
AutoZone, Incorporated +                                         3,025       295
RadioShack Corporation                                          28,925       679
Rent-A-Center, Incorporated +                                   52,950     1,117
The TJX Companies, Incorporated                                 56,425     1,326
                                                                         -------
   TOTAL SPECIALTY RETAIL                                                  3,417
                                                                         -------
TOTAL CONSUMER DISCRETIONARY                                              17,172
                                                                         -------

CONSUMER STAPLES - 3.57%
FOOD PRODUCTS - 1.73%
Dean Foods Company +                                            19,100       682
Del Monte Foods Company +@                                      96,275     1,082
                                                                         -------
   TOTAL FOOD PRODUCTS                                                     1,764
                                                                         -------

PERSONAL PRODUCTS - 0.65%
NBTY, Incorporated +                                            27,175       658
                                                                         -------
   TOTAL PERSONAL PRODUCTS                                                   658
                                                                         -------

TOBACCO - 1.19%
Universal Corporation                                            5,525       263
UST, Incorporated                                               20,700       953
                                                                         -------
   TOTAL TOBACCO                                                           1,216
                                                                         -------
TOTAL CONSUMER STAPLES                                                     3,638
                                                                         -------

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                  (dollars in
                                                                   thousands)
ENERGY - 1.49%
Marathon Oil Corporation                                        26,000   $ 1,517
TOTAL ENERGY                                                               1,517
                                                                         -------

FINANCIALS - 19.46%
BANKS - 3.44%
Comerica, Incorporated                                          10,625       649
Peoples Bank                                                    35,150     1,101
South Financial Group, Incorporated                             34,000       985
TCF Financial Corporation                                       27,900       766
                                                                         -------
   TOTAL BANKS                                                             3,501
                                                                         -------

DIVERSIFIED FINANCIALS - 0.94%
CIT Group, Incorporated                                          7,025       310
Janus Capital Group, Incorporated                               42,950       645
                                                                         -------
   TOTAL DIVERSIFIED FINANCIALS                                              955
                                                                         -------

INSURANCE - 13.26%
AON Corporation                                                 39,650     1,008
Axis Capital Holdings Limited                                   11,600       334
Delphi Financial Group, Incorporated                             5,875       285
First American Corporation                                      23,775     1,045
IPC Holdings Limited                                            17,175       695
Loews Corporation                                               52,375     2,039
Old Republic International Corporation                          25,775       677
Protective Life Corporation                                     15,400       671
Radian Group, Incorporated                                      20,100     1,037
RenaissanceRe Holdings Limited                                  15,050       676
Torchmark, Incorporated                                         25,450     1,330
Wellchoice, Incorporated +                                      18,800     1,241
Willis Group Holdings Limited @                                 26,500       879
XL Capital Limited                                              22,225     1,596
                                                                         -------
   TOTAL INSURANCE                                                        13,513
                                                                         -------

REAL ESTATE - 1.82%
American Financial Realty Trust                                 67,200       967
Equity Office Properties Trust                                  24,900       883
                                                                         -------
   TOTAL REAL ESTATE                                                       1,850
                                                                         -------
TOTAL FINANCIALS                                                          19,819
                                                                         -------

HEALTH CARE - 5.18%
HEALTH CARE PROVIDERS & SERVICES - 4.49%
AmerisourceBergen Corporation                                   18,950     1,360
Cigna Corporation                                                6,400       683
Health Net, Incorporated +                                      17,300       671
HealthSouth Corporation +                                       40,500       217
Triad Hospitals, Incorporated +                                 19,400       964
Universal Health Services, Incorporated                         13,000       677
                                                                         -------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  4,572
                                                                         -------

PHARMACEUTICALS - 0.69%
McKesson Corporation                                            11,275       507
Valeant Pharmaceuticals International @                          9,800       193
                                                                         -------
   TOTAL PHARMACEUTICALS                                                     700
                                                                         -------
TOTAL HEALTH CARE                                                          5,272
                                                                         -------

INDUSTRIALS - 10.90%
AEROSPACE & DEFENSE - 0.25%
Precision Castparts Corporation                                  2,875       259
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 259
                                                                         -------

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                Shares    Value
                                                                ------   -------
                                                                   (dollars in
                                                                   thousands)
BUILDING PRODUCTS - 0.27%
York International Corporation                                   6,375   $   272
                                                                         -------
   TOTAL BUILDING PRODUCTS                                                   272
                                                                         -------

COMMERCIAL SERVICES & SUPPLIES - 4.33%
Hillenbrand Industries, Incorporated                            13,400       689
MoneyGram International, Incorporated                           47,250       994
United Stationers, Incorporated +                               12,700       658
Valassis Communications, Incorporated +                         25,250       999
Weight Watchers International, Incorporated +                   18,800     1,068
                                                                         -------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                    4,408
                                                                         -------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.92%
American Power Conversion Corporation                           44,300     1,245
Tech Data Corporation +                                         18,200       706
                                                                         -------
   ELECTRONIC EQUIPMENT & INSTRUMENTS                                      1,951
                                                                         -------

INDUSTRIAL CONGLOMERATES - 1.05%
Reynolds American, Incorporated                                 12,900     1,075
                                                                         -------
   TOTAL INDUSTRIAL CONGLOMERATES                                          1,075
                                                                         -------

MACHINERY - 2.09%
ITT Industries, Incorporated                                     6,300       670
Kennametal, Incorporated                                        23,600     1,122
Trinity Industries, Incorporated                                 8,825       327
                                                                         -------
   TOTAL MACHINERY                                                         2,119
                                                                         -------

TRANSPORTATION - 0.99%
Ryder Systems, Incorporated                                     25,900     1,010
                                                                         -------
   TOTAL TRANSPORTATION                                                    1,010
                                                                         -------
TOTAL INDUSTRIALS                                                         11,094
                                                                         -------

INFORMATION TECHNOLOGY - 1.15%
Computer Sciences Corporation +                                 25,650     1,174
                                                                         -------
TOTAL INFORMATION TECHNOLOGY                                               1,174
                                                                         -------

MATERIALS - 1.23%
Ashland, Incorporated                                            9,475       582
FMC Corporation +                                               11,050       668
                                                                         -------
TOTAL MATERIALS                                                            1,250
                                                                         -------

UTILITIES - 5.57%
ELECTRIC UTILITIES - 4.58%
CenterPoint Energy, Incorporated @                              33,600       462
Entergy Corporation                                             11,600       904
FirstEnergy Corporation                                         16,800       836
Pinnacle West Capital Corporation                               22,800     1,044
Wisconsin Energy Corporation                                    16,875       678
Xcel Energy, Incorporated @                                     38,000       738
                                                                         -------
   TOTAL ELECTRIC UTILITIES                                                4,662
                                                                         -------

GAS UTILITIES - 0.99%
Sempra Energy                                                   23,675     1,006
                                                                         -------
   TOTAL GAS UTILITIES                                                     1,006
                                                                         -------
TOTAL UTILITIES                                                            5,668
                                                                         -------
TOTAL COMMON STOCK                                                        66,604
                                                                         -------

                                                                  Par
                                                                Amount
                                                                ------
SHORT-TERM INVESTMENTS - 7.68%
U.S. TREASURY BILLS - 2.50%
   3.03%, Due 9/8/2005 (Note A)                                 $2,560
                                                                           2,552
                                                                         -------
   TOTAL U.S. TREASURY BILLS                                               2,552
                                                                         -------

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
OTHER SHORT-TERM INVESTMENTS - 5.18%
American Beacon Enhanced Cash Trust (Notes B and C)         3,947,537   $  3,948
American Beacon Money Market Select Fund (Notes B and C)    1,321,196      1,321
                                                                        --------
   TOTAL OTHER SHORT-TERM INVESTMENTS                                      5,269
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS                                               7,821
                                                                        --------
TOTAL INVESTMENTS - 73.08% (COST $72,100) (NOTE D)                        74,425
                                                                        --------
OTHER ASSETS, NET OF LIABILITIES - 26.95%                                 27,456
                                                                        --------
TOTAL NET ASSETS - 100%                                                 $101,881
                                                                        ========

FUTURES CONTRACTS

                                                                     Unrealized
                               No. of    Expiration     Market      Appreciation/
          Issuer             Contracts      Date         Value     (Depreciation)
          ------             ---------   ----------   ----------   --------------
Emini S&P MidCap 400 Index       35       Sept 2005      2,529            43
                                                        ------           ---
                                                        $2,529           $43
                                                        ======           ===

(A)  At July 31, 2005, security held as collateral for open futures contracts.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $72,958 and the net unrealized appreciation of investments based on that cost is $1,467 which is comprised of $2,819 aggregate gross unrealized appreciation and $1,352 aggregate gross unrealized depreciation.

@    - All or a portion of this security is on loan at July 31, 2005.

+    - Non-income producing security.

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
U.S. AGENCY OBLIGATIONS - 2.80%
Federal National Mortgage Association, 3.625%, Due
   9/15/2008 @                                                $2,500     $ 2,452
                                                                         -------
   TOTAL U.S. AGENCY OBLIGATIONS                                           2,452
                                                                         -------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.10%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.25%
Pool #E00228, 6.50%, Due 7/1/2008                                209         215
                                                                         -------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           215
                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.85%
Pool #050952, 6.50%, Due 12/1/2008                               258         266
Pool #252448, 5.50%, Due 4/1/2009                                241         247
Pool #313430, 6.50%, Due 3/1/2012                                273         284
Pool #313522, 7.00%, Due 5/1/2012                                510         534
Pool #323223, 6.50%, Due 7/1/2013                                222         231
Pool #323980, 6.00%, Due 4/1/2014                                484         500
Pool #545038, 6.00%, Due 9/1/2014                                424         438
                                                                         -------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          2,500
                                                                         -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.00%
Pool #780286, 7.00%, Due 6/15/2008                               251         258
Pool #351992, 6.00%, Due 12/15/2008                              603         618
                                                                         -------
      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                         876
                                                                         -------
   TOTAL U.S. AGENCY  MORTGAGE-BACKED OBLIGATIONS                          3,591
                                                                         -------

CORPORATE OBLIGATIONS - 67.38%
FINANCE - 47.89%
American Honda Finance Corporation, 2.875%, Due 4/3/2006,
   144A (Note A)                                               1,150       1,140
Bank One Corporation, 6.00%, Due 8/1/2008                      2,000       2,080
The Bear Stearns Companies, Incorporated, 2.875%,
   Due 7/2/2008                                                2,000       1,907
Boeing Capital Corporation, 5.65%, Due 5/15/2006 @               626         634
Capital One Bank,
   6.875%, Due 2/1/2006                                          200         203
   6.70%, Due 5/15/2008                                        1,100       1,158
Caterpillar Financial Services,
   2.35%, Due 9/15/2006 @                                      1,500       1,468
   4.15%, Due 1/15/2010                                        1,000         982
Comerica Bank, 6.00%, Due 10/1/2008                            2,200       2,280
Countrywide Home Loans, Incorporated 3.25%, Due 5/21/2008      2,000       1,927
Credit Suisse First Boston, Incorporated, 5.875%,
   Due 8/1/2006                                                2,000       2,033
FleetBoston Financial Corporation, 3.85%, Due 2/15/2008        2,500       2,456
General Electric Capital Corporation, 4.125%,
   Due 3/4/2008                                                3,000       2,977
John Hancock Global Funding, 5.625%, Due 6/27/2006             1,000       1,011
Household Finance Corporation, 5.75%, Due 1/30/2007            2,250       2,295
International Lease Finance Corporation, 2.95%,
   Due 5/23/2006                                               2,000       1,980
MetLife Global Funding I, 3.375%, Due 10/5/2007,
   144A (Note A)                                               3,000       2,929
Monumental Global Funding, 5.20%, Due 1/30/2007,
   144A (Note A)                                               1,200       1,215
Morgan Stanley Group, Incorporated, 6.10%, Due 4/15/2006       1,000       1,013
Prudential Insurance Company of America, 6.375%,
   Due 7/23/2006, 144A (Note A)                                3,000       3,055
Simon Property Group LP, 6.375%, Due 11/15/2007                2,000       2,070
Synovus Financial Corporation, 7.25%, Due 12/15/2005           2,500       2,527
Wachovia Corporation, 6.40%, Due 4/1/2008                      2,500       2,612
                                                                         -------
   TOTAL FINANCE                                                          41,952
                                                                         -------

INDUSTRIALS - 19.49%
AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006      1,400       1,425
Cendant Corporation, 6.875%, Due 8/15/2006                     2,140       2,192
Comcast Cable Communications, 6.20%, Due 11/15/2008            2,000       2,092
Conagra Foods, Incorporated, 9.875%, Due 11/15/2005            1,000       1,015
DaimlerChrysler North America, 4.75%, Due 1/15/2008            1,500       1,497
John Deere Capital Corporation, 3.375%, Due 10/1/2007          2,000       1,955

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                 (dollars in
                                                                 thousands)
Northrop Grumman Corporation, 7.00%, Due 3/1/2006             $2,000     $ 2,030
Sprint Capital Corporation, 6.00%, Due 1/15/2007               1,800       1,834
Unilever Capital Corporation, 6.875%, Due 11/1/2005            1,000       1,007
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006          2,000       2,028
                                                                         -------
      TOTAL INDUSTRIALS                                                   17,075
                                                                         -------
   TOTAL CORPORATE OBLIGATIONS                                            59,027
                                                                         -------

ASSET-BACKED SECURITIES - 22.63%
Banc of America Securities Auto Trust 2005-WF1 A4, 4.08%,
   Due 4/18/2010                                               3,000       2,968
Chase Manhattan Auto Owner Trust 2004-A A4, 2.83%,
   Due 9/15/2010                                               2,000       1,940
Citibank Credit Card Issuance Trust 2004-A4 A4, 3.20%,
   Due 8/24/2009                                               3,000       2,931
DaimlerChrysler Auto Trust 2004-C A4, 3.28%,
   Due 12/8/2009                                               3,000       2,925
Household Automotive Trust 2004-1 A3, 3.30%,
   Due 5/18/2009                                               1,600       1,583
HSBC Automotive Trust 2005-1 A4, 4.35%, Due 6/18/2012          2,000       1,982
Nissan Auto Receivables Owner Trust 2004-A A3, 2.01%,
   Due 11/15/2007                                              1,000         986
USAA Auto Owner Trust 2004-1 A3, 2.06%, Due 4/15/2008          2,000       1,975
Wells Fargo Financial Auto Owner Trust 2004-A A4, 2.67%,
   Due 8/16/2010                                               2,600       2,536
                                                                         -------
   TOTAL ASSET-BACKED SECURITIES                                          19,826
                                                                         -------

                                                              Shares
                                                            ---------
SHORT-TERM INVESTMENTS - 6.03%
   American Beacon Enhanced Cash Trust (Notes B and C)      2,641,964      2,642
   American Beacon Money Market Select Fund
      (Notes B and C)                                       2,643,435      2,643
                                                                        --------
      TOTAL SHORT-TERM INVESTMENTS                                         5,285
                                                                        --------
TOTAL INVESTMENTS - 102.94% (COST $93,189) (NOTE D)                       90,181
                                                                        --------
LIABILITIES, NET OF OTHER ASSETS - 2.94%                                  (2,579)
                                                                        --------
TOTAL NET ASSETS - 100%                                                 $ 87,602
                                                                        ========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,339 or 9.52% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $93,194 and the net unrealized depreciation of investments based on that cost is $3,013 which is comprised of $20 aggregate gross unrealized appreciation and $3,033 aggregate gross unrealized depreciation.

@    - All or a portion of this security is on loan at July 31, 2005.

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
COMMON STOCK - 91.44%
CONSUMER DISCRETIONARY - 19.26%
AUTO COMPONENTS - 3.69%
American Axle & Manufacturing Holdings, Incorporated @        359,400   $  9,901
Arvinmeritor, Incorporated                                    464,500      8,858
Bandag, Incorporated @                                         59,300      2,736
Bandag, Incorporated, A Shares                                  3,600        144
Borg-Warner Automotive, Incorporated                          241,300     14,036
Cooper Tire & Rubber Company                                  275,900      5,551
Dana Corporation                                            1,036,700     16,287
Group 1 Automotive, Incorporated +@                           279,300      8,111
Hayes Lemmerz International, Incorporated +@                  279,200      2,189
Keystone Automotive Industries, Incorporated +@                36,800        971
Lear Corporation                                              678,200     29,007
Sonic Automotive, Incorporated @                              210,500      4,905
Superior Industries International, Incorporated @             271,400      6,334
TRW Automotive Holdings Corporation +                          88,400      2,354
Westinghouse Air Brake Technologies Corporation               101,900      2,489
                                                                        --------
   TOTAL AUTO COMPONENTS                                                 113,873
                                                                        --------
AUTOMOBILES - 0.17%

Winnebago Industries, Incorporated @                          133,800      5,163
                                                                        --------
   TOTAL AUTOMOBILES                                                       5,163
                                                                        --------

DISTRIBUTORS - 0.02%
Spectrum Brands, Incorporated +                                23,300        722
                                                                        --------
   TOTAL DISTRIBUTORS                                                        722
                                                                        --------

HOTELS RESTAURANTS & LEISURE - 2.14%
Aztar Corporation +@                                          238,300      7,931
Blockbuster, Incorporated @                                   231,900      2,011
Bob Evans Farms, Incorporated @                                86,986      2,206
CEC Entertainment, Incorporated +                             203,000      7,777
Intrawest Corporation                                         308,100      7,555
Jack in the Box, Incorporated +@                              121,400      4,619
Jameson Inns, Incorporated                                    787,100      1,865
Kerzner International Limited +@                              182,700     10,916
Landry's Restaurants, Incorporated @                          103,300      3,218
Lodgian, Incorporated +                                       357,700      3,709
Magna Entertainment Corporation +@                            513,500      3,538
Papa John's International, Incorporated +@                     41,600      1,793
Ruby Tuesday, Incorporated @                                   45,900      1,148
Ryans Restaurant Group, Incorporated +                         35,150        458
Steiner Leisure Limited +                                     152,700      5,277
Sunterra Corporation +@                                       149,800      2,109
                                                                        --------
   TOTAL HOTELS RESTAURANTS & LEISURE                                     66,130
                                                                        --------

HOUSEHOLD DURABLES - 4.45%
American Greetings Corporation @                              548,100     13,944
Beazer Homes USA, Incorporated @                              198,100     12,964
Champion Enterprises, Incorporated +                           45,100        544
Ethan Allen Interiors, Incorporated                           230,900      7,620
Fleetwood Enterprises, Incorporated +@                        178,000      2,020
Furniture Brands International, Incorporated @                601,000     11,515
Helen of Troy Limited +@                                      283,400      6,643
HNI Corporation                                                30,700      1,785
La-Z-Boy, Incorporated @                                      491,500      6,571
William Lyon Homes +@                                          49,900      6,257
M.D.C. Holdings, Incorporated                                 144,073     12,307
Matthews International Corporation                             56,000      2,184
Standard Pacific Corporation                                  158,200     15,091
Stanley Furniture Company, Incorporated                        64,200      1,841

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
The Toro Company @                                             86,000   $  3,461
Tupperware Corporation @                                      395,200      8,430
WCI Communities, Incorporated +@                              566,700     19,245
The Yankee Candle Company, Incorporated @                     169,000      5,121
                                                                        --------
  TOTAL HOUSEHOLD DURABLES                                               137,543
                                                                        --------

INTERNET & CATALOG RETAIL - 0.25%
School Specialty, Incorporated +@                             166,918      7,833
                                                                        --------
  TOTAL INTERNET & CATALOG RETAIL                                          7,833
                                                                        --------

LEISURE EQUIPMENT & PRODUCTS - 0.34%
Brunswick Corporation                                         147,800      6,882
Callaway Golf Company @                                       209,500      3,140
Hasbro, Incorporated                                           20,200        443
                                                                        --------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                      10,465
                                                                        --------

MEDIA - 1.11%
Citadel Broadcasting Corporation +@                            62,200        764
Courier Corporation @                                          69,899      2,836
R.H. Donnelley Corporation +                                   45,000      2,948
Dow Jones & Company, Incorporated @                            49,300      1,850
Entercom Communications Corporation +                          51,300      1,627
Gemstar TV-Guide International, Incorporated +              1,384,300      4,264
Gray Television, Incorporated                                 350,200      4,500
Hearst Argyle Television, Incorporated @                       67,400      1,690
Journal Communications, Incorporated @                         54,700        875
Journal Register Company @                                    274,150      5,105
The Reader's Digest Association, Incorporated                 262,700      4,266
Source Interlink Companies, Incorporated +@                   281,300      3,499
                                                                        --------
  TOTAL MEDIA                                                             34,224
                                                                        --------

MULTILINE RETAIL - 0.63%
BJ's Wholesale Club, Incorporated +                           245,500      7,829
Burlington Coat Factory Warehouse Corporation                 195,200      8,009
Dillard's, Incorporated                                       126,400      2,890
ShopKo Stores, Incorporated +                                  32,800        835
                                                                        --------
  TOTAL MULTILINE RETAIL                                                  19,563
                                                                        --------

SPECIALTY RETAIL - 5.14%
AnnTaylor Stores Corporation +                                 43,200      1,113
Jos. A. Bank Clothiers, Incorporated +                        100,600      4,597
Barnes & Noble, Incorporated +                                211,100      8,659
Big 5 Sporting Goods Corporation @                            158,000      4,369
Borders Group, Incorporated                                   483,700     12,001
Brookstone, Incorporated +@                                   222,450      4,391
Buckle, Incorporated                                           16,200        700
Charming Shoppes, Incorporated +@                             655,685      7,691
Claire's Stores, Incorporated                                 637,400     16,196
Cost Plus, Incorporated +@                                    134,700      3,035
CSK Auto Corporation +                                        111,900      2,094
GameStop Corporation +                                         68,900      2,205
Genesco, Incorporated +@                                       16,700        622
Global Imaging Systems, Incorporated +                         88,500      3,067
Handleman Company @                                            26,900        477
Linens 'n Things, Incorporated +                              277,400      7,282
The Men's Wearhouse, Incorporated +                           664,600     23,899
OfficeMax, Incorporated                                        67,800      2,014
Pep Boys, Incorporated @                                      170,500      2,317
Regis Corporation @                                           271,400     11,334
Rent-A-Center, Incorporated +                                 242,750      5,120
Stage Stores, Incorporated +@                                 121,187      5,353

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
Too, Inc. +@                                                  138,700   $  3,577
United Auto Group, Incorporated                                29,900      1,057
United Rentals, Incorporated +@                               375,500      6,984
Wabash National Corporation                                   222,900      4,795
Zale Corporation +                                            408,300     13,882
                                                                        --------
   TOTAL SPECIALTY RETAIL                                                158,831
                                                                        --------

TEXTILES & APPAREL - 1.32%
Brown Shoe Company, Incorporated                                4,300        170
The Finish Line, Incorporated                                 221,600      4,009
Tommy Hilfiger Corporation +@                                 224,700      2,993
Kellwood Company @                                            198,800      4,833
K-Swiss, Incorporated                                          72,300      2,442
Steven Madden Limited +@                                       93,100      2,081
Reebok International Limited                                   95,900      4,056
Russell Corporation @                                         130,400      2,467
The Timberland Company +@                                     173,800      5,801
The Warnaco Group, Incorporated +@                            491,100     11,958
                                                                        --------
   TOTAL TEXTILES & APPAREL                                               40,810
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                             595,157
                                                                        --------

CONSUMER STAPLES - 3.41%
FOOD & DRUG RETAILING - 0.59%
Longs Drug Stores Corporation                                  50,700      2,200
Pathmark Stores, Incorporated +@                              298,400      3,324
Performance Food Group Company +                              210,000      6,306
Ruddick Corporation                                           231,600      6,383
                                                                        --------
   TOTAL FOOD & DRUG RETAILING                                            18,213
                                                                        --------
FOOD PRODUCTS - 2.06%
American Italian Pasta Company @                              271,100      5,707
Chiquita Brands International, Incorporated @                 227,600      6,869
Del Monte Foods Company +@                                  2,411,000     27,100
J&J Snack Foods Corporation                                    41,700      2,454
Lance, Incorporated @                                         129,600      2,343
Ralcorp Holdings, Incorporated +@                             191,400      8,230
Sensient Technologies Corporation @                           337,550      6,417
Smithfield Foods, Incorporated +                              166,600      4,351
                                                                        --------
   TOTAL FOOD PRODUCTS                                                    63,471
                                                                        --------

HOUSEHOLD PRODUCTS - 0.22%
Blyth, Incorporated @                                         237,800      6,630
                                                                        --------
   TOTAL HOUSEHOLD PRODUCTS                                                6,630
                                                                        --------

PERSONAL PRODUCTS - 0.24%
NBTY, Incorporated +                                          304,000      7,357
                                                                        --------
   TOTAL PERSONAL PRODUCTS                                                 7,357
                                                                        --------

TOBACCO - 0.30%
Schweitzer Mauduit International, Incorporated @               13,000        340
Universal Corporation @                                       183,800      8,767
                                                                        --------
   TOTAL TOBACCO                                                           9,107
                                                                        --------
TOTAL CONSUMER STAPLES                                                   104,778
                                                                        --------

ENERGY - 4.16%
ENERGY EQUIPMENT & SERVICES - 2.26%
Cooper Cameron Corporation +                                   20,700      1,469
Dril-Quip, Incorporated +@                                     63,000      2,093
FMC Technologies, Incorporated +                              272,500      9,878
Grant Prideco, Incorporated +                                  81,000      2,600
MDU Resources Group, Incorporated @                           215,500      6,616

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                   (dollars
                                                                 in thousands)
Offshore Logistics, Incorporated +                              8,600   $    310
Oil States International, Incorporated +                      330,600      9,779
TETRA Technologies, Incorporated +@                           166,600      6,642
Tidewater, Incorporated @                                     315,500     12,737
Unit Corporation +                                            205,900      9,780
Universal Compression Holdings, Incorporated +                126,800      5,142
Veritas DGC, Incorporated +                                    93,200      2,871
                                                                        --------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      69,917
                                                                        --------
OIL & GAS - 1.90%
Berry Petroleum Company @                                       2,900        165
Cimarex Energy Company +                                      117,400      4,924
Encore Acquisition Company +@                                 662,550     20,897
Forest Oil Corporation +                                       65,400      2,927
Giant Industries, Incorporated +@                             115,200      4,518
The Houston Exploration Company +@                            136,100      7,865
Plains Exploration and Production Company LP +                  6,900        266
Pogo Producing Company @                                      126,000      6,934
Stone Energy Corporation +@                                   192,400     10,238
                                                                        --------
   TOTAL OIL & GAS                                                        58,734
                                                                        --------
TOTAL ENERGY                                                             128,651
                                                                        --------
FINANCIALS - 20.30%
BANKS - 6.24%
Ace Cash Express, Incorporated +                              197,900      4,657
Alabama National BanCorporation @                              34,100      2,365
Amegy Bancorporation, Incorporated                            146,730      3,343
Americredit Corporation +                                      70,300      1,878
Anchor BanCorp Wisconsin, Incorporated                         51,138      1,633
Astoria Financial Corporation                                  84,600      2,364
Bancorp South, Incorporated                                   354,200      8,246
Bank Hawaii Corporation                                       193,600      9,941
BankAtlantic Bancorp, Incorporated @                          161,300      2,894
Chemical Financial Corporation @                              165,531      5,529
Chittenden Corporation @                                      214,125      6,272
City National Corporation                                      30,700      2,243
Colonial BancGroup, Incorporated @                            454,700     10,581
Commercial Federal Corporation                                163,100      5,529
Community Bank System, Incorporated @                         215,500      5,183
Corus Bankshares, Incorporated                                  6,787        426
Cullen/Frost Bankers, Incorporated                            208,200     10,431
Downey Financial Corporation @                                 23,500      1,820
First Commonwealth Financial Corporation @                    156,600      2,185
First Republic Bank @                                          87,100      3,299
FirstFed Financial Corporation +@                              13,000        812
F.N.B. Corporation @                                           60,000      1,185
Frontier Financial Corporation @                               55,303      1,635
Fulton Financial Corporation @                                 72,199      1,304
Great American Financial Resources, Incorporated @             80,800      1,588
Greater Bay Bancorp @                                          79,000      2,072
Hudson United Bancorp                                         298,200     12,495
Independence Community Bank Corporation                        34,900      1,292
International Bancshares Corporation                          231,128      6,987
Irwin Financial Corporation @                                 184,600      4,070
MAF Bancorp, Incorporated @                                    12,200        538
NBT Bancorp, Incorporated                                     106,569      2,650
Pacific Capital Bancorp @                                      16,753        573
PFF Bancorp, Incorporated @                                     8,400        260
Provident Bancorp, Incorporated                               159,200      1,879
Provident Bankshares Corporation @                            113,720      3,866
R&G Financial Corporation                                     131,100      2,071

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                   (dollars
                                                                 in thousands)
Republic Bancorp, Incorporated @                              333,817   $  4,940
S&T Bancorp, Incorporated @                                    10,511        418
Santander BanCorp @                                            56,300      1,574
Sky Financial Group, Incorporated @                           215,194      6,129
Sterling Bancshares, Incorporated                             146,200      2,297
Sterling Financial Corporation                                 53,000      2,069
Susquehanna Bancshares, Incorporated @                        215,000      5,766
Timberland Bancorp, Incorporated @                             14,800        345
Trustmark Corporation @                                       340,960      9,745
United Bankshares, Incorporated                                77,571      2,933
Washington Federal, Incorporated @                            356,994      8,307
Webster Financial Corporation of Waterbury                    242,000     11,664
Westcorp, Incorporated @                                        7,000        406
                                                                        --------
   TOTAL BANKS                                                           192,689
                                                                        --------
DIVERSIFIED FINANCIALS - 2.11%
Affiliated Managers Group, Incorporated +                      82,100      5,854
American Capital Strategies Limited                           181,100      6,815
Asset Acceptance Capital Corporation +                        163,500      4,470
Assured Guaranty Limited                                      166,900      3,981
Asta Funding, Incorporated                                    158,100      4,229
The First Marblehead Corporation +@                            89,100      3,096
Financial Federal Corporation @                                88,500      3,407
First Cash Financial Services, Incorporated +                 244,200      5,824
IndyMac Bancorp, Incorporated @                                68,300      2,979
Raymond James Financial, Incorporated @                       378,800     11,307
Knight Capital Group, Incorporated +@                         758,300      5,991
Metris Companies, Incorporated +@                             259,400      3,852
Piper Jaffray Companies +@                                     96,500      3,321
                                                                        --------
   TOTAL DIVERSIFIED FINANCIALS                                           65,126
                                                                        --------
INSURANCE - 9.07%
21st Century Insurance Group @                                288,500      4,400
Alfa Corporation                                               78,403      1,284
Allmerica Financial Corporation +                             459,700     17,928
American Financial Group, Incorporated @                      754,200     25,522
American National Insurance Company                            24,717      2,847
AmerUs Group Company @                                        202,900     10,466
Arch Capital Group Limited +                                  129,700      5,966
Aspen Insurance Holdings Limited                              190,200      5,404
Bristol West Holdings, Incorporated                           312,100      5,718
Commerce Group, Incorporated                                   76,100      4,745
Conseco, Incorporated +@                                      407,800      8,894
Delphi Financial Group, Incorporated                          200,200      9,712
Direct General Corporation @                                   92,313      1,721
FBL Financial Group, Incorporated                             185,700      5,552
First American Corporation                                    178,000      7,823
Fremont General Corporation @                                  31,700        775
Arthur J. Gallagher & Company @                               517,200     14,425
HCC Insurance Holdings, Incorporated                          232,100      6,434
Hilb Rogal & Hobbs Company @                                  191,300      6,483
Horace Mann Educators Corporation                              93,500      1,868
Infinity Property and Casualty Corporation @                  146,698      5,199
KMG America Corporation +                                     267,200      2,605
LandAmerica Financial Group, Incorporated @                    30,500      1,912
Max Re Capital Limited                                        268,900      6,171
Mercury General Corporation @                                  91,800      5,298
Montpelier Re Holdings Limited                                188,200      6,760
National Western Life Insurance Company +                       2,500        513
The Navigators Group, Incorporated +                          179,700      6,627
Odyssey Re Holdings Corporation @                             364,800      9,255

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                   (dollars
                                                                 in thousands)
Ohio Casualty Corporation @                                   349,877   $  8,939
PartnerRe Limited                                              81,700      5,296
The Phoenix Companies, Incorporated @                         195,900      2,468
Platinum Underwriters Holdings Limited                        159,400      5,526
PMA Capital Corporation +@                                      5,700         53
Protective Life Corporation                                   502,300     21,880
Reinsurance Group of America, Incorporated @                  443,700     18,711
Scottish Re Group Limited @                                   137,400      3,304
StanCorp Financial Group, Incorporated                        105,100      9,074
Stewart Information Services Corporation                       12,900        607
Triad Guaranty, Incorporated +                                105,100      5,044
UICI                                                           56,700      1,749
United America Indemnity Limited +                            283,897      5,204
                                                                        --------
   TOTAL INSURANCE                                                       280,162
                                                                        --------
REAL ESTATE - 2.88%
Aames Investment Corporation                                  480,800      4,443
Alexandria Real Estate Equities, Incorporated                  65,500      5,269
American Financial Realty Trust                               338,100      4,869
Bluegreen Corporation +                                       160,800      2,856
Brookfield Homes Corporation                                   29,900      1,489
Capital Automotive REIT                                       143,100      5,619
Capital Lease Funding, Incorporated                           134,900      1,484
Capital Trust, Incorporated                                    87,900      2,940
Catellus Development Corporation                               14,300        516
Equity Inns, Incorporated                                     486,400      6,532
First Potomac Realty Trust                                     71,400      1,881
Fieldstone Investment Corporation                             385,700      5,647
Government Properties Trust, Incorporated                      22,900        224
Health Care Property Investors, Incorporated                   28,500        794
Health Care Real Estate Investment Trust, Incorporated         46,700      1,826
Innkeepers USA Trust                                          230,000      3,535
Jones Lang LaSalle, Incorporated +                            116,900      5,757
LaSalle Hotel Properties                                      216,800      7,549
Lexington Corporate Properties Trust                           86,900      2,084
MI Developments, Incorporated                                 386,100     12,741
MortgageIT Holdings, Incorporated                             163,400      3,207
Mission West Properties, Incorporated                         222,200      2,318
Redwood Trust, Incorporated                                    46,400      2,520
Thomas Properties Group, Incorporated                          76,100        966
Ventas, Incorporated                                           59,800      1,931
                                                                        --------
   TOTAL REAL ESTATE                                                      88,997
                                                                        --------
TOTAL FINANCIALS                                                         626,974
                                                                        --------
HEALTH CARE - 4.64%
BIOTECHNOLOGY - 0.02%
Albany Molecular Research, Incorporated +                      37,183        577
                                                                        --------
   TOTAL BIOTECHNOLOGY                                                       577
                                                                        --------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.43%
CONMED Corporation +                                           34,728      1,046
Cooper Companies, Incorporated                                 20,200      1,388
Haemonetics Corporation +                                     111,400      4,704
PolyMedica Corporation                                        170,800      5,998
                                                                        --------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 13,136
                                                                        --------
HEALTH CARE PROVIDERS & SERVICES - 3.14%
Amedisys, Incorporated +@                                     177,700      6,955
AMN Healthcare Services, Incorporated +@                       19,900        337
Apria Healthcare Group, Incorporated +@                       392,000     13,222
Health Net, Incorporated +                                    413,400     16,040

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
Hooper Holmes, Incorporated @                                 461,130   $  1,937
Kindred Healthcare, Incorporated +@                           298,800     10,978
Magellan Health Services, Incorporated +@                     285,200     10,216
MedQuist, Incorporated +@                                       4,000         52
Omnicell, Incorporated +@                                     186,400      1,571
Option Care, Incorporated @                                   271,600      3,808
Owens & Minor, Incorporated @                                  61,200      1,814
Pediatrix Medical Group, Incorporated +@                       75,200      5,897
ResCare, Incorporated +@                                      233,400      3,461
Sierra Health Services, Incorporated +@                        77,300      5,213
Triad Hospitals, Incorporated +                               152,400      7,570
Universal Health Services, Incorporated                       150,600      7,837
                                                                        --------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 96,908
                                                                        --------
PHARMACEUTICALS - 1.05%
Andrx Corporation +@                                          156,500      2,903
Endo Pharmaceuticals Holdings, Incorporated +@                 54,000      1,537
ISTA Pharmaceuticals, Incorporated +@                         116,400      1,162
King Pharmaceuticals, Incorporated +                          695,700      7,757
The Medicines Company +@                                      152,800      3,336
Watson Pharmaceuticals, Incorporated +@                       472,000     15,765
                                                                        --------
   TOTAL PHARMACEUTICALS                                                  32,460
                                                                        --------
TOTAL HEALTH CARE                                                        143,081
                                                                        --------
INDUSTRIALS - 15.55%
AEROSPACE & DEFENSE - 0.28%
Alliant Techsystems, Incorporated +                            28,200      2,059
EDO Corporation @                                              87,200      2,690
FTI Consulting, Incorporated +@                                11,300        272
Herley Industries, Incorporated +                             180,800      3,533
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               8,554
                                                                        --------
AIR FREIGHT & COURIERS - 0.39%
Covenant Transportation, Incorporated +@                      182,300      2,461
Ryder System, Incorporated                                    242,700      9,463
                                                                        --------
   TOTAL AIR FREIGHT & COURIERS                                           11,924
                                                                        --------
BUILDING PRODUCTS - 0.59%
Lennox International, Incorporated @                          194,800      4,757
NCI Building Systems, Incorporated +@                          30,800      1,189
Universal Fastener Products, Incorporated @                    42,500      2,123
York International Corporation                                235,700     10,071
                                                                        --------
   TOTAL BUILDING PRODUCTS                                                18,140
                                                                        --------
COMMERCIAL SERVICES & SUPPLIES  - 5.34%
Bowne & Company, Incorporated @                               748,500     10,262
The Brinks Company                                            210,100      7,597
Casella Waste Systems, Incorporated +@                        191,800      2,591
Central Parking Corporation @                                 144,300      2,092
Ceridian Corporation +                                        125,000      2,616
Convergys Corporation +                                       841,300     12,241
Corinthian Colleges, Incorporated +@                          507,300      6,965
CSG Systems International, Incorporated +@                    217,700      4,060
Deluxe Corporation                                            322,500     12,900
Duratek, Incorporated +@                                      106,250      2,645
eFunds Corporation +@                                          27,000        493
John H. Harland Company @                                     112,500      4,346
IDEX Corporation                                              243,800     10,649
Kelly Services, Incorporated                                  311,500      9,476
Labor Ready, Incorporated +@                                  150,100      3,559

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                               Shares     Value
                                                              -------   --------
                                                                  (dollars in
                                                                  thousands)
LECG Corporation +@                                           134,700   $  2,912
Mac Gray Corporation +@                                        39,100        432
McGrath Rentcorp                                              128,700      3,345
NCO Group, Incorporated +@                                    227,542      4,637
PHH Corporation +@                                            417,400     11,808
Pope & Talbot, Incorporated @                                 236,500      2,649
Sabre Holdings Corporation @                                  656,898     12,612
Spherion Corporation +@                                       915,500      7,232
Valassis Communications, Incorporated +@                      519,300     20,538
Waste Connections, Incorporated +                             173,500      6,246
                                                                        --------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  164,903
                                                                        --------
CONSTRUCTION & ENGINEERING - 1.37%
Chicago Bridge & Iron Company N.V.                            221,400      6,188
Comfort Systems USA, Incorporated +@                          213,000      1,651
Dycom Industries, Incorporated +                               57,200      1,396
Granite Construction, Incorporated                            141,800      4,852
Hovnanian Enterprises, Incorporated +                         143,700     10,157
M/I Homes, Incorporated @                                      31,500      1,878
Orleans Homebuilders, Incorporated                            143,000      3,857
The Shaw Group, Incorporated +@                               304,900      5,830
Technical Olympic USA, Incorporated                           232,100      6,550
                                                                        --------
   TOTAL CONSTRUCTION & ENGINEERING                                       42,359
                                                                        --------
ELECTRICAL EQUIPMENT - 0.40%
Brady Corporation                                             314,900     10,770
Thomas & Betts Corporation +                                   45,900      1,550
                                                                        --------
   TOTAL ELECTRICAL EQUIPMENT                                             12,320
                                                                        --------
INDUSTRIAL CONGLOMERATES - 0.09%
Pioneer Companies, Incorporated +@                            118,500      2,876
                                                                        --------
   TOTAL INDUSTRIAL CONGLOMERATES                                          2,876
                                                                        --------
MACHINERY - 4.05%
AGCO Corporation +                                            892,680     18,470
Briggs and Stratton Corporation @                             314,600     11,757
Circor International, Incorporated                             94,200      2,623
Esterline Technologies Corporation +@                         150,500      6,432
Flowserve Corporation +@                                      358,100     12,125
GSI Lumonics, Incorporated +                                  385,400      3,862
Harsco Corporation                                            163,300      9,839
Hughes Supply, Incorporated                                   220,200      6,258
Kaydon Corporation @                                          326,400     10,073
MSC Industrial Direct Company, Incorporated                   120,500      4,662
Navistar International Corporation +                          259,300      8,855
Reliance Steel & Aluminum Company @                           105,400      4,924
SPX Corporation @                                             190,900      9,331
Terex Corporation +                                           241,700     11,703
The Timken Company                                            162,200      4,293
                                                                        --------
   TOTAL MACHINERY                                                       125,207
                                                                        --------
MARINE - 1.44%
Alexander & Baldwin, Incorporated                             175,000      9,359
Kirby Corporation +                                           258,900     12,466
OMI Corporation                                               635,000     11,449
Overseas Shipholding Group, Incorporated @                     79,300      4,921
Tsakos Energy Navigation Limited                              160,800      6,223
                                                                        --------
   TOTAL MARINE                                                           44,418
                                                                        --------

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
TRANSPORTATION - 1.60%
Arkansas Best Corporation                                     152,000   $  5,214
Central Freight Lines, Incorporated +@                        263,400        793
CNF, Incorporated                                             140,500      7,248
CP Ships Limited                                              310,800      5,529
Laidlaw International, Incorporated                           401,900     10,329
Overnite Corporation                                          138,600      5,975
SCS Transportation, Incorporated +@                           356,200      6,440
Yellow Roadway Corporation +                                  147,300      7,794
                                                                        --------
   TOTAL TRANSPORTATION                                                   49,322
                                                                        --------
TOTAL INDUSTRIALS                                                        480,023
                                                                        --------
INFORMATION TECHNOLOGY - 10.09%
COMMUNICATIONS EQUIPMENT - 0.99%
Andrew Corporation +
Comtech Telecommunications Corporation +@                     120,200      1,321
Digi International, Incorporated +@                            70,150      2,480
Foundry Networks, Incorporated +                              275,000      2,998
McDATA Corporation +@                                         174,600      2,067
MEMC Electronic Materials, Incorporated +@                    557,500      2,698
Symmetricom, Incorporated +@                                1,016,000     17,262
                                                              175,100      1,832
                                                                        --------
   TOTAL COMMUNICATIONS EQUIPMENT                                         30,658
                                                                        --------
COMPUTERS & PERIPHERALS - 0.77%
Electronics for Imaging, Incorporated +                       234,400      4,939
Komag, Incorporated +@                                         87,000      3,087
Storage Technology Corporation +                               18,400        676
Western Digital Corporation +@                              1,012,600     15,179
                                                                        --------
   TOTAL COMPUTERS & PERIPHERALS                                          23,881
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.22%
Arrow Electronics, Incorporated +                             784,500     23,551
Avnet, Incorporated +                                         954,200     24,981
CyberOptics Corporation +@                                     73,200      1,034
IKON Office Solutions, Incorporated @                         739,100      7,095
Ingram Micro, Incorporated +                                1,218,700     22,717
Littlefuse, Incorporated +@                                   268,800      7,766
Mettler Toledo International, Incorporated +                   35,200      1,848
Newport Corporation +                                         197,900      2,711
PerkinElmer, Incorporated                                      86,800      1,821
Photon Dynamics, Incorporated +@                              116,500      2,206
Plexus Corporation +@                                         541,100      7,808
Tech Data Corporation +                                       342,700     13,290
Tektronix, Incorporated                                        75,900      1,902
Teleflex, Incorporated @                                        5,400        358
Vishay Intertechnology, Incorporated +                        807,100     11,316
                                                                        --------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              130,404
                                                                        --------
INTERNET SOFTWARE & SERVICES - 0.53%
EarthLink, Incorporated +@                                    848,400      8,085
Infocrossing, Incorporated +@                                  90,500        879
InfoSpace, Incorporated +                                      66,000      1,593
NIC, Inc +@                                                   418,300      2,179
United Online, Incorporated @                                 314,000      3,614
                                                                        --------
   TOTAL INTERNET SOFTWARE & SERVICES                                     16,350
                                                                        --------
IT CONSULTING & SERVICES - 0.92%
BearingPoint, Incorporated +@                                 907,500      7,451
Perot Systems Corporation +                                   321,300      4,524
Phase Forward Incorporated +@                                 290,800      2,329

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                             --------   --------
                                                                 (dollars in
                                                                  thousands)
Reynolds and Reynolds Company                                 432,200   $ 12,093
SI International, Incorporated +@                              60,900      1,919
                                                                        --------
   TOTAL IT CONSULTING & SERVICES                                         28,316
                                                                        --------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.23%
Axcelis Technologies, Incorporated +@                         595,552      4,115
Cabot Microelectronics Corporation +@                         122,900      3,696
FEI Company +@                                                201,700      4,577
Integrated Device Technology +                                289,500      3,347
Omnivision Technologies, Incorporated +@                      787,985     11,134
QLogic Corporation +                                           37,600      1,167
Rudolph Technologies, Incorporated +@                         150,100      2,288
SigmaTel, Incorporated +@                                     201,700      4,040
Silicon Storage Technology, Incorporated +@                   400,479      1,890
Teradyne, Incorporated +                                      117,700      1,828
                                                                        --------
   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               38,082
                                                                        --------

SOFTWARE - 1.43%
Compuware Corporation +                                       271,800      2,291
Epicor Software Corporation +@                                134,400      1,993
EPIQ Systems, Incorporated +@                                 134,000      2,360
Informatica Corporation +                                     413,900      4,375
Lawson Software, Incorporated +@                              574,800      3,167
Mentor Graphics Corporation +                                 811,000      7,550
Micromuse, Incorporated +                                      68,000        384
Plato Learning, Incorporated +@                               160,514      1,308
Progress Software Corporation +@                              172,000      5,347
RSA Security, Incorporated +                                  253,300      3,280
SafeNet, Incorporated +@                                      123,900      4,236
Serena Software, Incorporated +@                              180,805      3,710
Sybase, Incorporated +@                                       195,600      4,162
                                                                        --------
   TOTAL SOFTWARE                                                         44,163
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             311,854
                                                                        --------

MATERIALS - 5.55%
CHEMICALS - 2.60%
Aceto Corporation                                             178,300      1,426
Agrium, Incorporated                                          704,100     16,103
Cabot Corporation                                              49,500      1,712
Cytec Industries, Incorporated @                               69,300      3,145
FMC Corporation +                                             120,600      7,294
H.B. Fuller Company                                           336,600     11,623
Hercules, Incorporated +                                      518,000      7,252
International Flavours                                         47,900      1,816
Lubrizol Corporation                                          372,600     16,394
PolyOne Corporation +@                                      1,234,000      8,811
RPM International, Incorporated @                             258,700      4,851
                                                                        --------
   TOTAL CHEMICALS                                                        80,427
                                                                        --------

CONSTRUCTION MATERIALS - 0.33%
Insituform Technologies, Incorporated +@                      532,200     10,245
                                                                        --------
   TOTAL CONSTRUCTION MATERIALS                                           10,245
                                                                        --------

CONTAINERS & PACKAGING - 0.42%
Longview Fibre Company @                                      523,200     11,709
Silgan Holdings, Incorporated                                  19,479      1,119
                                                                        --------
   TOTAL CONTAINERS & PACKAGING                                           12,828
                                                                        --------

METALS & MINING - 1.96%
Allegheny Technologies, Incorporated                           70,500      2,049
Arch Coal, Incorporated @                                     106,100      6,039

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares      Value
                                                            -------   ----------
                                                                 (dollars in
                                                                 thousands)
Century Aluminum Company +@                                 420,200   $   10,282
Compass Minerals International, Incorporated @              103,200        2,626
Foundation Coal Holdings, Incorporated @                    278,000        9,244
NN, Incorporated                                            163,900        2,132
Quanex Corporation                                          112,100        6,838
RTI International Metals, Incorporated +                    164,100        5,648
Worthington Industries, Incorporated @                      882,100       15,596
                                                                      ----------
   TOTAL METALS & MINING                                                  60,454
                                                                      ----------

PAPER & FOREST PRODUCTS - 0.24%
Chesapeake Corporation @                                    294,600        6,569
Potlatch Corporation @                                       14,600          844
                                                                      ----------
   TOTAL PAPER & FOREST PRODUCTS                                           7,413
                                                                      ----------
TOTAL MATERIALS                                                          171,367
                                                                      ----------

TELECOMMUNICATION SERVICES - 0.07%
Commonwealth Telephone Enterprises, Incorporated             47,100        2,016
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                           2,016
                                                                      ----------

UTILITIES - 8.41%
ELECTRIC UTILITIES - 4.88%
Alliant Corporation                                         265,800        7,735
Black Hills Corporation @                                    49,800        1,986
Cleco Corporation @                                         203,600        4,577
DPL Inc.                                                    471,200       13,005
Duquesne Light Holdings, Incorporated @                     494,900        9,601
Great Plains Energy, Incorporated @                         533,600       17,321
Hawaiian Electric Industries, Incorporated @                367,600        9,899
IDACORP, Incorporated @                                     130,800        4,114
Northeast Utilities                                         909,000       19,616
NSTAR                                                       571,600       17,337
OGE Energy Corporation @                                    437,800       13,300
PNM Resources, Incorporated                                 297,900        8,755
Puget Energy, Incorporated @                                342,800        8,015
WPS Resources Corporation @                                 267,900       15,474
                                                                      ----------
   TOTAL ELECTRIC UTILITIES                                              150,735
                                                                      ----------

GAS UTILITIES - 3.53%
AGL Resources, Incorporated                                 406,600       15,634
Atmos Energy Corporation                                    344,200       10,037
Edge Petroleum Corporation +                                267,300        4,688
Energen Corporation                                          31,400        1,102
Energy Partners Limited +                                   322,900        8,544
National Fuel Gas Company @                                 522,800       15,893
New Jersey Resources Corporation @                          128,500        6,073
Nicor, Incorporated @                                        30,800        1,257
ONEOK, Incorporated                                         279,800        9,779
Peoples Energy Corporation                                  157,800        6,809
Remington Oil and Gas Corporation +                         117,600        4,635
Southern Union Company +                                    285,665        7,267
South Jersey Industries, Incorporated                        26,000          764
UGI Corporation                                             207,200        6,079
Vectren Corporation                                          97,100        2,814
WGL Holdings, Incorporated @                                225,200        7,758
                                                                      ----------
   TOTAL GAS UTILITIES                                                   109,133
                                                                      ----------
TOTAL UTILITIES                                                          259,868
                                                                      ----------
TOTAL COMMON STOCK                                                     2,823,769
                                                                      ----------

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                            Par Amount    Value
                                                            ----------   -------
                                                                   (dollars in
                                                                    thousands)
SHORT-TERM INVESTMENTS - 24.65%
U.S. TREASURY BILLS - 0.45%
   3.38%, Due 9/8/2005 (Note A)                               $14,055    $14,011
                                                                         -------
   TOTAL U.S. TREASURY BILLS                                              14,011
                                                                         -------

                                                          Shares
                                                        -----------
OTHER SHORT-TERM INVESTMENTS - 24.20% (Note B)
American Beacon Enhanced Cash Trust (Notes B and C)     371,651,045      371,651
American Beacon Money Market Select Fund
   (Notes B and C)                                      375,748,655      375,749
                                                                      ----------
   TOTAL OTHER SHORT-TERM INVESTMENTS                                    747,400
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS                                             761,411
                                                                      ----------
TOTAL INVESTMENTS - 116.09% (COST $3,209,301)
   (NOTE D)                                                            3,585,180
                                                                      ----------
LIABILITIES, NET OF OTHER ASSETS - (16.09%)                             (496,803)
                                                                      ----------
TOTAL NET ASSETS - 100%                                               $3,088,377
                                                                      ==========

FUTURES CONTRACTS

                                                           Unrealized
                       No. of    Expiration    Market     Appreciation/
      Issuer         Contracts      Date        Value    (Depreciation)
      ------         ---------   ----------   --------   --------------
Emini Mini Russell     3,881      Sept 2005    264,742        12,719
                                              --------       -------
                                              $264,742       $12,719
                                              ========       =======

(A)  At July 31, 2005, security held as collateral for open futures contracts.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $3,211,261 and the net unrealized appreciation of investments based on that cost is $373,919 which is comprised of $425,506 aggregate gross unrealized appreciation and $51,587 aggregate gross unrealized depreciation.

@ -  All or a portion of this security is on loan at July 31, 2005.

+ -  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 28, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 28, 2005
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 28, 2005
      ------------------